UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23504

AIM ETF PRODUCTS TRUST

On behalf of the following series:

AllianzIM U.S. Equity Buffer10 Jan ETF | JANT |

AllianzIM U.S. Equity Buffer10 Feb ETF | FEBT |

AllianzIM U.S. Equity Buffer10 Mar ETF | MART |

AllianzIM U.S. Equity Buffer10 Apr ETF | APRT |

AllianzIM U.S. Equity Buffer10 May ETF | MAYT |

AllianzIM U.S. Equity Buffer10 Jun ETF | JUNT |

AllianzIM U.S. Equity Buffer10 Jul ETF | JULT |

AllianzIM U.S. Equity Buffer10 Aug ETF | AUGT |

AllianzIM U.S. Equity Buffer10 Sep ETF | SEPT |

AllianzIM U.S. Equity Buffer10 Oct ETF | OCTT |

AllianzIM U.S. Equity Buffer10 Nov ETF | NVBT |

AllianzIM U.S. Equity Buffer10 Dec ETF | DECT |

AllianzIM U.S. Equity Buffer20 Jan ETF | JANW |

AllianzIM U.S. Equity Buffer20 Feb ETF | FEBW |

AllianzIM U.S. Equity Buffer20 Mar ETF | MARW |

AllianzIM U.S. Equity Buffer20 Apr ETF | APRW |

AllianzIM U.S. Equity Buffer20 May ETF | MAYW |

AllianzIM U.S. Equity Buffer20 Jun ETF | JUNW |

AllianzIM U.S. Equity Buffer20 Jul ETF | JULW |

AllianzIM U.S. Equity Buffer20 Aug ETF | AUGW |

AllianzIM U.S. Equity Buffer20 Sep ETF | SEPW |

AllianzIM U.S. Equity Buffer20 Oct ETF | OCTW |

AllianzIM U.S. Equity Buffer20 Nov ETF | NVBW |

AllianzIM U.S. Equity Buffer20 Dec ETF | DECW |

AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF | JANU |

AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF | FEBU |

AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF | MARU |

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF | ARLU |

AllianzIM U.S. Equity Buffer15 Uncapped May ETF | MAYU |

AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF | JNEU |

AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF | JULU |

AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF | AUGU |

AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF | SEPU |

AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF | OCTU |

AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF | NVBU |

AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF | DECU |

AllianzIM International Equity Buffer15 Uncapped Jan ETF | JANI |

AllianzIM International Equity Buffer15 Uncapped Apr ETF | ARLI |

AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF | SIXJ |

AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF | SIXF |

AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF | SIXP |

AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF | SIXO |

AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF | SIXZ |

AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF | SIXD |

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | FLJJ |

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF | FLAO |

AllianzIM U.S. Equity Buffer5 ETF | QBSV |

AllianzIM U.S. Equity Buffer15 ETF | QBSF |

AllianzIM U.S. Equity Buffer100 Protection ETF | AIOO |

AllianzIM Growth-100 Buffer5 ETF | QBQV |

AllianzIM Growth-100 Buffer15 ETF | QBQF |

AllianzIM U.S. Small Cap Buffer5 ETF | QBKV |

AllianzIM U.S. Small Cap Buffer15 ETF | QBKF |

AllianzIM International Equity Buffer5 ETF | QBIV |

AllianzIM International Equity Buffer15 ETF | QBIF |

AllianzIM Buffer20 Allocation ETF | SPBW |

AllianzIM Buffer15 Uncapped Allocation ETF | SPBU |

AllianzIM 6 Month Buffer10 Allocation ETF | SPBX |

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip Code)

Amanda Farren, Chief Legal Officer

5701 Golden Hills Drive

Minneapolis, MN 55416

(Name and address of agent for service)

Registrant’s telephone number, including area code: (763) 765-7453

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

AllianzIM U.S. Equity Buffer10 Jan ETF | JANT | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Jan ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 Jan ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$65,376
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	103.9%
Time deposits	0.1%
Options written	(3.8)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Equity Buffer10 Jan ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JANT 426

AllianzIM U.S. Equity Buffer10 Feb ETF | FEBT | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Feb ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 Feb ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$159,231
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	104.1%
Time deposits	0.1%
Options written	(4.1)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM U.S. Equity Buffer10 Feb ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

FEBT 426

AllianzIM U.S. Equity Buffer10 Mar ETF | MART | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Mar ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 Mar ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$29,646
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	104.8%
Time deposits	0.2%
Options written	(4.8)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Equity Buffer10 Mar ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MART 426

AllianzIM U.S. Equity Buffer10 Apr ETF | APRT | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Apr ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 Apr ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$47,156
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	107.2%
Options written	(7.0)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Equity Buffer10 Apr ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

APRT 426

AllianzIM U.S. Equity Buffer10 May ETF | MAYT | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 May ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 May ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$120,542
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	105.2%
Time deposits	0.1%
Options written	(4.9)%
Net other assets and liabilities	(0.4)%
Total	100.0%

AllianzIM U.S. Equity Buffer10 May ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MAYT 426

AllianzIM U.S. Equity Buffer10 Jun ETF | JUNT | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Jun ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 Jun ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$19,770
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	106.3%
Time deposits	0.7%
Options written	(6.3)%
Net other assets and liabilities	(0.7)%
Total	100.0%

AllianzIM U.S. Equity Buffer10 Jun ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JUNT 426

AllianzIM U.S. Equity Buffer10 Jul ETF | JULT | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Jul ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 Jul ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$79,363
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	103.6%
Time deposits	0.5%
Options written	(3.4)%
Net other assets and liabilities	(0.7)%
Total	100.0%

AllianzIM U.S. Equity Buffer10 Jul ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JULT 426

AllianzIM U.S. Equity Buffer10 Aug ETF | AUGT | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Aug ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 Aug ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$35,232
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	103.3%
Time deposits	0.4%
Options written	(3.1)%
Net other assets and liabilities	(0.6)%
Total	100.0%

AllianzIM U.S. Equity Buffer10 Aug ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

AUGT 426

AllianzIM U.S. Equity Buffer10 Sep ETF | SEPT | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Sep ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 Sep ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$105,107
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	103.4%
Time deposits	0.3%
Options written	(3.3)%
Net other assets and liabilities	(0.4)%
Total	100.0%

AllianzIM U.S. Equity Buffer10 Sep ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SEPT 426

AllianzIM U.S. Equity Buffer10 Oct ETF | OCTT | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Oct ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 Oct ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$58,898
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	102.7%
Time deposits	0.3%
Options written	(2.6)%
Net other assets and liabilities	(0.4)%
Total	100.0%

AllianzIM U.S. Equity Buffer10 Oct ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

OCTT 426

AllianzIM U.S. Equity Buffer10 Nov ETF | NVBT | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Nov ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 Nov ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$32,651
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	102.4%
Time deposits	0.2%
Options written	(2.3)%
Net other assets and liabilities	(0.3)%
Total	100.0%

AllianzIM U.S. Equity Buffer10 Nov ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

NVBT 426

AllianzIM U.S. Equity Buffer10 Dec ETF | DECT | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Dec ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer10 Dec ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$121,116
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	103.0%
Time deposits	0.2%
Options written	(2.9)%
Net other assets and liabilities	(0.3)%
Total	100.0%

AllianzIM U.S. Equity Buffer10 Dec ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

DECT 426

AllianzIM U.S. Equity Buffer20 Jan ETF | JANW | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Jan ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 Jan ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$341,373
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	105.0%
Time deposits	0.2%
Options written	(5.0)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Equity Buffer20 Jan ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JANW 426

AllianzIM U.S. Equity Buffer20 Feb ETF | FEBW | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Feb ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 Feb ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$194,070
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	104.9%
Time deposits	0.1%
Options written	(4.9)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM U.S. Equity Buffer20 Feb ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

FEBW 426

AllianzIM U.S. Equity Buffer20 Mar ETF | MARW | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Mar ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 Mar ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$84,368
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	106.0%
Time deposits	0.1%
Options written	(6.0)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM U.S. Equity Buffer20 Mar ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MARW 426

AllianzIM U.S. Equity Buffer20 Apr ETF | APRW | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Apr ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 Apr ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$194,147
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	109.4%
Time deposits	0.0%Footnote Reference*
Options written	(9.3)%
Net other assets and liabilities	(0.1)%
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM U.S. Equity Buffer20 Apr ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

APRW 426

AllianzIM U.S. Equity Buffer20 May ETF | MAYW | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 May ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 May ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$205,291
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	105.1%
Time deposits	0.2%
Options written	(4.9)%
Net other assets and liabilities	(0.4)%
Total	100.0%

AllianzIM U.S. Equity Buffer20 May ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MAYW 426

AllianzIM U.S. Equity Buffer20 Jun ETF | JUNW | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Jun ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 Jun ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$59,938
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	110.6%
Time deposits	0.6%
Options written	(10.5)%
Net other assets and liabilities	(0.7)%
Total	100.0%

AllianzIM U.S. Equity Buffer20 Jun ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JUNW 426

AllianzIM U.S. Equity Buffer20 Jul ETF | JULW | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Jul ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 Jul ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$315,840
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	106.9%
Time deposits	0.5%
Options written	(6.9)%
Net other assets and liabilities	(0.5)%
Total	100.0%

AllianzIM U.S. Equity Buffer20 Jul ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JULW 426

AllianzIM U.S. Equity Buffer20 Aug ETF | AUGW | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Aug ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 Aug ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$138,021
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	105.9%
Time deposits	0.6%
Options written	(5.9)%
Net other assets and liabilities	(0.6)%
Total	100.0%

AllianzIM U.S. Equity Buffer20 Aug ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

AUGW 426

AllianzIM U.S. Equity Buffer20 Sep ETF | SEPW | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Sep ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 Sep ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$213,319
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	105.6%
Time deposits	0.5%
Options written	(5.6)%
Net other assets and liabilities	(0.5)%
Total	100.0%

AllianzIM U.S. Equity Buffer20 Sep ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SEPW 426

AllianzIM U.S. Equity Buffer20 Oct ETF | OCTW | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Oct ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 Oct ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$564,359
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	104.2%
Time deposits	0.3%
Options written	(4.1)%
Net other assets and liabilities	(0.4)%
Total	100.0%

AllianzIM U.S. Equity Buffer20 Oct ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

OCTW 426

AllianzIM U.S. Equity Buffer20 Nov ETF | NVBW | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Nov ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 Nov ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$98,567
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	103.2%
Time deposits	0.3%
Options written	(3.2)%
Net other assets and liabilities	(0.3)%
Total	100.0%

AllianzIM U.S. Equity Buffer20 Nov ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

NVBW 426

AllianzIM U.S. Equity Buffer20 Dec ETF | DECW | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Dec ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer20 Dec ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$231,702
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	104.0%
Time deposits	0.2%
Options written	(3.9)%
Net other assets and liabilities	(0.3)%
Total	100.0%

AllianzIM U.S. Equity Buffer20 Dec ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

DECW 426

AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF | JANU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$86,154
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	101.4%
Time deposits	0.2%
Options written	(1.4)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JANU 426

AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF | FEBU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$50,416
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	101.7%
Time deposits	0.1%
Options written	(1.6)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

FEBU 426

AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF | MARU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$31,633
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	101.7%
Time deposits	0.1%
Options written	(1.7)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MARU 426

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF | ARLU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$52,540
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	101.6%
Time deposits	0.0%Footnote Reference*
Options written	(1.5)%
Net other assets and liabilities	(0.1)%
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

ARLU 426

AllianzIM U.S. Equity Buffer15 Uncapped May ETF | MAYU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped May ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$29,750
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	102.6%
Time deposits	0.6%
Options written	(2.6)%
Net other assets and liabilities	(0.6)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped May ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

MAYU 426

AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF | JNEU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$30,165
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	100.2%
Time deposits	0.4%
Options written	0.0%Footnote Reference*
Net other assets and liabilities	(0.6)%
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JNEU 426

AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF | JULU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$78,773
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	100.2%
Time deposits	0.7%
Options written	(0.1)%
Net other assets and liabilities	(0.8)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JULU 426

AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF | AUGU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$42,864
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	100.2%
Time deposits	0.5%
Options written	(0.2)%
Net other assets and liabilities	(0.5)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

AUGU 426

AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF | SEPU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$137,554
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	100.5%
Time deposits	0.4%
Options written	(0.4)%
Net other assets and liabilities	(0.5)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SEPU 426

AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF | OCTU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$63,441
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	100.7%
Time deposits	0.4%
Options written	(0.7)%
Net other assets and liabilities	(0.4)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

OCTU 426

AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF | NVBU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$35,213
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	101.0%
Time deposits	0.4%
Options written	(1.0)%
Net other assets and liabilities	(0.4)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

NVBU 426

AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF | DECU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$117,092
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	101.2%
Time deposits	0.7%
Options written	(1.1)%
Net other assets and liabilities	(0.8)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

DECU 426

AllianzIM International Equity Buffer15 Uncapped Jan ETF | JANI | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM International Equity Buffer15 Uncapped Jan ETF (the “Fund”) for the period of January 30, 2026Footnote Reference* to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is January 30, 2026. Shares of JANI were listed on the Cboe BZX Exchange, Inc. on February 2, 2026.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM International Equity Buffer15 Uncapped Jan ETF	$19Footnote Reference**	0.79%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$13,210
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	101.9%
Time deposits	0.1%
Options written	(1.9)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM International Equity Buffer15 Uncapped Jan ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

JANI 426

AllianzIM International Equity Buffer15 Uncapped Apr ETF | ARLI | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM International Equity Buffer15 Uncapped Apr ETF (the “Fund”) for the period of March 31, 2026Footnote Reference* to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is March 31, 2026. Shares of ARLI were listed on the Cboe BZX Exchange, Inc. on April 1, 2026.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM International Equity Buffer15 Uncapped Apr ETF	$6Footnote Reference**	0.79%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$5,751
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	102.3%
Time deposits	0.0%Footnote Reference*
Options written	(2.2)%
Net other assets and liabilities	(0.1)%
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM International Equity Buffer15 Uncapped Apr ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

ARLI 426

AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF | SIXJ | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$152,829
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	101.8%
Time deposits	0.6%
Options written	(2.1)%
Net other assets and liabilities	(0.3)%
Total	100.0%

AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXJ 426

AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF | SIXF | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$49,010
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	102.0%
Time deposits	0.5%
Options written	(2.3)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXF 426

AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF | SIXP | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$49,480
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	103.2%
Time deposits	0.4%
Options written	(3.5)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXP 426

AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF | SIXO | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$301,960
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	106.9%
Time deposits	0.6%
Options written	(7.3)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXO 426

AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF | SIXZ | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$56,155
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	103.2%
Time deposits	0.6%
Options written	(3.6)%
Net other assets and liabilities	(0.2)%
Total	100.0%

AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXZ 426

AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF | SIXD | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$32,329
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	100.2%
Time deposits	0.7%
Options written	(0.6)%
Net other assets and liabilities	(0.3)%
Total	100.0%

AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SIXD 426

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | FLJJ | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$22,276
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	102.1%
Time deposits	0.3%
Options written	(2.3)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

FLJJ 426

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF | FLAO | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$8,371
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	108.2%
Time deposits	0.3%
Options written	(8.4)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

FLAO 426

AllianzIM U.S. Equity Buffer5 ETF | QBSV | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer5 ETF (the “Fund”) for the period of March 31, 2026Footnote Reference* to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is March 31, 2026. Shares of QBSV were listed on the Cboe BZX Exchange, Inc. on April 1, 2026.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer5 ETF	$5Footnote Reference**	0.64%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$7,200
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	105.4%
Time deposits	0.4%
Options written	(5.8)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM U.S. Equity Buffer5 ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

QBSV 426

AllianzIM U.S. Equity Buffer15 ETF | QBSF | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 ETF	$32	0.64%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$33,346
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	108.0%
Time deposits	0.6%
Options written	(8.5)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM U.S. Equity Buffer15 ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

QBSF 426

AllianzIM U.S. Equity Buffer100 Protection ETF | AIOO | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Equity Buffer100 Protection ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer100 Protection ETF	$32	0.64%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$36,426
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	108.7%
Time deposits	0.8%
Options written	(9.5)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM U.S. Equity Buffer100 Protection ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

AIOO 426

AllianzIM Growth-100 Buffer5 ETF | QBQV | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM Growth-100 Buffer5 ETF (the “Fund”) for the period of March 31, 2026Footnote Reference* to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is March 31, 2026. Shares of QBQV were listed on the Cboe BZX Exchange, Inc. on April 1, 2026.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM Growth-100 Buffer5 ETF	$6Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$6,640
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	108.3%
Time deposits	0.1%
Options written	(9.2)%
Net other assets and liabilities	0.8%
Total	100.0%

AllianzIM Growth-100 Buffer5 ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

QBQV 426

AllianzIM Growth-100 Buffer15 ETF | QBQF | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM Growth-100 Buffer15 ETF (the “Fund”) for the period of March 31, 2026Footnote Reference* to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is March 31, 2026. Shares of QBQF were listed on the Cboe BZX Exchange, Inc. on April 1, 2026.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM Growth-100 Buffer15 ETF	$6Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$5,780
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	112.9%
Time deposits	0.2%
Options written	(13.0)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM Growth-100 Buffer15 ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

QBQF 426

AllianzIM U.S. Small Cap Buffer5 ETF | QBKV | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Small Cap Buffer5 ETF (the “Fund”) for the period of March 31, 2026Footnote Reference* to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is March 31, 2026. Shares of QBKV were listed on the Cboe BZX Exchange, Inc. on April 1, 2026.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Small Cap Buffer5 ETF	$6Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$6,016
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	104.7%
Time deposits	0.6%
Options written	(5.2)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM U.S. Small Cap Buffer5 ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

QBKV 426

AllianzIM U.S. Small Cap Buffer15 ETF | QBKF | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM U.S. Small Cap Buffer15 ETF (the “Fund”) for the period of March 31, 2026Footnote Reference* to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is March 31, 2026. Shares of QBKF were listed on the Cboe BZX Exchange, Inc. on April 1, 2026.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Small Cap Buffer15 ETF	$6Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$5,794
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	108.7%
Time deposits	0.6%
Options written	(9.2)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM U.S. Small Cap Buffer15 ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

QBKF 426

AllianzIM International Equity Buffer5 ETF | QBIV | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM International Equity Buffer5 ETF (the “Fund”) for the period of March 31, 2026Footnote Reference* to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is March 31, 2026. Shares of QBIV were listed on the Cboe BZX Exchange, Inc. on April 1, 2026.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM International Equity Buffer5 ETF	$6Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$5,857
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	100.5%
Time deposits	0.5%
Options written	(1.1)%
Net other assets and liabilities	0.1%
Total	100.0%

AllianzIM International Equity Buffer5 ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

QBIV 426

AllianzIM International Equity Buffer15 ETF | QBIF | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM International Equity Buffer15 ETF (the “Fund”) for the period of March 31, 2026Footnote Reference* to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

Footnote	Description
Footnote*	The inception date is March 31, 2026. Shares of QBIF were listed on the Cboe BZX Exchange, Inc. on April 1, 2026.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM International Equity Buffer15 ETF	$6Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than 6 months, had the Fund existed for the full 6-month reporting period, costs would have been higher.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$5,739
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Options purchased	102.5%
Time deposits	0.7%
Options written	(3.1)%
Net other assets and liabilities	(0.1)%
Total	100.0%

AllianzIM International Equity Buffer15 ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

QBIF 426

AllianzIM Buffer20 Allocation ETF | SPBW | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM Buffer20 Allocation ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 InvestmentFootnote Reference1	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*Footnote Reference1
AllianzIM Buffer20 Allocation ETF	$2	0.05%
Footnote	Description
Footnote*	Annualized.
Footnote[1]	Reflects applicable fee waivers.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$70,582
# of Portfolio Holdings	12
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Affiliated Exchange-Traded Funds	100.0%
Time deposits	0.0%Footnote Reference*
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM Buffer20 Allocation ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SPBW 426

AllianzIM Buffer15 Uncapped Allocation ETF | SPBU | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM Buffer15 Uncapped Allocation ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 InvestmentFootnote Reference1	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*Footnote Reference1
AllianzIM Buffer15 Uncapped Allocation ETF	$2	0.05%
Footnote	Description
Footnote*	Annualized.
Footnote[1]	Reflects applicable fee waivers.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$150,559
# of Portfolio Holdings	12
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Affiliated Exchange-Traded Funds	100.0%
Time deposits	0.0%Footnote Reference*
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM Buffer15 Uncapped Allocation ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SPBU 426

AllianzIM 6 Month Buffer10 Allocation ETF | SPBX | Cboe BZX Exchange

Semi-annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about AllianzIM 6 Month Buffer10 Allocation ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 InvestmentFootnote Reference1	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*Footnote Reference1
AllianzIM 6 Month Buffer10 Allocation ETF	$2	0.05%
Footnote	Description
Footnote*	Annualized.
Footnote[1]	Reflects applicable fee waivers.

Key Fund Statistics

Table Summary
Total Net Assets (000s)	$53,367
# of Portfolio Holdings	6
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-

What did the Fund invest in?

Portfolio Composition (as a percentage of net assets)

Table Summary
Affiliated Exchange-Traded Funds	100.0%
Time deposits	0.0%Footnote Reference*
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

AllianzIM 6 Month Buffer10 Allocation ETF

Semi-annual Shareholder Report - April 30, 2026

If you wish to view additional information about the Fund; including but not limited to the Fund’s prospectus, financial information, holdings, and proxy voting information, please visit www.allianzim.com/regulatory-documents/. You can also access this information by scanning the QR code above.

Phone: 877-429-3837 (877-4AZ-ETFS)

SPBX 426

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the reporting period.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AIM ETF PRODUCTS TRUST
Semiannual Financial Statements and
Additional Information
April 30, 2026 (unaudited)

AllianzIM U.S. Equity Buffer10 Jan ETF | JANT |
AllianzIM U.S. Equity Buffer10 Feb ETF | FEBT |
AllianzIM U.S. Equity Buffer10 Mar ETF | MART |
AllianzIM U.S. Equity Buffer10 Apr ETF | APRT |
AllianzIM U.S. Equity Buffer10 May ETF | MAYT |
AllianzIM U.S. Equity Buffer10 Jun ETF | JUNT |
AllianzIM U.S. Equity Buffer10 Jul ETF | JULT |
AllianzIM U.S. Equity Buffer10 Aug ETF | AUGT |
AllianzIM U.S. Equity Buffer10 Sep ETF | SEPT |
AllianzIM U.S. Equity Buffer10 Oct ETF | OCTT |
AllianzIM U.S. Equity Buffer10 Nov ETF | NVBT |
AllianzIM U.S. Equity Buffer10 Dec ETF | DECT |
AllianzIM U.S. Equity Buffer20 Jan ETF | JANW |
AllianzIM U.S. Equity Buffer20 Feb ETF | FEBW |
AllianzIM U.S. Equity Buffer20 Mar ETF | MARW |
AllianzIM U.S. Equity Buffer20 Apr ETF | APRW |
AllianzIM U.S. Equity Buffer20 May ETF | MAYW |
AllianzIM U.S. Equity Buffer20 Jun ETF | JUNW |
AllianzIM U.S. Equity Buffer20 Jul ETF | JULW |
AllianzIM U.S. Equity Buffer20 Aug ETF | AUGW |
AllianzIM U.S. Equity Buffer20 Sep ETF | SEPW |
AllianzIM U.S. Equity Buffer20 Oct ETF | OCTW |
AllianzIM U.S. Equity Buffer20 Nov ETF | NVBW |
AllianzIM U.S. Equity Buffer20 Dec ETF | DECW |
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF | JANU |
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF | FEBU |
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF | MARU |
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF | ARLU |
AllianzIM U.S. Equity Buffer15 Uncapped May ETF | MAYU |

AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF | JNEU |
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF | JULU |
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF | AUGU |
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF | SEPU |
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF | OCTU |
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF | NVBU |
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF | DECU |
AllianzIM International Equity Buffer15 Uncapped Jan ETF | JANI |
AllianzIM International Equity Buffer15 Uncapped Apr ETF | ARLI |
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF | SIXJ |
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF | SIXF |
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF | SIXP |
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF | SIXO |
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF | SIXZ |
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF | SIXD |
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | FLJJ |
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF | FLAO |
AllianzIM U.S. Equity Buffer5 ETF | QBSV |
AllianzIM U.S. Equity Buffer15 ETF | QBSF |
AllianzIM U.S. Equity Buffer100 Protection ETF | AIOO |
AllianzIM Growth-100 Buffer5 ETF | QBQV |
AllianzIM Growth-100 Buffer15 ETF | QBQF |
AllianzIM U.S. Small Cap Buffer5 ETF | QBKV |
AllianzIM U.S. Small Cap Buffer15 ETF | QBKF |
AllianzIM International Equity Buffer5 ETF | QBIV |
AllianzIM International Equity Buffer15 ETF | QBIF |
AllianzIM Buffer20 Allocation ETF | SPBW |
AllianzIM Buffer15 Uncapped Allocation ETF | SPBU |
AllianzIM 6 Month Buffer10 Allocation ETF | SPBX |

  Want to know more?
   →  www.allianzIMetfs.com
   →  1-877-429-3837
ETF-151 (R-4/2026)

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jan ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 100.4%
Options on ETF – 100.4%
SPDR S&P 500 ETF Trust	December 2026	$5.05	927	$468,135	$65,666,455
Total Options Purchased - Calls (Cost $62,279,859)				468,135	65,666,455
OPTION PURCHASED - PUTS(b)(c) – 3.5%
Options on ETF – 3.5%
SPDR S&P 500 ETF Trust	December 2026	681.85	927	63,207,495	2,265,245
Total Options Purchased - Puts (Cost $3,486,734)				63,207,495	2,265,245

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Citibank, New York, 2.980%, 5/01/26(d)	$92,788	92,788
Total Short-Term Investments (Cost $92,788)		92,788
Total Investments – 104.0% (Cost $65,859,381)		68,024,488
Other assets less liabilities – (4.0)%		(2,648,500)
Net Assets – 100.0%		$65,375,988

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	December 2026	$788.30	927	$924,010	$73,075,410	$(1,268,099)
				$924,010	$73,075,410	$(1,268,099)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	December 2026	$613.73	927	$1,963,031	$56,892,771	$(1,222,741)
				$1,963,031	$56,892,771	$(1,222,741)
TOTAL OPTIONS WRITTEN				$2,887,041	$129,968,181	$(2,490,840)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

1

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Feb ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 100.1%
Options on ETF – 100.1%
SPDR S&P 500 ETF Trust	January 2027	$5.12	2,248	$1,150,976	$159,367,464
Total Options Purchased - Calls (Cost $155,259,260)				1,150,976	159,367,464
OPTION PURCHASED - PUTS(b)(c) – 4.0%
Options on ETF – 4.0%
SPDR S&P 500 ETF Trust	January 2027	691.90	2,248	155,539,120	6,418,040
Total Options Purchased - Puts (Cost $8,083,744)				155,539,120	6,418,040

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 5/01/26(d)	$115,784	115,784
Total Short-Term Investments (Cost $115,784)		115,784
Total Investments – 104.2% (Cost $163,458,788)		165,901,288
Other assets less liabilities – (4.2)%		(6,670,321)
Net Assets – 100.0%		$159,230,967

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	January 2027	$799.02	2,248	$2,564,098	$179,619,696	$(3,037,048)
				$2,564,098	$179,619,696	$(3,037,048)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	January 2027	$622.77	2,248	$4,640,163	$139,998,696	$(3,497,888)
				$4,640,163	$139,998,696	$(3,497,888)
TOTAL OPTIONS WRITTEN				$7,204,261	$319,618,392	$(6,534,936)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

2

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Mar ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 100.7%
Options on ETF – 100.7%
SPDR S&P 500 ETF Trust	February 2027	$5.08	421	$213,868	$29,853,291
Total Options Purchased - Calls (Cost $28,359,064)				213,868	29,853,291
OPTION PURCHASED - PUTS(b)(c) – 4.1%
Options on ETF – 4.1%
SPDR S&P 500 ETF Trust	February 2027	685.92	421	28,877,232	1,206,742
Total Options Purchased - Puts (Cost $1,799,827)				28,877,232	1,206,742

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Canadian Imperial Bank of Commerce, Toronto, 2.980%, 5/01/26(d)	$45,171	45,171
Total Short-Term Investments (Cost $45,171)		45,171
Total Investments – 105.0% (Cost $30,204,062)		31,105,204
Other assets less liabilities – (5.0)%		(1,459,505)
Net Assets – 100.0%		$29,645,699

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	February 2027	$794.99	421	$436,026	$33,469,079	$(737,238)
				$436,026	$33,469,079	$(737,238)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	February 2027	$617.39	421	$1,052,755	$25,992,119	$(687,026)
				$1,052,755	$25,992,119	$(687,026)
TOTAL OPTIONS WRITTEN				$1,488,781	$59,461,198	$(1,424,264)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

3

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Apr ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 103.8%
Options on ETF – 103.8%
SPDR S&P 500 ETF Trust	March 2027	$4.81	691	$332,371	$48,910,935
Total Options Purchased - Calls (Cost $44,245,643)				332,371	48,910,935
OPTION PURCHASED - PUTS(b)(c) – 3.4%
Options on ETF – 3.4%
SPDR S&P 500 ETF Trust	March 2027	650.27	691	44,933,657	1,617,977
Total Options Purchased - Puts (Cost $3,137,550)				44,933,657	1,617,977
Total Investments – 107.2% (Cost $47,383,193)					50,528,912
Other assets less liabilities – (7.2)%					(3,372,471)
Net Assets – 100.0%					$47,156,441

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	March 2027	$762.78	691	$844,385	$52,708,098	$(2,356,712)
				$844,385	$52,708,098	$(2,356,712)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	March 2027	$585.31	691	$1,874,769	$40,444,921	$(960,393)
				$1,874,769	$40,444,921	$(960,393)
TOTAL OPTIONS WRITTEN				$2,719,154	$93,153,019	$(3,317,105)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

4

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 May ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.4%
Options on ETF – 99.4%
SPDR S&P 500 ETF Trust	April 2027	$5.32	1,693	$900,676	$119,734,039
Total Options Purchased - Calls (Cost $119,740,557)				900,676	119,734,039
OPTION PURCHASED - PUTS(b)(c) – 5.8%
Options on ETF – 5.8%
SPDR S&P 500 ETF Trust	April 2027	718.59	1,693	121,657,287	7,020,871
Total Options Purchased - Puts (Cost $7,027,389)				121,657,287	7,020,871

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Corporation, Tokyo, 2.980%, 5/01/26(d)	$122,831	122,831
Total Short-Term Investments (Cost $122,831)		122,831
Total Investments – 105.3% (Cost $126,890,777)		126,877,741
Other assets less liabilities – (5.3)%		(6,335,791)
Net Assets – 100.0%		$120,541,950

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	April 2027	$835.80	1,693	$1,855,782	$141,500,940	$(1,862,300)
				$1,855,782	$141,500,940	$(1,862,300)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	April 2027	$646.79	1,693	$4,129,481	$109,501,547	$(4,135,999)
				$4,129,481	$109,501,547	$(4,135,999)
TOTAL OPTIONS WRITTEN				$5,985,263	$251,002,487	$(5,998,299)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

5

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jun ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 106.2%
Options on ETF – 106.2%
SPDR S&P 500 ETF Trust	May 2026	$4.36	294	$128,184	$20,999,849
Total Options Purchased - Calls (Cost $17,154,894)				128,184	20,999,849
OPTION PURCHASED - PUTS(b)(c) – 0.1%
Options on ETF – 0.1%
SPDR S&P 500 ETF Trust	May 2026	589.33	294	17,326,302	10,543
Total Options Purchased - Puts (Cost $983,092)				17,326,302	10,543

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 5/01/26(d)	$143,497	143,497
Total Short-Term Investments (Cost $143,497)		143,497
Total Investments – 107.0% (Cost $18,281,483)		21,153,889
Other assets less liabilities – (7.0)%		(1,384,339)
Net Assets – 100.0%		$19,769,550

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	May 2026	$681.97	294	$274,052	$20,049,918	$(1,235,670)
				$274,052	$20,049,918	$(1,235,670)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	May 2026	$530.45	294	$537,369	$15,595,230	$(4,157)
				$537,369	$15,595,230	$(4,157)
TOTAL OPTIONS WRITTEN				$811,421	$35,645,148	$(1,239,827)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

6

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Jul ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 103.3%
Options on ETF – 103.3%
SPDR S&P 500 ETF Trust	June 2026	$4.57	1,151	$526,007	$81,986,686
Total Options Purchased - Calls (Cost $69,883,966)				526,007	81,986,686
OPTION PURCHASED - PUTS(b)(c) – 0.3%
Options on ETF – 0.3%
SPDR S&P 500 ETF Trust	June 2026	617.79	1,151	71,107,629	257,041
Total Options Purchased - Puts (Cost $3,803,882)				71,107,629	257,041

	Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 5/01/26(d)	$383,337	383,337
Total Short-Term Investments (Cost $383,337)		383,337
Total Investments – 104.1% (Cost $74,071,185)		82,627,064
Other assets less liabilities – (4.1)%		(3,264,538)
Net Assets – 100.0%		$79,362,526

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2026	$712.26	1,151	$933,634	$81,981,126	$(2,650,972)
				$933,634	$81,981,126	$(2,650,972)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2026	$556.07	1,151	$2,129,277	$64,003,657	$(111,543)
				$2,129,277	$64,003,657	$(111,543)
TOTAL OPTIONS WRITTEN				$3,062,911	$145,984,783	$(2,762,515)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

7

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Aug ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 102.6%
Options on ETF – 102.6%
SPDR S&P 500 ETF Trust	July 2026	$4.68	507	$237,276	$36,115,841
Total Options Purchased - Calls (Cost $31,586,963)				237,276	36,115,841
OPTION PURCHASED - PUTS(b)(c) – 0.7%
Options on ETF – 0.7%
SPDR S&P 500 ETF Trust	July 2026	632.02	507	32,043,414	263,488
Total Options Purchased - Puts (Cost $1,597,792)				32,043,414	263,488

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
DBS Bank Ltd., Singapore, 2.980%, 5/01/26(d)	$156,390	156,390
Total Short-Term Investments (Cost $156,390)		156,390
Total Investments – 103.7% (Cost $33,341,145)		36,535,719
Other assets less liabilities – (3.7)%		(1,304,047)
Net Assets – 100.0%		$35,231,672

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	July 2026	$728.35	507	$440,234	$36,927,345	$(989,578)
				$440,234	$36,927,345	$(989,578)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	July 2026	$568.87	507	$896,808	$28,841,709	$(119,115)
				$896,808	$28,841,709	$(119,115)
TOTAL OPTIONS WRITTEN				$1,337,042	$65,769,054	$(1,108,693)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

8

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Sep ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 102.2%
Options on ETF – 102.2%
SPDR S&P 500 ETF Trust	August 2026	$4.77	1,507	$718,839	$107,338,697
Total Options Purchased - Calls (Cost $95,282,807)				718,839	107,338,697
OPTION PURCHASED - PUTS(b)(c) – 1.2%
Options on ETF – 1.2%
SPDR S&P 500 ETF Trust	August 2026	644.99	1,507	97,199,993	1,295,854
Total Options Purchased - Puts (Cost $5,125,974)				97,199,993	1,295,854

	Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Sumitomo Corporation, Tokyo, 2.980%, 5/01/26(d)	$360,364	360,364
Total Short-Term Investments (Cost $360,364)		360,364
Total Investments – 103.7% (Cost $100,769,145)		108,994,915
Other assets less liabilities – (3.7)%		(3,888,283)
Net Assets – 100.0%		$105,106,632

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	August 2026	$739.81	1,507	$1,270,961	$111,489,367	$(2,790,648)
				$1,270,961	$111,489,367	$(2,790,648)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	August 2026	$580.55	1,507	$2,863,959	$87,488,885	$(605,919)
				$2,863,959	$87,488,885	$(605,919)
TOTAL OPTIONS WRITTEN				$4,134,920	$198,978,252	$(3,396,567)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

9

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Oct ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 100.7%
Options on ETF – 100.7%
SPDR S&P 500 ETF Trust	September 2026	$4.93	835	$411,655	$59,314,868
Total Options Purchased - Calls (Cost $54,919,598)				411,655	59,314,868
OPTION PURCHASED - PUTS(b)(c) – 2.0%
Options on ETF – 2.0%
SPDR S&P 500 ETF Trust	September 2026	666.11	835	55,620,185	1,178,352
Total Options Purchased - Puts (Cost $2,998,688)				55,620,185	1,178,352

	Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
DBS Bank Ltd., Singapore, 2.980%, 5/01/26(d)	$180,983	180,983
Total Short-Term Investments (Cost $180,983)		180,983
Total Investments – 103.0% (Cost $58,099,269)		60,674,203
Other assets less liabilities – (3.0)%		(1,776,193)
Net Assets – 100.0%		$58,898,010

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$765.24	835	$880,745	$63,897,540	$(958,012)
				$880,745	$63,897,540	$(958,012)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$599.56	835	$1,690,504	$50,063,260	$(561,011)
				$1,690,504	$50,063,260	$(561,011)
TOTAL OPTIONS WRITTEN				$2,571,249	$113,960,800	$(1,519,023)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

10

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Nov ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.7%
Options on ETF – 99.7%
SPDR S&P 500 ETF Trust	October 2026	$5.05	458	$231,290	$32,530,439
Total Options Purchased - Calls (Cost $30,537,653)				231,290	32,530,439
OPTION PURCHASED - PUTS(b)(c) – 2.7%
Options on ETF – 2.7%
SPDR S&P 500 ETF Trust	October 2026	681.99	458	31,235,142	896,553
Total Options Purchased - Puts (Cost $1,891,727)				31,235,142	896,553

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Australia & New Zealand Banking Group Ltd., New York, 2.980%, 5/01/26(d)	$75,713	75,713
Total Short-Term Investments (Cost $75,713)		75,713
Total Investments – 102.6% (Cost $32,505,093)		33,502,705
Other assets less liabilities – (2.6)%		(851,837)
Net Assets – 100.0%		$32,650,868

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	October 2026	$796.37	458	$446,264	$36,473,746	$(300,819)
				$446,264	$36,473,746	$(300,819)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	October 2026	$613.85	458	$1,107,123	$28,114,330	$(443,802)
				$1,107,123	$28,114,330	$(443,802)
TOTAL OPTIONS WRITTEN				$1,553,387	$64,588,076	$(744,621)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

11

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer10 Dec ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.9%
Options on ETF – 99.9%
SPDR S&P 500 ETF Trust	November 2026	$5.06	1,702	$861,212	$120,919,542
Total Options Purchased - Calls (Cost $114,281,670)				861,212	120,919,542
OPTION PURCHASED - PUTS(b)(c) – 3.1%
Options on ETF – 3.1%
SPDR S&P 500 ETF Trust	November 2026	683.32	1,702	116,301,064	3,774,764
Total Options Purchased - Puts (Cost $6,730,123)				116,301,064	3,774,764

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Citibank, New York, 2.980%, 5/01/26(d)	$285,002	285,002
Total Short-Term Investments (Cost $285,002)		285,002
Total Investments – 103.2% (Cost $121,296,795)		124,979,308
Other assets less liabilities – (3.2)%		(3,863,803)
Net Assets – 100.0%		$121,115,505

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	November 2026	$796.92	1,702	$1,586,506	$135,635,784	$(1,536,600)
				$1,586,506	$135,635,784	$(1,536,600)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	November 2026	$615.05	1,702	$3,875,966	$104,681,510	$(1,965,503)
				$3,875,966	$104,681,510	$(1,965,503)
TOTAL OPTIONS WRITTEN				$5,462,472	$240,317,294	$(3,502,103)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

12

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jan ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 101.5%
Options on ETF – 101.5%
SPDR S&P 500 ETF Trust	December 2026	$5.11	4,893	$2,500,323	$346,579,851
Total Options Purchased - Calls (Cost $328,286,781)				2,500,323	346,579,851
OPTION PURCHASED - PUTS(b)(c) – 3.5%
Options on ETF – 3.5%
SPDR S&P 500 ETF Trust	December 2026	681.99	4,893	333,697,707	11,971,605
Total Options Purchased - Puts (Cost $18,506,876)				333,697,707	11,971,605

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Australia & New Zealand Banking Group Ltd., New York, 2.980%, 5/01/26(d)	$755,276	755,276
Total Short-Term Investments (Cost $755,276)		755,276
Total Investments – 105.2% (Cost $347,548,933)		359,306,732
Other assets less liabilities – (5.2)%		(17,933,761)
Net Assets – 100.0%		$341,372,971

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	December 2026	$753.32	4,893	$9,601,348	$368,599,476	$(13,658,761)
				$9,601,348	$368,599,476	$(13,658,761)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	December 2026	$545.54	4,893	$5,782,169	$266,932,722	$(3,477,749)
				$5,782,169	$266,932,722	$(3,477,749)
TOTAL OPTIONS WRITTEN				$15,383,517	$635,532,198	$(17,136,510)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

13

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Feb ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 100.8%
Options on ETF – 100.8%
SPDR S&P 500 ETF Trust	January 2027	$5.19	2,761	$1,432,959	$195,719,007
Total Options Purchased - Calls (Cost $190,968,441)				1,432,959	195,719,007
OPTION PURCHASED - PUTS(b)(c) – 4.1%
Options on ETF – 4.1%
SPDR S&P 500 ETF Trust	January 2027	692.04	2,761	191,072,244	7,893,699
Total Options Purchased - Puts (Cost $9,832,449)				191,072,244	7,893,699

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Australia & New Zealand Banking Group Ltd., New York, 2.980%, 5/01/26(d)	$226,523	226,523
Total Short-Term Investments (Cost $226,523)		226,523
Total Investments – 105.0% (Cost $201,027,413)		203,839,229
Other assets less liabilities – (5.0)%		(9,769,512)
Net Assets – 100.0%		$194,069,717

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	January 2027	$765.18	2,761	$6,229,299	$211,266,198	$(7,269,713)
				$6,229,299	$211,266,198	$(7,269,713)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	January 2027	$553.58	2,761	$3,147,082	$152,843,438	$(2,299,913)
				$3,147,082	$152,843,438	$(2,299,913)
TOTAL OPTIONS WRITTEN				$9,376,381	$364,109,636	$(9,569,626)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

14

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Mar ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 101.9%
Options on ETF – 101.9%
SPDR S&P 500 ETF Trust	February 2027	$5.14	1,212	$622,968	$85,936,424
Total Options Purchased - Calls (Cost $81,508,524)				622,968	85,936,424
OPTION PURCHASED - PUTS(b)(c) – 4.1%
Options on ETF – 4.1%
SPDR S&P 500 ETF Trust	February 2027	686.06	1,212	83,150,472	3,478,016
Total Options Purchased - Puts (Cost $5,184,707)				83,150,472	3,478,016

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Australia & New Zealand Banking Group Ltd., London, 2.980%, 5/01/26(d)	$87,928	87,928
Total Short-Term Investments (Cost $87,928)		87,928
Total Investments – 106.1% (Cost $86,781,159)		89,502,368
Other assets less liabilities – (6.1)%		(5,134,856)
Net Assets – 100.0%		$84,367,512

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	February 2027	$760.01	1,212	$2,495,184	$92,113,212	$(3,923,377)
				$2,495,184	$92,113,212	$(3,923,377)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	February 2027	$548.79	1,212	$1,757,026	$66,513,348	$(1,113,792)
				$1,757,026	$66,513,348	$(1,113,792)
TOTAL OPTIONS WRITTEN				$4,252,210	$158,626,560	$(5,037,169)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

15

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Apr ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 105.9%
Options on ETF – 105.9%
SPDR S&P 500 ETF Trust	March 2027	$4.88	2,905	$1,417,640	$205,604,629
Total Options Purchased - Calls (Cost $186,031,646)				1,417,640	205,604,629
OPTION PURCHASED - PUTS(b)(c) – 3.5%
Options on ETF – 3.5%
SPDR S&P 500 ETF Trust	March 2027	650.41	2,905	188,944,105	6,809,552
Total Options Purchased - Puts (Cost $13,151,366)				188,944,105	6,809,552

	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Citibank, New York, 2.980%, 5/01/26(d)	$13,784	13,784
Total Short-Term Investments (Cost $13,784)		13,784
Total Investments – 109.4% (Cost $199,196,796)		212,427,965
Other assets less liabilities – (9.4)%		(18,280,855)
Net Assets – 100.0%		$194,147,110

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	March 2027	$727.67	2,905	$6,995,435	$211,388,135	$(15,777,491)
				$6,995,435	$211,388,135	$(15,777,491)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	March 2027	$520.27	2,905	$4,528,379	$151,138,435	$(2,387,852)
				$4,528,379	$151,138,435	$(2,387,852)
TOTAL OPTIONS WRITTEN				$11,523,814	$362,526,570	$(18,165,343)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

16

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 May ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.3%
Options on ETF – 99.3%
SPDR S&P 500 ETF Trust	April 2027	$5.39	2,881	$1,552,859	$203,732,796
Total Options Purchased - Calls (Cost $203,743,888)				1,552,859	203,732,796
OPTION PURCHASED - PUTS(b)(c) – 5.8%
Options on ETF – 5.8%
SPDR S&P 500 ETF Trust	April 2027	718.73	2,881	207,066,113	11,967,674
Total Options Purchased - Puts (Cost $11,978,766)				207,066,113	11,967,674

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Citibank, New York, 2.980%, 5/01/26(d)	$456,755	456,755
Total Short-Term Investments (Cost $456,755)		456,755
Total Investments – 105.3% (Cost $216,179,409)		216,157,225
Other assets less liabilities – (5.3)%		(10,866,290)
Net Assets – 100.0%		$205,290,935

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	April 2027	$799.15	2,881	$6,200,344	$230,235,115	$(6,211,436)
				$6,200,344	$230,235,115	$(6,211,436)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	April 2027	$574.93	2,881	$3,984,855	$165,637,333	$(3,995,947)
				$3,984,855	$165,637,333	$(3,995,947)
TOTAL OPTIONS WRITTEN				$10,185,199	$395,872,448	$(10,207,383)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

17

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jun ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 110.5%
Options on ETF – 110.5%
SPDR S&P 500 ETF Trust	May 2026	$4.42	928	$410,176	$66,279,709
Total Options Purchased - Calls (Cost $54,139,198)				410,176	66,279,709
OPTION PURCHASED - PUTS(b)(c) – 0.1%
Options on ETF – 0.1%
SPDR S&P 500 ETF Trust	May 2026	589.45	928	54,700,960	33,343
Total Options Purchased - Puts (Cost $3,048,202)				54,700,960	33,343

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Citibank, New York, 2.980%, 5/01/26(d)	$350,777	350,777
Total Short-Term Investments (Cost $350,777)		350,777
Total Investments – 111.2% (Cost $57,538,177)		66,663,829
Other assets less liabilities – (11.2)%		(6,725,639)
Net Assets – 100.0%		$59,938,190

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	May 2026	$654.41	928	$1,710,979	$60,729,248	$(6,292,564)
				$1,710,979	$60,729,248	$(6,292,564)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	May 2026	$471.51	928	$931,914	$43,756,128	$(6,496)
				$931,914	$43,756,128	$(6,496)
TOTAL OPTIONS WRITTEN				$2,642,893	$104,485,376	$(6,299,060)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

18

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Jul ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 106.6%
Options on ETF – 106.6%
SPDR S&P 500 ETF Trust	June 2026	$4.63	4,727	$2,188,601	$336,680,197
Total Options Purchased - Calls (Cost $289,065,676)				2,188,601	336,680,197
OPTION PURCHASED - PUTS(b)(c) – 0.3%
Options on ETF – 0.3%
SPDR S&P 500 ETF Trust	June 2026	617.91	4,727	292,086,057	1,057,666
Total Options Purchased - Puts (Cost $15,051,190)				292,086,057	1,057,666

	Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Australia & New Zealand Banking Group Ltd., New York, 2.980%, 5/01/26(d)	$1,715,558	1,715,558
Total Short-Term Investments (Cost $1,715,558)		1,715,558
Total Investments – 107.4% (Cost $305,832,424)		339,453,421
Other assets less liabilities – (7.4)%		(23,613,333)
Net Assets – 100.0%		$315,840,088

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2026	$683.22	4,727	$8,101,039	$322,958,094	$(21,504,541)
				$8,101,039	$322,958,094	$(21,504,541)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2026	$494.28	4,727	$4,548,902	$233,646,156	$(229,354)
				$4,548,902	$233,646,156	$(229,354)
TOTAL OPTIONS WRITTEN				$12,649,941	$556,604,250	$(21,733,895)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

19

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Aug ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 105.1%
Options on ETF – 105.1%
SPDR S&P 500 ETF Trust	July 2026	$4.74	2,037	$965,538	$145,092,413
Total Options Purchased - Calls (Cost $126,996,599)				965,538	145,092,413
OPTION PURCHASED - PUTS(b)(c) – 0.8%
Options on ETF – 0.8%
SPDR S&P 500 ETF Trust	July 2026	632.14	2,037	128,766,918	1,060,381
Total Options Purchased - Puts (Cost $6,590,624)				128,766,918	1,060,381

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Citibank, New York, 2.980%, 5/01/26(d)	$767,831	767,831
Total Short-Term Investments (Cost $767,831)		767,831
Total Investments – 106.5% (Cost $134,355,054)		146,920,625
Other assets less liabilities – (6.5)%		(8,899,154)
Net Assets – 100.0%		$138,021,471

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	July 2026	$700.16	2,037	$3,338,346	$142,622,592	$(7,824,076)
				$3,338,346	$142,622,592	$(7,824,076)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	July 2026	$505.66	2,037	$1,963,212	$103,002,942	$(254,890)
				$1,963,212	$103,002,942	$(254,890)
TOTAL OPTIONS WRITTEN				$5,301,558	$245,625,534	$(8,078,966)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

20

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Sep ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 104.3%
Options on ETF – 104.3%
SPDR S&P 500 ETF Trust	August 2026	$4.84	3,125	$1,512,500	$222,590,625
Total Options Purchased - Calls (Cost $198,918,458)				1,512,500	222,590,625
OPTION PURCHASED - PUTS(b)(c) – 1.3%
Options on ETF – 1.3%
SPDR S&P 500 ETF Trust	August 2026	645.11	3,125	201,596,875	2,740,625
Total Options Purchased - Puts (Cost $10,736,395)				201,596,875	2,740,625

	Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Citibank, New York, 2.980%, 5/01/26(d)	$1,148,708	1,148,708
Total Short-Term Investments (Cost $1,148,708)		1,148,708
Total Investments – 106.1% (Cost $210,803,561)		226,479,958
Other assets less liabilities – (6.1)%		(13,161,307)
Net Assets – 100.0%		$213,318,651

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	August 2026	$711.30	3,125	$4,991,562	$222,281,250	$(11,284,375)
				$4,991,562	$222,281,250	$(11,284,375)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	August 2026	$516.04	3,125	$3,136,879	$161,262,500	$(671,875)
				$3,136,879	$161,262,500	$(671,875)
TOTAL OPTIONS WRITTEN				$8,128,441	$383,543,750	$(11,956,250)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

21

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Oct ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 102.2%
Options on ETF – 102.2%
SPDR S&P 500 ETF Trust	September 2026	$5.00	8,115	$4,057,500	$576,399,442
Total Options Purchased - Calls (Cost $534,446,481)				4,057,500	576,399,442
OPTION PURCHASED - PUTS(b)(c) – 2.0%
Options on ETF – 2.0%
SPDR S&P 500 ETF Trust	September 2026	666.25	8,115	540,661,875	11,470,228
Total Options Purchased - Puts (Cost $29,221,599)				540,661,875	11,470,228

	Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
DBS Bank Ltd., Singapore, 2.980%, 5/01/26(d)	$1,840,724	1,840,724
Total Short-Term Investments (Cost $1,840,724)		1,840,724
Total Investments – 104.5% (Cost $565,508,804)		589,710,394
Other assets less liabilities – (4.5)%		(25,351,893)
Net Assets – 100.0%		$564,358,501

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$734.73	8,115	$16,635,818	$596,233,395	$(20,422,209)
				$16,635,818	$596,233,395	$(20,422,209)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$532.94	8,115	$9,277,483	$432,480,810	$(2,768,676)
				$9,277,483	$432,480,810	$(2,768,676)
TOTAL OPTIONS WRITTEN				$25,913,301	$1,028,714,205	$(23,190,885)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

22

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Nov ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 100.4%
Options on ETF – 100.4%
SPDR S&P 500 ETF Trust	October 2026	$5.12	1,394	$713,728	$99,002,298
Total Options Purchased - Calls (Cost $93,391,283)				713,728	99,002,298
OPTION PURCHASED - PUTS(b)(c) – 2.8%
Options on ETF – 2.8%
SPDR S&P 500 ETF Trust	October 2026	682.13	1,394	95,088,922	2,732,784
Total Options Purchased - Puts (Cost $5,599,333)				95,088,922	2,732,784

	Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
JP Morgan Chase & Co., New York, 2.980%, 5/01/26(d)	$319,824	319,824
Total Short-Term Investments (Cost $319,824)		319,824
Total Investments – 103.5% (Cost $99,310,440)		102,054,906
Other assets less liabilities – (3.5)%		(3,487,886)
Net Assets – 100.0%		$98,567,020

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	October 2026	$759.54	1,394	$2,721,320	$105,879,876	$(2,462,724)
				$2,721,320	$105,879,876	$(2,462,724)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	October 2026	$545.65	1,394	$1,873,845	$76,063,610	$(688,427)
				$1,873,845	$76,063,610	$(688,427)
TOTAL OPTIONS WRITTEN				$4,595,165	$181,943,486	$(3,151,151)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

23

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer20 Dec ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 100.8%
Options on ETF – 100.8%
SPDR S&P 500 ETF Trust	November 2026	$5.13	3,289	$1,687,257	$233,646,383
Total Options Purchased - Calls (Cost $220,924,967)				1,687,257	233,646,383
OPTION PURCHASED - PUTS(b)(c) – 3.2%
Options on ETF – 3.2%
SPDR S&P 500 ETF Trust	November 2026	683.46	3,289	224,789,994	7,304,310
Total Options Purchased - Puts (Cost $12,905,105)				224,789,994	7,304,310

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Citibank, New York, 2.980%, 5/01/26(d)	$444,207	444,207
Total Short-Term Investments (Cost $444,207)		444,207
Total Investments – 104.2% (Cost $234,274,279)		241,394,900
Other assets less liabilities – (4.2)%		(9,693,143)
Net Assets – 100.0%		$231,701,757

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	November 2026	$760.37	3,289	$6,304,283	$250,085,693	$(7,023,660)
				$6,304,283	$250,085,693	$(7,023,660)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	November 2026	$546.71	3,289	$4,187,545	$179,812,919	$(1,993,266)
				$4,187,545	$179,812,919	$(1,993,266)
TOTAL OPTIONS WRITTEN				$10,491,828	$429,898,612	$(9,016,926)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

24

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 97.0%
Options on ETF – 97.0%
SPDR S&P 500 ETF Trust	December 2026	$30.55	1,223	$3,736,265	$83,601,039
Total Options Purchased - Calls (Cost $78,984,418)				3,736,265	83,601,039
OPTION PURCHASED - PUTS(b)(c) – 4.4%
Options on ETF – 4.4%
SPDR S&P 500 ETF Trust	December 2026	707.36	1,223	86,510,128	3,755,393
Total Options Purchased - Puts (Cost $5,864,111)				86,510,128	3,755,393

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 5/01/26(d)	$173,094	173,094
Total Short-Term Investments (Cost $173,094)		173,094
Total Investments – 101.6% (Cost $85,021,623)		87,529,526
Other assets less liabilities – (1.6)%		(1,375,876)
Net Assets – 100.0%		$86,153,650

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	December 2026	$579.63	1,223	$1,983,825	$70,888,749	$(1,179,339)
				$1,983,825	$70,888,749	$(1,179,339)
TOTAL OPTIONS WRITTEN				$1,983,825	$70,888,749	$(1,179,339)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

25

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 96.6%
Options on ETF – 96.6%
SPDR S&P 500 ETF Trust	January 2027	$31.48	713	$2,244,524	$48,713,501
Total Options Purchased - Calls (Cost $46,678,424)				2,244,524	48,713,501
OPTION PURCHASED - PUTS(b)(c) – 5.1%
Options on ETF – 5.1%
SPDR S&P 500 ETF Trust	January 2027	718.26	713	51,211,938	2,549,581
Total Options Purchased - Puts (Cost $3,551,611)				51,211,938	2,549,581

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
BNP Paribas, Paris, 2.980%, 5/01/26(d)	$70,909	70,909
Total Short-Term Investments (Cost $70,909)		70,909
Total Investments – 101.8% (Cost $50,300,944)		51,333,991
Other assets less liabilities – (1.8)%		(918,066)
Net Assets – 100.0%		$50,415,925

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	January 2027	$588.17	713	$1,273,419	$41,936,521	$(830,267)
				$1,273,419	$41,936,521	$(830,267)
TOTAL OPTIONS WRITTEN				$1,273,419	$41,936,521	$(830,267)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

26

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 96.6%
Options on ETF – 96.6%
SPDR S&P 500 ETF Trust	February 2027	$32.86	448	$1,472,128	$30,566,793
Total Options Purchased - Calls (Cost $29,007,775)				1,472,128	30,566,793
OPTION PURCHASED - PUTS(b)(c) – 5.1%
Options on ETF – 5.1%
SPDR S&P 500 ETF Trust	February 2027	713.70	448	31,973,760	1,610,941
Total Options Purchased - Puts (Cost $2,363,434)				31,973,760	1,610,941

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Australia & New Zealand Banking Group Ltd., New York, 2.980%, 5/01/26(d)	$40,003	40,003
Total Short-Term Investments (Cost $40,003)		40,003
Total Investments – 101.8% (Cost $31,411,212)		32,217,737
Other assets less liabilities – (1.8)%		(584,496)
Net Assets – 100.0%		$31,633,241

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	February 2027	$583.09	448	$860,516	$26,122,432	$(548,885)
				$860,516	$26,122,432	$(548,885)
TOTAL OPTIONS WRITTEN				$860,516	$26,122,432	$(548,885)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

27

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 97.2%
Options on ETF – 97.2%
SPDR S&P 500 ETF Trust	March 2027	$38.63	756	$2,920,428	$51,056,468
Total Options Purchased - Calls (Cost $45,987,509)				2,920,428	51,056,468
OPTION PURCHASED - PUTS(b)(c) – 4.4%
Options on ETF – 4.4%
SPDR S&P 500 ETF Trust	March 2027	684.09	756	51,717,204	2,305,467
Total Options Purchased - Puts (Cost $4,439,986)				51,717,204	2,305,467

	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 5/01/26(d)	$15,089	15,089
Total Short-Term Investments (Cost $15,089)		15,089
Total Investments – 101.6% (Cost $50,442,584)		53,377,024
Other assets less liabilities – (1.6)%		(836,999)
Net Assets – 100.0%		$52,540,025

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	March 2027	$552.79	756	$1,563,568	$41,790,924	$(806,486)
				$1,563,568	$41,790,924	$(806,486)
TOTAL OPTIONS WRITTEN				$1,563,568	$41,790,924	$(806,486)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

28

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 95.8%
Options on ETF – 95.8%
SPDR S&P 500 ETF Trust	April 2027	$31.19	417	$1,300,623	$28,494,862
Total Options Purchased - Calls (Cost $28,496,467)				1,300,623	28,494,862
OPTION PURCHASED - PUTS(b)(c) – 6.8%
Options on ETF – 6.8%
SPDR S&P 500 ETF Trust	April 2027	744.46	417	31,043,982	2,018,280
Total Options Purchased - Puts (Cost $2,019,885)				31,043,982	2,018,280

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Citibank, New York, 2.980%, 5/01/26(d)	$175,185	175,185
Total Short-Term Investments (Cost $175,185)		175,185
Total Investments – 103.2% (Cost $30,691,537)		30,688,327
Other assets less liabilities – (3.2)%		(938,716)
Net Assets – 100.0%		$29,749,611

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	April 2027	$610.86	417	$768,177	$25,472,862	$(769,781)
				$768,177	$25,472,862	$(769,781)
TOTAL OPTIONS WRITTEN				$768,177	$25,472,862	$(769,781)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

29

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 100.1%
Options on ETF – 100.1%
SPDR S&P 500 ETF Trust	May 2026	$27.70	437	$1,210,490	$30,198,701
Total Options Purchased - Calls (Cost $25,388,787)				1,210,490	30,198,701
OPTION PURCHASED - PUTS(b)(c) – 0.1%
Options on ETF – 0.1%
SPDR S&P 500 ETF Trust	May 2026	612.67	437	26,773,679	23,572
Total Options Purchased - Puts (Cost $1,492,191)				26,773,679	23,572

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
DBS Bank Ltd., Singapore, 2.980%, 5/01/26(d)	$112,728	112,728
Total Short-Term Investments (Cost $112,728)		112,728
Total Investments – 100.6% (Cost $26,993,706)		30,335,001
Other assets less liabilities – (0.6)%		(169,547)
Net Assets – 100.0%		$30,165,454

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	May 2026	$500.98	437	$508,231	$21,892,826	$(4,143)
				$508,231	$21,892,826	$(4,143)
TOTAL OPTIONS WRITTEN				$508,231	$21,892,826	$(4,143)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

30

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.7%
Options on ETF – 99.7%
SPDR S&P 500 ETF Trust	June 2026	$27.06	1,138	$3,079,428	$78,539,070
Total Options Purchased - Calls (Cost $70,294,770)				3,079,428	78,539,070
OPTION PURCHASED - PUTS(b)(c) – 0.5%
Options on ETF – 0.5%
SPDR S&P 500 ETF Trust	June 2026	640.28	1,138	72,863,864	376,678
Total Options Purchased - Puts (Cost $4,118,945)				72,863,864	376,678

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Australia & New Zealand Banking Group Ltd., London, 2.980%, 5/01/26(d)	$571,370	571,370
Total Short-Term Investments (Cost $571,370)		571,370
Total Investments – 100.9% (Cost $74,985,085)		79,487,118
Other assets less liabilities – (0.9)%		(714,301)
Net Assets – 100.0%		$78,772,817

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2026	$525.17	1,138	$1,017,772	$59,764,346	$(80,798)
				$1,017,772	$59,764,346	$(80,798)
TOTAL OPTIONS WRITTEN				$1,017,772	$59,764,346	$(80,798)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

31

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.2%
Options on ETF – 99.2%
SPDR S&P 500 ETF Trust	July 2026	$25.60	615	$1,574,400	$42,538,295
Total Options Purchased - Calls (Cost $37,819,940)				1,574,400	42,538,295
OPTION PURCHASED - PUTS(b)(c) – 1.0%
Options on ETF – 1.0%
SPDR S&P 500 ETF Trust	July 2026	652.94	615	40,155,810	428,729
Total Options Purchased - Puts (Cost $2,144,724)				40,155,810	428,729

	Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Australia & New Zealand Banking Group Ltd., London, 2.980%, 5/01/26(d)	$193,907	193,907
Total Short-Term Investments (Cost $193,907)		193,907
Total Investments – 100.7% (Cost $40,158,571)		43,160,931
Other assets less liabilities – (0.7)%		(296,589)
Net Assets – 100.0%		$42,864,342

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	July 2026	$537.27	615	$705,607	$33,042,105	$(103,578)
				$705,607	$33,042,105	$(103,578)
TOTAL OPTIONS WRITTEN				$705,607	$33,042,105	$(103,578)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

32

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 98.8%
Options on ETF – 98.8%
SPDR S&P 500 ETF Trust	August 2026	$27.09	1,969	$5,334,021	$135,927,946
Total Options Purchased - Calls (Cost $122,459,028)				5,334,021	135,927,946
OPTION PURCHASED - PUTS(b)(c) – 1.7%
Options on ETF – 1.7%
SPDR S&P 500 ETF Trust	August 2026	667.30	1,969	131,391,370	2,270,257
Total Options Purchased - Puts (Cost $7,695,917)				131,391,370	2,270,257

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 5/01/26(d)	$525,703	525,703
Total Short-Term Investments (Cost $525,703)		525,703
Total Investments – 100.9% (Cost $130,680,648)		138,723,906
Other assets less liabilities – (0.9)%		(1,169,744)
Net Assets – 100.0%		$137,554,162

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	August 2026	$548.29	1,969	$2,483,702	$107,958,301	$(569,041)
				$2,483,702	$107,958,301	$(569,041)
TOTAL OPTIONS WRITTEN				$2,483,702	$107,958,301	$(569,041)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

33

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 98.0%
Options on ETF – 98.0%
SPDR S&P 500 ETF Trust	September 2026	$30.18	907	$2,737,326	$62,172,129
Total Options Purchased - Calls (Cost $57,628,423)				2,737,326	62,172,129
OPTION PURCHASED - PUTS(b)(c) – 2.7%
Options on ETF – 2.7%
SPDR S&P 500 ETF Trust	September 2026	691.36	907	62,706,352	1,735,998
Total Options Purchased - Puts (Cost $4,042,557)				62,706,352	1,735,998

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Citibank, New York, 2.980%, 5/01/26(d)	$228,587	228,587
Total Short-Term Investments (Cost $228,587)		228,587
Total Investments – 101.1% (Cost $61,899,567)		64,136,714
Other assets less liabilities – (1.1)%		(695,885)
Net Assets – 100.0%		$63,440,829

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$566.25	907	$1,345,997	$51,358,875	$(427,197)
				$1,345,997	$51,358,875	$(427,197)
TOTAL OPTIONS WRITTEN				$1,345,997	$51,358,875	$(427,197)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

34

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 97.3%
Options on ETF – 97.3%
SPDR S&P 500 ETF Trust	October 2026	$32.19	501	$1,612,719	$34,261,887
Total Options Purchased - Calls (Cost $32,392,309)				1,612,719	34,261,887
OPTION PURCHASED - PUTS(b)(c) – 3.7%
Options on ETF – 3.7%
SPDR S&P 500 ETF Trust	October 2026	709.14	501	35,527,914	1,318,131
Total Options Purchased - Puts (Cost $2,489,238)				35,527,914	1,318,131

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 5/01/26(d)	$132,378	132,378
Total Short-Term Investments (Cost $132,378)		132,378
Total Investments – 101.4% (Cost $35,013,925)		35,712,396
Other assets less liabilities – (1.4)%		(499,269)
Net Assets – 100.0%		$35,213,127

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	October 2026	$579.75	501	$870,230	$29,045,475	$(345,189)
				$870,230	$29,045,475	$(345,189)
TOTAL OPTIONS WRITTEN				$870,230	$29,045,475	$(345,189)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

35

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 97.1%
Options on ETF – 97.1%
SPDR S&P 500 ETF Trust	November 2026	$32.32	1,662	$5,371,584	$113,637,588
Total Options Purchased - Calls (Cost $107,635,817)				5,371,584	113,637,588
OPTION PURCHASED - PUTS(b)(c) – 4.1%
Options on ETF – 4.1%
SPDR S&P 500 ETF Trust	November 2026	710.59	1,662	118,100,058	4,814,814
Total Options Purchased - Puts (Cost $8,235,327)				118,100,058	4,814,814

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Australia & New Zealand Banking Group Ltd., London, 2.980%, 5/01/26(d)	$810,460	810,460
Total Short-Term Investments (Cost $810,460)		810,460
Total Investments – 101.9% (Cost $116,681,604)		119,262,862
Other assets less liabilities – (1.9)%		(2,170,764)
Net Assets – 100.0%		$117,092,098

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	November 2026	$580.88	1,662	$2,793,080	$96,542,256	$(1,319,628)
				$2,793,080	$96,542,256	$(1,319,628)
TOTAL OPTIONS WRITTEN				$2,793,080	$96,542,256	$(1,319,628)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

36

AIM ETF PRODUCTS TRUST
AllianzIM International Equity Buffer15 Uncapped Jan ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 95.8%
Options on ETF – 95.8%
iShares MSCI EAFE ETF	December 2026	$3.27	1,310	$428,370	$12,656,434
Total Options Purchased - Calls (Cost $12,593,855)				428,370	12,656,434
OPTION PURCHASED - PUTS(b)(c) – 6.1%
Options on ETF – 6.1%
iShares MSCI EAFE ETF	December 2026	103.26	1,310	13,527,060	805,074
Total Options Purchased - Puts (Cost $825,471)				13,527,060	805,074

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 5/01/26(d)	$18,659	18,659
Total Short-Term Investments (Cost $18,659)		18,659
Total Investments – 102.0% (Cost $13,437,985)		13,480,167
Other assets less liabilities – (2.0)%		(270,090)
Net Assets – 100.0%		$13,210,077

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
iShares MSCI EAFE ETF	December 2026	$85.63	1,310	$237,519	$11,217,530	$(248,009)
				$237,519	$11,217,530	$(248,009)
TOTAL OPTIONS WRITTEN				$237,519	$11,217,530	$(248,009)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

37

AIM ETF PRODUCTS TRUST
AllianzIM International Equity Buffer15 Uncapped Apr ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 96.1%
Options on ETF – 96.1%
iShares MSCI EAFE ETF	March 2027	$5.32	583	$310,156	$5,522,701
Total Options Purchased - Calls (Cost $5,279,977)				310,156	5,522,701
OPTION PURCHASED - PUTS(b)(c) – 6.2%
Options on ETF – 6.2%
iShares MSCI EAFE ETF	March 2027	101.72	583	5,930,276	359,175
Total Options Purchased - Puts (Cost $531,178)				5,930,276	359,175

	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
DBS Bank Ltd., Singapore, 2.980%, 5/01/26(d)	$563	563
Total Short-Term Investments (Cost $563)		563
Total Investments – 102.3% (Cost $5,811,718)		5,882,439
Other assets less liabilities – (2.3)%		(131,051)
Net Assets – 100.0%		$5,751,388

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
iShares MSCI EAFE ETF	March 2027	$82.56	583	$165,411	$4,813,248	$(127,484)
				$165,411	$4,813,248	$(127,484)
TOTAL OPTIONS WRITTEN				$165,411	$4,813,248	$(127,484)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

38

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 100.8%
Options on ETF – 100.8%
SPDR S&P 500 ETF Trust	June 2026	$5.05	2,163	$1,092,315	$153,969,867
Total Options Purchased - Calls (Cost $145,826,986)				1,092,315	153,969,867
OPTION PURCHASED - PUTS(b)(c) – 1.0%
Options on ETF – 1.0%
SPDR S&P 500 ETF Trust	June 2026	681.85	2,163	147,484,155	1,540,445
Total Options Purchased - Puts (Cost $5,453,560)				147,484,155	1,540,445

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
DBS Bank Ltd., Singapore, 2.980%, 5/01/26(d)	$862,776	862,776
Total Short-Term Investments (Cost $862,776)		862,776
Total Investments – 102.4% (Cost $152,143,322)		156,373,088
Other assets less liabilities – (2.4)%		(3,543,802)
Net Assets – 100.0%		$152,829,286

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2026	$729.59	2,163	$2,409,005	$157,810,317	$(2,728,365)
				$2,409,005	$157,810,317	$(2,728,365)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2026	$613.73	2,163	$2,346,891	$132,749,799	$(453,538)
				$2,346,891	$132,749,799	$(453,538)
TOTAL OPTIONS WRITTEN				$4,755,896	$290,560,116	$(3,181,903)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

39

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 100.2%
Options on ETF – 100.2%
SPDR S&P 500 ETF Trust	July 2026	$5.12	690	$353,280	$49,121,811
Total Options Purchased - Calls (Cost $47,146,762)				353,280	49,121,811
OPTION PURCHASED - PUTS(b)(c) – 1.8%
Options on ETF – 1.8%
SPDR S&P 500 ETF Trust	July 2026	691.90	690	47,741,100	867,130
Total Options Purchased - Puts (Cost $1,914,829)				47,741,100	867,130

	Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Australia & New Zealand Banking Group Ltd., London, 2.980%, 5/01/26(d)	$245,678	245,678
Total Short-Term Investments (Cost $245,678)		245,678
Total Investments – 102.5% (Cost $49,307,269)		50,234,619
Other assets less liabilities – (2.5)%		(1,224,716)
Net Assets – 100.0%		$49,009,903

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	July 2026	$743.52	690	$778,089	$51,302,880	$(825,468)
				$778,089	$51,302,880	$(825,468)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	July 2026	$622.77	690	$891,627	$42,971,130	$(316,248)
				$891,627	$42,971,130	$(316,248)
TOTAL OPTIONS WRITTEN				$1,669,716	$94,274,010	$(1,141,716)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

40

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 101.1%
Options on ETF – 101.1%
SPDR S&P 500 ETF Trust	August 2026	$5.08	703	$357,124	$50,050,900
Total Options Purchased - Calls (Cost $47,658,148)				357,124	50,050,900
OPTION PURCHASED - PUTS(b)(c) – 2.1%
Options on ETF – 2.1%
SPDR S&P 500 ETF Trust	August 2026	685.92	703	48,220,176	1,017,164
Total Options Purchased - Puts (Cost $2,090,008)				48,220,176	1,017,164

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Skandinaviska Enskilda Banken AB, Stockholm, 2.980%, 5/01/26(d)	$209,334	209,334
Total Short-Term Investments (Cost $209,334)		209,334
Total Investments – 103.6% (Cost $49,957,490)		51,277,398
Other assets less liabilities – (3.6)%		(1,797,761)
Net Assets – 100.0%		$49,479,637

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	August 2026	$739.70	703	$832,672	$52,000,910	$(1,305,717)
				$832,672	$52,000,910	$(1,305,717)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	August 2026	$617.39	703	$1,021,398	$43,402,517	$(432,282)
				$1,021,398	$43,402,517	$(432,282)
TOTAL OPTIONS WRITTEN				$1,854,070	$95,403,427	$(1,737,999)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

41

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 105.1%
Options on ETF – 105.1%
SPDR S&P 500 ETF Trust	September 2026	$4.81	4,468	$2,149,108	$317,433,528
Total Options Purchased - Calls (Cost $287,053,390)				2,149,108	317,433,528
OPTION PURCHASED - PUTS(b)(c) – 1.8%
Options on ETF – 1.8%
SPDR S&P 500 ETF Trust	September 2026	650.27	4,468	290,540,636	5,316,920
Total Options Purchased - Puts (Cost $15,476,482)				290,540,636	5,316,920

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Skandinaviska Enskilda Banken AB, Stockholm, 2.980%, 5/01/26(d)	$1,686,046	1,686,046
Total Short-Term Investments (Cost $1,686,046)		1,686,046
Total Investments – 107.5% (Cost $304,215,918)		324,436,494
Other assets less liabilities – (7.5)%		(22,476,839)
Net Assets – 100.0%		$301,959,655

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$707.05	4,468	$6,260,338	$315,909,940	$(19,221,335)
				$6,260,338	$315,909,940	$(19,221,335)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$585.31	4,468	$7,732,760	$261,516,508	$(2,582,504)
				$7,732,760	$261,516,508	$(2,582,504)
TOTAL OPTIONS WRITTEN				$13,993,098	$577,426,448	$(21,803,839)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

42

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.1%
Options on ETF – 99.1%
SPDR S&P 500 ETF Trust	October 2026	$5.32	784	$417,088	$55,683,600
Total Options Purchased - Calls (Cost $55,686,619)				417,088	55,683,600
OPTION PURCHASED - PUTS(b)(c) – 4.1%
Options on ETF – 4.1%
SPDR S&P 500 ETF Trust	October 2026	718.59	784	56,337,456	2,287,712
Total Options Purchased - Puts (Cost $2,290,730)				56,337,456	2,287,712

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 5/01/26(d)	$352,854	352,854
Total Short-Term Investments (Cost $352,854)		352,854
Total Investments – 103.8% (Cost $58,330,203)		58,324,166
Other assets less liabilities – (3.8)%		(2,169,245)
Net Assets – 100.0%		$56,154,921

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	October 2026	$774.28	784	$960,518	$60,703,552	$(963,536)
				$960,518	$60,703,552	$(963,536)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	October 2026	$646.79	784	$1,073,413	$50,708,336	$(1,076,432)
				$1,073,413	$50,708,336	$(1,076,432)
TOTAL OPTIONS WRITTEN				$2,033,931	$111,411,888	$(2,039,968)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

43

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.8%
Options on ETF – 99.8%
SPDR S&P 500 ETF Trust	May 2026	$5.06	452	$228,712	$32,254,038
Total Options Purchased - Calls (Cost $30,503,957)				228,712	32,254,038
OPTION PURCHASED - PUTS(b)(c) – 0.4%
Options on ETF – 0.4%
SPDR S&P 500 ETF Trust	May 2026	683.32	452	30,886,064	144,269
Total Options Purchased - Puts (Cost $1,198,525)				30,886,064	144,269

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
DBS Bank Ltd., Singapore, 2.980%, 5/01/26(d)	$232,103	232,103
Total Short-Term Investments (Cost $232,103)		232,103
Total Investments – 100.9% (Cost $31,934,585)		32,630,410
Other assets less liabilities – (0.9)%		(301,098)
Net Assets – 100.0%		$32,329,312

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	May 2026	$737.39	452	$455,194	$33,330,028	$(172,475)
				$455,194	$33,330,028	$(172,475)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	May 2026	$615.05	452	$538,064	$27,800,260	$(25,497)
				$538,064	$27,800,260	$(25,497)
TOTAL OPTIONS WRITTEN				$993,258	$61,130,288	$(197,972)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

44

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 101.6%
Options on ETF – 101.6%
SPDR S&P 500 ETF Trust	June 2026	$5.18	318	$164,724	$22,632,267
Total Options Purchased - Calls (Cost $21,010,954)				164,724	22,632,267
OPTION PURCHASED - PUTS(b)(c) – 0.5%
Options on ETF – 0.5%
SPDR S&P 500 ETF Trust	June 2026	647.82	318	20,600,676	117,908
Total Options Purchased - Puts (Cost $640,526)				20,600,676	117,908

	Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 5/01/26(d)	$74,358	74,358
Total Short-Term Investments (Cost $74,358)		74,358
Total Investments – 102.4% (Cost $21,725,838)		22,824,533
Other assets less liabilities – (2.4)%		(548,424)
Net Assets – 100.0%		$22,276,109

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2026	$722.97	318	$221,185	$22,990,446	$(516,139)
				$221,185	$22,990,446	$(516,139)
TOTAL OPTIONS WRITTEN				$221,185	$22,990,446	$(516,139)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

45

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 107.0%
Options on ETF – 107.0%
SPDR S&P 500 ETF Trust	September 2026	$4.94	126	$62,244	$8,950,384
Total Options Purchased - Calls (Cost $8,092,331)				62,244	8,950,384
OPTION PURCHASED - PUTS(b)(c) – 1.2%
Options on ETF – 1.2%
SPDR S&P 500 ETF Trust	September 2026	617.82	126	7,784,532	103,460
Total Options Purchased - Puts (Cost $313,469)				7,784,532	103,460

	Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Canadian Imperial Bank of Commerce, Toronto, 2.980%, 5/01/26(d)	$24,350	24,350
Total Short-Term Investments (Cost $24,350)		24,350
Total Investments – 108.5% (Cost $8,430,150)		9,078,194
Other assets less liabilities – (8.5)%		(707,662)
Net Assets – 100.0%		$8,370,532

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	September 2026	$689.56	126	$272,431	$8,688,456	$(702,624)
				$272,431	$8,688,456	$(702,624)
TOTAL OPTIONS WRITTEN				$272,431	$8,688,456	$(702,624)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

46

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer5 ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 104.8%
Options on ETF – 104.8%
SPDR S&P 500 ETF Trust	June 2026	$4.82	106	$51,092	$7,547,855
Total Options Purchased - Calls (Cost $6,923,978)				51,092	7,547,855
OPTION PURCHASED - PUTS(b)(c) – 0.6%
Options on ETF – 0.6%
SPDR S&P 500 ETF Trust	June 2026	650.41	106	6,894,346	41,187
Total Options Purchased - Puts (Cost $225,877)				6,894,346	41,187

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Australia & New Zealand Banking Group Ltd., London, 2.980%, 5/01/26(d)	$31,190	31,190
Total Short-Term Investments (Cost $31,190)		31,190
Total Investments – 105.8% (Cost $7,181,045)		7,620,232
Other assets less liabilities – (5.8)%		(420,564)
Net Assets – 100.0%		$7,199,668

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2026	$693.39	106	$116,963	$7,349,934	$(393,514)
				$116,963	$7,349,934	$(393,514)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2026	$617.82	106	$141,820	$6,548,892	$(23,684)
				$141,820	$6,548,892	$(23,684)
TOTAL OPTIONS WRITTEN				$258,783	$13,898,826	$(417,198)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

47

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 107.4%
Options on ETF – 107.4%
SPDR S&P 500 ETF Trust	June 2026	$4.88	503	$245,464	$35,813,725
Total Options Purchased - Calls (Cost $32,550,678)				245,464	35,813,725
OPTION PURCHASED - PUTS(b)(c) – 0.6%
Options on ETF – 0.6%
SPDR S&P 500 ETF Trust	June 2026	650.27	503	32,708,581	194,948
Total Options Purchased - Puts (Cost $1,178,505)				32,708,581	194,948

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Sumitomo Corporation, Tokyo, 2.980%, 5/01/26(d)	$203,864	203,864
Total Short-Term Investments (Cost $203,864)		203,864
Total Investments – 108.6% (Cost $33,933,047)		36,212,537
Other assets less liabilities – (8.6)%		(2,866,915)
Net Assets – 100.0%		$33,345,622

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2026	$671.35	503	$925,089	$33,768,905	$(2,803,269)
				$925,089	$33,768,905	$(2,803,269)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2026	$552.79	503	$285,139	$27,805,337	$(46,890)
				$285,139	$27,805,337	$(46,890)
TOTAL OPTIONS WRITTEN				$1,210,228	$61,574,242	$(2,850,159)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

48

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer100 Protection ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 108.1%
Options on ETF – 108.1%
SPDR S&P 500 ETF Trust	June 2026	$4.81	553	$265,993	$39,377,559
Total Options Purchased - Calls (Cost $35,825,926)				265,993	39,377,559
OPTION PURCHASED - PUTS(b)(c) – 0.6%
Options on ETF – 0.6%
SPDR S&P 500 ETF Trust	June 2026	650.34	553	35,963,802	214,603
Total Options Purchased - Puts (Cost $1,291,931)				35,963,802	214,603

	Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 5/01/26(d)	$295,473	295,473
Total Short-Term Investments (Cost $295,473)		295,473
Total Investments – 109.5% (Cost $37,413,330)		39,887,635
Other assets less liabilities – (9.5)%		(3,462,070)
Net Assets – 100.0%		$36,425,565

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	June 2026	$650.34	461	$1,449,386	$29,980,674	$(3,444,034)
				$1,449,386	$29,980,674	$(3,444,034)
TOTAL OPTIONS WRITTEN				$1,449,386	$29,980,674	$(3,444,034)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

49

AIM ETF PRODUCTS TRUST
AllianzIM Growth-100 Buffer5 ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 107.8%
Options on ETF – 107.8%
	June 2026	$4.27	108	$46,116	$7,155,971
Total Options Purchased - Calls (Cost $6,314,679)				46,116	7,155,971
OPTION PURCHASED - PUTS(b)(c) – 0.5%
Options on ETF – 0.5%
	June 2026	577.24	108	6,234,192	36,396
Total Options Purchased - Puts (Cost $238,246)				6,234,192	36,396

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 5/01/26(d)	$8,705	8,705
Total Short-Term Investments (Cost $8,705)		8,705
Total Investments – 108.4% (Cost $6,561,630)		7,201,072
Other assets less liabilities – (8.4)%		(560,577)
Net Assets – 100.0%		$6,640,495

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
	June 2026	$624.74	108	$154,350	$6,747,192	$(589,680)
				$154,350	$6,747,192	$(589,680)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
	June 2026	$548.32	108	$154,833	$5,921,856	$(22,248)
				$154,833	$5,921,856	$(22,248)
TOTAL OPTIONS WRITTEN				$309,183	$12,669,048	$(611,928)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

50

AIM ETF PRODUCTS TRUST
AllianzIM Growth-100 Buffer15 ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 112.3%
Options on ETF – 112.3%
	June 2026	$4.33	98	$42,434	$6,492,299
Total Options Purchased - Calls (Cost $5,643,559)				42,434	6,492,299
OPTION PURCHASED - PUTS(b)(c) – 0.6%
Options on ETF – 0.6%
	June 2026	577.12	98	5,655,776	33,107
Total Options Purchased - Puts (Cost $239,488)				5,655,776	33,107

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
DBS Bank Ltd., Singapore, 2.980%, 5/01/26(d)	$9,417	9,417
Total Short-Term Investments (Cost $9,417)		9,417
Total Investments – 113.1% (Cost $5,892,464)		6,534,823
Other assets less liabilities – (13.1)%		(754,901)
Net Assets – 100.0%		$5,779,922

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
	June 2026	$600.15	98	$193,170	$5,881,470	$(742,943)
				$193,170	$5,881,470	$(742,943)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
	June 2026	$490.60	98	$64,770	$4,807,880	$(8,594)
				$64,770	$4,807,880	$(8,594)
TOTAL OPTIONS WRITTEN				$257,940	$10,689,350	$(751,537)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

51

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Small Cap Buffer5 ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 103.9%
Options on ETF – 103.9%
	June 2026	$1.84	227	$41,768	$6,246,556
Total Options Purchased - Calls (Cost $5,603,581)				41,768	6,246,556
OPTION PURCHASED - PUTS(b)(c) – 0.8%
Options on ETF – 0.8%
	June 2026	248.02	227	5,630,054	49,820
Total Options Purchased - Puts (Cost $270,855)				5,630,054	49,820

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 5/01/26(d)	$35,276	35,276
Total Short-Term Investments (Cost $35,276)		35,276
Total Investments – 105.3% (Cost $5,909,712)		6,331,652
Other assets less liabilities – (5.3)%		(315,628)
Net Assets – 100.0%		$6,016,024

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
	June 2026	$273.74	227	$85,983	$6,213,898	$(284,669)
				$85,983	$6,213,898	$(284,669)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
	June 2026	$235.60	227	$175,521	$5,348,120	$(27,519)
				$175,521	$5,348,120	$(27,519)
TOTAL OPTIONS WRITTEN				$261,504	$11,562,018	$(312,188)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

52

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Small Cap Buffer15 ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 107.8%
Options on ETF – 107.8%
	June 2026	$1.86	227	$42,222	$6,246,141
Total Options Purchased - Calls (Cost $5,605,130)				42,222	6,246,141
OPTION PURCHASED - PUTS(b)(c) – 0.9%
Options on ETF – 0.9%
	June 2026	247.98	227	5,629,146	49,720
Total Options Purchased - Puts (Cost $270,576)				5,629,146	49,720

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Sumitomo Mitsui Trust Bank Ltd., London, 2.980%, 5/01/26(d)	$35,543	35,543
Total Short-Term Investments (Cost $35,543)		35,543
Total Investments – 109.3% (Cost $5,911,249)		6,331,404
Other assets less liabilities – (9.3)%		(537,393)
Net Assets – 100.0%		$5,794,011

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
	June 2026	$259.26	227	$204,611	$5,885,202	$(523,989)
				$204,611	$5,885,202	$(523,989)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
	June 2026	$210.80	227	$71,068	$4,785,160	$(10,031)
				$71,068	$4,785,160	$(10,031)
TOTAL OPTIONS WRITTEN				$275,679	$10,670,362	$(534,020)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

53

AIM ETF PRODUCTS TRUST
AllianzIM International Equity Buffer5 ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 99.0%
Options on ETF – 99.0%
iShares MSCI EAFE ETF	June 2026	$0.72	579	$41,688	$5,794,632
Total Options Purchased - Calls (Cost $5,540,595)				41,688	5,794,632
OPTION PURCHASED - PUTS(b)(c) – 1.5%
Options on ETF – 1.5%
iShares MSCI EAFE ETF	June 2026	97.14	579	5,624,406	89,745
Total Options Purchased - Puts (Cost $268,726)				5,624,406	89,745

	Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Skandinaviska Enskilda Banken AB, Stockholm, 2.980%, 5/01/26(d)	$28,787	28,787
Total Short-Term Investments (Cost $28,787)		28,787
Total Investments – 101.0% (Cost $5,838,108)		5,913,164
Other assets less liabilities – (1.0)%		(55,849)
Net Assets – 100.0%		$5,857,315

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
iShares MSCI EAFE ETF	June 2026	$110.47	579	$18,851	$6,396,213	$(15,054)
				$18,851	$6,396,213	$(15,054)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
iShares MSCI EAFE ETF	June 2026	$92.27	579	$174,725	$5,342,433	$(47,478)
				$174,725	$5,342,433	$(47,478)
TOTAL OPTIONS WRITTEN				$193,576	$11,738,646	$(62,532)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

54

AIM ETF PRODUCTS TRUST
AllianzIM International Equity Buffer15 ETF
Schedule of Investments (unaudited)
April 30, 2026

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b)(c) – 100.9%
Options on ETF – 100.9%
iShares MSCI EAFE ETF	June 2026	$0.73	579	$42,267	$5,790,168
Total Options Purchased - Calls (Cost $5,540,016)				42,267	5,790,168
OPTION PURCHASED - PUTS(b)(c) – 1.6%
Options on ETF – 1.6%
iShares MSCI EAFE ETF	June 2026	97.12	579	5,623,248	91,007
Total Options Purchased - Puts (Cost $268,212)				5,623,248	91,007

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Citibank, New York, 2.980%, 5/01/26(d)	$38,785	38,785
Total Short-Term Investments (Cost $38,785)		38,785
Total Investments – 103.2% (Cost $5,847,013)		5,919,960
Other assets less liabilities – (3.2)%		(180,714)
Net Assets – 100.0%		$5,739,246

SCHEDULE OF WRITTEN OPTIONS AS OF APRIL 30, 2026
CALL OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
iShares MSCI EAFE ETF	June 2026	$101.70	579	$146,316	$5,888,430	$(157,176)
				$146,316	$5,888,430	$(157,176)

PUT OPTIONS WRITTEN(b)

Description	Expiration Date	Exercise Price	Contracts(a)	Premiums Received	Notional Amount	Value
iShares MSCI EAFE ETF	June 2026	$82.56	579	$63,767	$4,780,224	$(20,236)
				$63,767	$4,780,224	$(20,236)
TOTAL OPTIONS WRITTEN				$210,083	$10,668,654	$(177,412)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

55

AIM ETF PRODUCTS TRUST
AllianzIM Buffer20 Allocation ETF
Schedule of Investments (unaudited)
April 30, 2026

	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS – 100.0%(a)(b)
AllianzIM U.S. Equity Buffer20 Dec ETF	169,791	$5,944,382
AllianzIM U.S. Equity Buffer20 Jul ETF	146,958	5,910,739
AllianzIM U.S. Equity Buffer20 Mar ETF	166,257	5,902,124
AllianzIM U.S. Equity Buffer20 Aug ETF	176,494	5,900,194
AllianzIM U.S. Equity Buffer20 Feb ETF	168,375	5,881,339
AllianzIM U.S. Equity Buffer20 Sep ETF	179,239	5,880,832
AllianzIM U.S. Equity Buffer20 Jan ETF	154,523	5,878,781
AllianzIM U.S. Equity Buffer20 Oct ETF	146,194	5,874,075
AllianzIM U.S. Equity Buffer20 Nov ETF	168,283	5,873,178
AllianzIM U.S. Equity Buffer20 Jun ETF	171,457	5,870,688
AllianzIM U.S. Equity Buffer20 Apr ETF	160,262	5,870,397
AllianzIM U.S. Equity Buffer20 May ETF	169,162	5,789,569
Total Affiliated Exchange-Traded Funds (Cost $65,321,209)		70,576,298

	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Citibank, New York, 2.980%, 5/01/26(c)	$8,715	8,715
Total Short-Term Investments (Cost $8,715)		8,715
Total Investments – 100.0% (Cost $65,329,924)		70,585,013
Other assets less liabilities – 0.0%*		(2,773)
Net Assets – 100.0%		$70,582,240

*	Rounds to less than 0.05%.
(a)	Affiliated investment.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

56

AIM ETF PRODUCTS TRUST
AllianzIM Buffer15 Uncapped Allocation ETF
Schedule of Investments (unaudited)
April 30, 2026

	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS – 100.0%(a)(b)
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	383,833	$12,708,711
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	397,438	12,632,607
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	406,647	12,568,239
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	429,197	12,562,596
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	416,953	12,558,624
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	410,030	12,551,018
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	418,470	12,549,455
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	434,849	12,545,307
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	424,078	12,531,505
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	434,164	12,499,842
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	439,768	12,491,126
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	399,469	12,355,137
Total Affiliated Exchange-Traded Funds (Cost $139,966,205)		150,554,167

	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
DBS Bank Ltd., Singapore, 2.980%, 5/01/26(c)	$10,330	10,330
Total Short-Term Investments (Cost $10,330)		10,330
Total Investments – 100.0% (Cost $139,976,535)		150,564,497
Other assets less liabilities – 0.0%*		(5,501)
Net Assets – 100.0%		$150,558,996

*	Rounds to less than 0.05%.
(a)	Affiliated investment.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

57

AIM ETF PRODUCTS TRUST
AllianzIM 6 Month Buffer10 Allocation ETF
Schedule of Investments (unaudited)
April 30, 2026

	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS – 100.0%(a)(b)
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	275,679	$9,098,785
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	272,351	9,052,866
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	253,461	9,010,488
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	294,350	8,855,431
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	284,976	8,780,111
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	243,314	8,570,784
Total Affiliated Exchange-Traded Funds (Cost $48,800,455)		53,368,465

	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Australia & New Zealand Banking Group Ltd., New York, 2.980%, 5/01/26(c)	$151	151
Total Short-Term Investments (Cost $151)		151
Total Investments – 100.0% (Cost $48,800,606))		53,368,616
Other assets less liabilities – 0.0%*		(2,038)
Net Assets – 100.0%		$53,366,578

*	Rounds to less than 0.05%.
(a)	Affiliated investment.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of April 30, 2026.

The accompanying notes are an integral part of the financial statements.

58

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2026 (unaudited)

	AllianzIM U.S. Equity Buffer10 Jan ETF	AllianzIM U.S. Equity Buffer10 Feb ETF	AllianzIM U.S. Equity Buffer10 Mar ETF	AllianzIM U.S. Equity Buffer10 Apr ETF
ASSETS
Investments, at value	$68,024,488	$165,901,288	$31,105,204	$50,528,912
Receivable for investments sold	—	2,299,383	—	—
Receivable for Fund shares sold	—	56,081,340	—	—
TOTAL ASSETS	68,024,488	224,282,011	31,105,204	50,528,912
LIABILITIES
Due to custodian	—	—	—	27,187
Payables:
Investments purchased	—	58,334,722	—	—
Options contracts written, at value	2,490,840	6,534,936	1,424,264	3,317,105
Management fees	157,660	181,386	35,241	28,179
TOTAL LIABILITIES	2,648,500	65,051,044	1,459,505	3,372,471
NET ASSETS	$65,375,988	$159,230,967	$29,645,699	$47,156,441
COMPONENTS OF NET ASSETS
Paid-in capital	$63,475,989	$142,868,361	$27,163,679	$42,538,096
Total distributable earnings (accumulated loss)	1,899,999	16,362,606	2,482,020	4,618,345
NET ASSETS	$65,375,988	$159,230,967	$29,645,699	$47,156,441
NET ASSET VALUE PER SHARE
Net Asset Value	$42.87	$40.06	$40.89	$44.91
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	1,525,000	3,975,000	725,000	1,050,000
COST OF INVESTMENTS
Investments, at cost	$65,859,381	$163,458,788	$30,204,062	$47,383,193
Premiums received	$2,887,041	$7,204,261	$1,488,781	$2,719,154

The accompanying notes are an integral part of the financial statements.

59

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2026 (unaudited)(continued)

	AllianzIM U.S. Equity Buffer10 May ETF	AllianzIM U.S. Equity Buffer10 Jun ETF	AllianzIM U.S. Equity Buffer10 Jul ETF	AllianzIM U.S. Equity Buffer10 Aug ETF
ASSETS
Investments, at value	$126,877,741	$21,153,889	$82,627,064	$36,535,719
Receivable for investments sold	24,849,647	—	—	—
Receivable for Fund shares sold	103,486,995	—	—	—
TOTAL ASSETS	255,214,383	21,153,889	82,627,064	36,535,719
LIABILITIES
Due to custodian	42	—	—	—
Payables:
Investments purchased	128,540,178	—	—	—
Options contracts written, at value	5,998,299	1,239,827	2,762,515	1,108,693
Management fees	133,914	144,512	502,023	195,354
TOTAL LIABILITIES	134,672,433	1,384,339	3,264,538	1,304,047
NET ASSETS	$120,541,950	$19,769,550	$79,362,526	$35,231,672
COMPONENTS OF NET ASSETS
Paid-in capital	$118,150,748	$18,727,802	$75,031,635	$35,955,207
Total distributable earnings (accumulated loss)	2,391,202	1,041,748	4,330,891	(723,535)
NET ASSETS	$120,541,950	$19,769,550	$79,362,526	$35,231,672
NET ASSET VALUE PER SHARE
Net Asset Value	$37.97	$37.66	$46.68	$37.09
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	3,175,000	525,000	1,700,000	950,000
COST OF INVESTMENTS
Investments, at cost	$126,890,777	$18,281,483	$74,071,185	$33,341,145
Premiums received	$5,985,263	$811,421	$3,062,911	$1,337,042

The accompanying notes are an integral part of the financial statements.

60

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2026 (unaudited)(continued)

	AllianzIM U.S. Equity Buffer10 Sep ETF	AllianzIM U.S. Equity Buffer10 Oct ETF	AllianzIM U.S. Equity Buffer10 Nov ETF	AllianzIM U.S. Equity Buffer10 Dec ETF
ASSETS
Investments, at value	$108,994,915	$60,674,203	$33,502,705	$124,979,308
TOTAL ASSETS	108,994,915	60,674,203	33,502,705	124,979,308
LIABILITIES
Payables:
Options contracts written, at value	3,396,567	1,519,023	744,621	3,502,103
Management fees	491,716	257,170	107,216	361,700
TOTAL LIABILITIES	3,888,283	1,776,193	851,837	3,863,803
NET ASSETS	$105,106,632	$58,898,010	$32,650,868	$121,115,505
COMPONENTS OF NET ASSETS
Paid-in capital	$98,175,445	$64,570,965	$34,105,839	$107,891,988
Total distributable earnings (accumulated loss)	6,931,187	(5,672,955)	(1,454,971)	13,223,517
NET ASSETS	$105,106,632	$58,898,010	$32,650,868	$121,115,505
NET ASSET VALUE PER SHARE
Net Asset Value	$36.56	$45.31	$38.41	$38.15
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	2,875,000	1,300,000	850,000	3,175,000
COST OF INVESTMENTS
Investments, at cost	$100,769,145	$58,099,269	$32,505,093	$121,296,795
Premiums received	$4,134,920	$2,571,249	$1,553,387	$5,462,472

The accompanying notes are an integral part of the financial statements.

61

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2026 (unaudited)(continued)

	AllianzIM U.S. Equity Buffer20 Jan ETF	AllianzIM U.S. Equity Buffer20 Feb ETF	AllianzIM U.S. Equity Buffer20 Mar ETF	AllianzIM U.S. Equity Buffer20 Apr ETF
ASSETS
Investments, at value	$359,306,732	$203,839,229	$89,502,368	$212,427,965
Receivable for investments sold	—	3,749,919	—	—
Receivable for Fund shares sold	—	76,054,530	—	—
TOTAL ASSETS	359,306,732	283,643,678	89,502,368	212,427,965
LIABILITIES
Due to custodian	—	—	—	5
Payables:
Investments purchased	—	79,793,463	—	—
Options contracts written, at value	17,136,510	9,569,626	5,037,169	18,165,343
Management fees	797,251	210,872	97,687	115,507
TOTAL LIABILITIES	17,933,761	89,573,961	5,134,856	18,280,855
NET ASSETS	$341,372,971	$194,069,717	$84,367,512	$194,147,110
COMPONENTS OF NET ASSETS
Paid-in capital	$342,608,073	$194,260,058	$83,573,840	$186,770,537
Total distributable earnings (accumulated loss)	(1,235,102)	(190,341)	793,672	7,376,573
NET ASSETS	$341,372,971	$194,069,717	$84,367,512	$194,147,110
NET ASSET VALUE PER SHARE
Net Asset Value	$38.04	$34.97	$35.52	$36.60
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	8,975,000	5,550,000	2,375,000	5,304,000
COST OF INVESTMENTS
Investments, at cost	$347,548,933	$201,027,413	$86,781,159	$199,196,796
Premiums received	$15,383,517	$9,376,381	$4,252,210	$11,523,814

The accompanying notes are an integral part of the financial statements.

62

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2026 (unaudited)(continued)

	AllianzIM U.S. Equity Buffer20 May ETF	AllianzIM U.S. Equity Buffer20 Jun ETF	AllianzIM U.S. Equity Buffer20 Jul ETF	AllianzIM U.S. Equity Buffer20 Aug ETF
ASSETS
Investments, at value	$216,157,225	$66,663,829	$339,453,421	$146,920,625
Receivable for investments sold	91,495,299	—	—	—
Receivable for Fund shares sold	135,202,203	—	—	—
TOTAL ASSETS	442,854,727	66,663,829	339,453,421	146,920,625
LIABILITIES
Due to custodian	35	—	—	—
Payables:
Investments purchased	226,827,258	—	—	—
Options contracts written, at value	10,207,383	6,299,060	21,733,895	8,078,966
Management fees	529,116	426,579	1,879,438	820,188
TOTAL LIABILITIES	237,563,792	6,725,639	23,613,333	8,899,154
NET ASSETS	$205,290,935	$59,938,190	$315,840,088	$138,021,471
COMPONENTS OF NET ASSETS
Paid-in capital	$201,526,071	$59,290,255	$309,260,963	$147,391,469
Total distributable earnings (accumulated loss)	3,764,864	647,935	6,579,125	(9,369,998)
NET ASSETS	$205,290,935	$59,938,190	$315,840,088	$138,021,471
NET ASSET VALUE PER SHARE
Net Asset Value	$34.22	$34.25	$40.23	$33.46
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	6,000,000	1,750,000	7,850,000	4,125,000
COST OF INVESTMENTS
Investments, at cost	$216,179,409	$57,538,177	$305,832,424	$134,355,054
Premiums received	$10,185,199	$2,642,893	$12,649,941	$5,301,558

The accompanying notes are an integral part of the financial statements.

63

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2026 (unaudited)(continued)

	AllianzIM U.S. Equity Buffer20 Sep ETF	AllianzIM U.S. Equity Buffer20 Oct ETF	AllianzIM U.S. Equity Buffer20 Nov ETF	AllianzIM U.S. Equity Buffer20 Dec ETF
ASSETS
Investments, at value	$226,479,958	$589,710,394	$102,054,906	$241,394,900
Receivable for investments sold	79,893,417	—	—	—
TOTAL ASSETS	306,373,375	589,710,394	102,054,906	241,394,900
LIABILITIES
Payables:
Investments purchased	4,239,239	—	—	—
Fund shares repurchased	75,481,860	—	—	—
Options contracts written, at value	11,956,250	23,190,885	3,151,151	9,016,926
Management fees	1,377,375	2,161,008	336,735	676,217
TOTAL LIABILITIES	93,054,724	25,351,893	3,487,886	9,693,143
NET ASSETS	$213,318,651	$564,358,501	$98,567,020	$231,701,757
COMPONENTS OF NET ASSETS
Paid-in capital	$205,703,534	$570,860,260	$107,541,716	$206,506,210
Total distributable earnings (accumulated loss)	7,615,117	(6,501,759)	(8,974,696)	25,195,547
NET ASSETS	$213,318,651	$564,358,501	$98,567,020	$231,701,757
NET ASSET VALUE PER SHARE
Net Asset Value	$32.82	$40.17	$34.89	$34.97
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	6,500,000	14,050,000	2,825,000	6,625,000
COST OF INVESTMENTS
Investments, at cost	$210,803,561	$565,508,804	$99,310,440	$234,274,279
Premiums received	$8,128,441	$25,913,301	$4,595,165	$10,491,828

The accompanying notes are an integral part of the financial statements.

64

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2026 (unaudited)(continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
ASSETS
Investments, at value	$87,529,526	$51,333,991	$32,217,737	$53,377,024
TOTAL ASSETS	87,529,526	51,333,991	32,217,737	53,377,024
LIABILITIES
Due to custodian	—	—	—	2
Payables:
Options contracts written, at value	1,179,339	830,267	548,885	806,486
Management fees	196,537	87,799	35,611	30,511
TOTAL LIABILITIES	1,375,876	918,066	584,496	836,999
NET ASSETS	$86,153,650	$50,415,925	$31,633,241	$52,540,025
COMPONENTS OF NET ASSETS
Paid-in capital	$74,937,973	$44,140,438	$28,293,208	$47,644,251
Total distributable earnings (accumulated loss)	11,215,677	6,275,487	3,340,033	4,895,774
NET ASSETS	$86,153,650	$50,415,925	$31,633,241	$52,540,025
NET ASSET VALUE PER SHARE
Net Asset Value	$29.20	$28.81	$28.76	$30.91
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	2,950,000	1,750,000	1,100,000	1,700,000
COST OF INVESTMENTS
Investments, at cost	$85,021,623	$50,300,944	$31,411,212	$50,442,584
Premiums received	$1,983,825	$1,273,419	$860,516	$1,563,568

The accompanying notes are an integral part of the financial statements.

65

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2026 (unaudited)(continued)

	AllianzIM U.S. Equity Buffer15 Uncapped May ETF	AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
ASSETS
Investments, at value	$30,688,327	$30,335,001	$79,487,118	$43,160,931
Receivable for investments sold	30,531,730	—	73,575,983	—
TOTAL ASSETS	61,220,057	30,335,001	153,063,101	43,160,931
LIABILITIES
Payables:
Investments purchased	30,516,352	—	75,392	—
Fund shares repurchased	—	—	73,367,075	—
Options contracts written, at value	769,781	4,143	80,798	103,578
Management fees	184,313	165,404	767,019	193,011
TOTAL LIABILITIES	31,470,446	169,547	74,290,284	296,589
NET ASSETS	$29,749,611	$30,165,454	$78,772,817	$42,864,342
COMPONENTS OF NET ASSETS
Paid-in capital	$25,930,614	$27,227,845	$66,069,367	$41,771,340
Total distributable earnings (accumulated loss)	3,818,997	2,937,609	12,703,450	1,093,002
NET ASSETS	$29,749,611	$30,165,454	$78,772,817	$42,864,342
NET ASSET VALUE PER SHARE
Net Asset Value	$33.06	$31.75	$30.89	$30.62
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	900,000	950,000	2,550,000	1,400,000
COST OF INVESTMENTS
Investments, at cost	$30,691,537	$26,993,706	$74,985,085	$40,158,571
Premiums received	$768,177	$508,231	$1,017,772	$705,607

The accompanying notes are an integral part of the financial statements.

66

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2026 (unaudited)(continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
ASSETS
Investments, at value	$138,723,906	$64,136,714	$35,712,396	$119,262,862
Receivable for investments sold	13,898,167	6,977,508	6,251,639	192,360,283
TOTAL ASSETS	152,622,073	71,114,222	41,964,035	311,623,145
LIABILITIES
Payables:
Investments purchased	338,001	328,504	273,709	2,143,079
Fund shares repurchased	13,529,925	6,639,165	5,993,720	190,186,200
Options contracts written, at value	569,041	427,197	345,189	1,319,628
Management fees	630,944	278,527	138,290	882,140
TOTAL LIABILITIES	15,067,911	7,673,393	6,750,908	194,531,047
NET ASSETS	$137,554,162	$63,440,829	$35,213,127	$117,092,098
COMPONENTS OF NET ASSETS
Paid-in capital	$128,436,834	$61,422,985	$34,512,883	$89,780,855
Total distributable earnings (accumulated loss)	9,117,328	2,017,844	700,244	27,311,243
NET ASSETS	$137,554,162	$63,440,829	$35,213,127	$117,092,098
NET ASSET VALUE PER SHARE
Net Asset Value	$30.07	$29.51	$29.97	$28.39
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	4,575,000	2,150,000	1,175,000	4,125,000
COST OF INVESTMENTS
Investments, at cost	$130,680,648	$61,899,567	$35,013,925	$116,681,604
Premiums received	$2,483,702	$1,345,997	$870,230	$2,793,080

The accompanying notes are an integral part of the financial statements.

67

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2026 (unaudited)(continued)

	AllianzIM International Equity Buffer15 Uncapped Jan ETF	AllianzIM International Equity Buffer15 Uncapped Apr ETF	AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
ASSETS
Investments, at value	$13,480,167	$5,882,439	$156,373,088	$50,234,619
TOTAL ASSETS	13,480,167	5,882,439	156,373,088	50,234,619
LIABILITIES
Due to custodian	—	17	—	—
Payables:
Options contracts written, at value	248,009	127,484	3,181,903	1,141,716
Management fees	22,081	3,550	361,899	83,000
TOTAL LIABILITIES	270,090	131,051	3,543,802	1,224,716
NET ASSETS	$13,210,077	$5,751,388	$152,829,286	$49,009,903
COMPONENTS OF NET ASSETS
Paid-in capital	$13,200,380	$5,645,910	$155,417,106	$48,370,858
Total distributable earnings (accumulated loss)	9,697	105,478	(2,587,820)	639,045
NET ASSETS	$13,210,077	$5,751,388	$152,829,286	$49,009,903
NET ASSET VALUE PER SHARE
Net Asset Value	$25.16	$25.56	$35.54	$33.23
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	525,000	225,000	4,300,000	1,475,000
COST OF INVESTMENTS
Investments, at cost	$13,437,985	$5,811,718	$152,143,322	$49,307,269
Premiums received	$237,519	$165,411	$4,755,896	$1,669,716

The accompanying notes are an integral part of the financial statements.

68

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2026 (unaudited)(continued)

	AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
ASSETS
Investments, at value	$51,277,398	$324,436,494	$58,324,166	$32,630,410
Receivable for investments sold	—	124,173,661	57,267,346	—
Receivable for Fund shares sold	—	—	769,792	—
TOTAL ASSETS	51,277,398	448,610,155	116,361,304	32,630,410
LIABILITIES
Due to custodian	—	—	109	—
Payables:
Investments purchased	—	8,388,743	57,977,349	—
Fund shares repurchased	—	116,205,870	—	—
Options contracts written, at value	1,737,999	21,803,839	2,039,968	197,972
Management fees	59,762	252,048	188,957	103,126
TOTAL LIABILITIES	1,797,761	146,650,500	60,206,383	301,098
NET ASSETS	$49,479,637	$301,959,655	$56,154,921	$32,329,312
COMPONENTS OF NET ASSETS
Paid-in capital	$42,236,192	$317,204,132	$57,042,867	$33,157,585
Total distributable earnings (accumulated loss)	7,243,445	(15,244,477)	(887,946)	(828,273)
NET ASSETS	$49,479,637	$301,959,655	$56,154,921	$32,329,312
NET ASSET VALUE PER SHARE
Net Asset Value	$32.99	$35.21	$30.77	$30.07
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	1,500,000	8,575,000	1,825,000	1,075,000
COST OF INVESTMENTS
Investments, at cost	$49,957,490	$304,215,918	$58,330,203	$31,934,585
Premiums received	$1,854,070	$13,993,098	$2,033,931	$993,258

The accompanying notes are an integral part of the financial statements.

69

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2026 (unaudited)(continued)

	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	AllianzIM U.S. Equity Buffer5 ETF	AllianzIM U.S. Equity Buffer15 ETF
ASSETS
Investments, at value	$22,824,533	$9,078,194	$7,620,232	$36,212,537
TOTAL ASSETS	22,824,533	9,078,194	7,620,232	36,212,537
LIABILITIES
Payables:
Options contracts written, at value	516,139	702,624	417,198	2,850,159
Management fees	32,285	5,038	3,366	16,756
TOTAL LIABILITIES	548,424	707,662	420,564	2,866,915
NET ASSETS	$22,276,109	$8,370,532	$7,199,668	$33,345,622
COMPONENTS OF NET ASSETS
Paid-in capital	$21,913,046	$11,379,300	$6,926,137	$32,540,295
Total distributable earnings (accumulated loss)	363,063	(3,008,768)	273,531	805,327
NET ASSETS	$22,276,109	$8,370,532	$7,199,668	$33,345,622
NET ASSET VALUE PER SHARE
Net Asset Value	$33.00	$27.90	$26.18	$26.68
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	675,000	300,000	275,000	1,250,000
COST OF INVESTMENTS
Investments, at cost	$21,725,838	$8,430,150	$7,181,045	$33,933,047
Premiums received	$221,185	$272,431	$258,783	$1,210,228

The accompanying notes are an integral part of the financial statements.

70

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2026 (unaudited)(continued)

	AllianzIM U.S. Equity Buffer100 Protection ETF	AllianzIM Growth-100 Buffer5 ETF	AllianzIM Growth-100 Buffer15 ETF	AllianzIM U.S. Small Cap Buffer5 ETF
ASSETS
Investments, at value	$39,887,635	$7,201,072	$6,534,823	$6,331,652
Receivable for investments sold	—	128,915	—	—
Receivable for Fund shares sold	—	664,050	—	—
TOTAL ASSETS	39,887,635	7,994,037	6,534,823	6,331,652
LIABILITIES
Payables:
Investments purchased	—	738,230	—	—
Options contracts written, at value	3,444,034	611,928	751,537	312,188
Management fees	18,036	3,384	3,364	3,440
TOTAL LIABILITIES	3,462,070	1,353,542	754,901	315,628
NET ASSETS	$36,425,565	$6,640,495	$5,779,922	$6,016,024
COMPONENTS OF NET ASSETS
Paid-in capital	$36,345,986	$6,314,055	$5,634,497	$5,648,062
Total distributable earnings (accumulated loss)	79,579	326,440	145,425	367,962
NET ASSETS	$36,425,565	$6,640,495	$5,779,922	$6,016,024
NET ASSET VALUE PER SHARE
Net Asset Value	$26.02	$26.56	$25.69	$26.74
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	1,400,000	250,000	225,000	225,000
COST OF INVESTMENTS
Investments, at cost	$37,413,330	$6,561,630	$5,892,464	$5,909,712
Premiums received	$1,449,386	$309,183	$257,940	$261,504

The accompanying notes are an integral part of the financial statements.

71

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2026 (unaudited)(continued)

	AllianzIM U.S. Small Cap Buffer15 ETF	AllianzIM International Equity Buffer5 ETF	AllianzIM International Equity Buffer15 ETF	AllianzIM Buffer20 Allocation ETF
ASSETS
Investments, at value - Affiliated	$—	$—	$—	$70,576,298
Investments, at value - Unaffiliated	6,331,404	5,913,164	5,919,960	8,715
Receivable for investments sold	—	10,158	—	—
TOTAL ASSETS	6,331,404	5,923,322	5,919,960	70,585,013
LIABILITIES
Due to custodian	—	3	3	—
Payables:
Investments purchased	—	113	—	—
Options contracts written, at value	534,020	62,532	177,412	—
Management fees	3,373	3,359	3,299	2,773
TOTAL LIABILITIES	537,393	66,007	180,714	2,773
NET ASSETS	$5,794,011	$5,857,315	$5,739,246	$70,582,240
COMPONENTS OF NET ASSETS
Paid-in capital	$5,635,488	$5,654,196	$5,637,126	$65,170,690
Total distributable earnings (accumulated loss)	158,523	203,119	102,120	5,411,550
NET ASSETS	$5,794,011	$5,857,315	$5,739,246	$70,582,240
NET ASSET VALUE PER SHARE
Net Asset Value	$25.75	$26.03	$25.51	$28.23
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	225,000	225,000	225,000	2,500,000
COST OF INVESTMENTS
Investments, at cost - Affiliated	$—	$—	$—	$65,321,209
Investments, at cost - Unaffiliated	5,911,249	5,838,108	5,847,013	8,715
Premiums received	$275,679	$193,576	$210,083	$—

The accompanying notes are an integral part of the financial statements.

72

AIM ETF PRODUCTS TRUST
Statements of Assets and Liabilities
April 30, 2026 (unaudited)(continued)

	AllianzIM Buffer15 Uncapped Allocation ETF	AllianzIM 6 Month Buffer10 Allocation ETF
ASSETS
Investments, at value - Affiliated	$150,554,167	$53,368,465
Investments, at value - Unaffiliated	10,330	151
Receivable for Fund shares sold	1,461,739	—
TOTAL ASSETS	152,026,236	53,368,616
LIABILITIES
Payables:
Investments purchased - Affiliated	1,461,373	—
Management fees	5,867	2,038
TOTAL LIABILITIES	1,467,240	2,038
NET ASSETS	$150,558,996	$53,366,578
COMPONENTS OF NET ASSETS
Paid-in capital	$139,172,812	$48,574,415
Total distributable earnings (accumulated loss)	11,386,184	4,792,163
NET ASSETS	$150,558,996	$53,366,578
NET ASSET VALUE PER SHARE
Net Asset Value	$29.23	$28.46
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	5,150,000	1,875,000
COST OF INVESTMENTS
Investments, at cost - Affiliated	$139,966,205	$48,800,455
Investments, at cost - Unaffiliated	10,330	151

The accompanying notes are an integral part of the financial statements.

73

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited)

	AllianzIM U.S. Equity Buffer10 Jan ETF	AllianzIM U.S. Equity Buffer10 Feb ETF	AllianzIM U.S. Equity Buffer10 Mar ETF	AllianzIM U.S. Equity Buffer10 Apr ETF
	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026
INVESTMENT INCOME:
Interest income	$5,364	$4,205	$1,507	$2,740
Total Investment Income	5,364	4,205	1,507	2,740
EXPENSES:
Management fees	223,909	368,902	99,277	155,040
Interest expense	56	—	78	164
Total Expenses	223,965	368,902	99,355	155,204
NET INVESTMENT INCOME (LOSS)	(218,601)	(364,697)	(97,848)	(152,464)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	8,984,518	24,402,442	4,492,206	7,798,465
Option contracts purchased	(2,116,221)	(6,362,485)	(1,186,224)	(2,523,210)
Option contracts written	15,014	(667)	187,741	261,106
Net realized gain (loss)	6,883,311	18,039,290	3,493,723	5,536,361
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(3,505,705)	(9,056,197)	(1,750,921)	(3,481,712)
Options contracts written	586,425	(1,116,465)	373,587	1,881,445
Net change in unrealized appreciation (depreciation)	(2,919,280)	(10,172,662)	(1,377,334)	(1,600,267)
NET REALIZED AND UNREALIZED GAIN (LOSS)	3,964,031	7,866,628	2,116,389	3,936,094
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,745,430	$7,501,931	$2,018,541	$3,783,630

The accompanying notes are an integral part of the financial statements.

74

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited)(continued)

	AllianzIM U.S. Equity Buffer10 May ETF	AllianzIM U.S. Equity Buffer10 Jun ETF	AllianzIM U.S. Equity Buffer10 Jul ETF	AllianzIM U.S. Equity Buffer10 Aug ETF
	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026
INVESTMENT INCOME:
Interest income	$1,466	$1,390	$4,065	$1,658
Total Investment Income	1,466	1,390	4,065	1,658
EXPENSES:
Management fees	66,088	73,726	295,956	129,031
Interest expense	43	—	—	—
Total Expenses	66,131	73,726	295,956	129,031
NET INVESTMENT INCOME (LOSS)	(64,665)	(72,336)	(291,891)	(127,373)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	4,721,783	285,635	690,184	222,134
Option contracts purchased	(354,255)	950	49,461	7,680
Option contracts written	(1,505,661)	1,190	(20,869)	(229)
Net realized gain (loss)	2,861,867	287,775	718,776	229,585
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(3,045,074)	497,602	2,010,140	895,309
Options contracts written	1,000,744	307,283	1,786,942	814,967
Net change in unrealized appreciation (depreciation)	(2,044,330)	804,885	3,797,082	1,710,276
NET REALIZED AND UNREALIZED GAIN (LOSS)	817,537	1,092,660	4,515,858	1,939,861
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$752,872	$1,020,324	$4,223,967	$1,812,488

The accompanying notes are an integral part of the financial statements.

75

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited)(continued)

	AllianzIM U.S. Equity Buffer10 Sep ETF	AllianzIM U.S. Equity Buffer10 Oct ETF	AllianzIM U.S. Equity Buffer10 Nov ETF	AllianzIM U.S. Equity Buffer10 Dec ETF
	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026
INVESTMENT INCOME:
Interest income	$3,394	$1,656	$781	$4,214
Total Investment Income	3,394	1,656	781	4,214
EXPENSES:
Management fees	372,242	223,188	107,217	432,964
Interest expense	—	—	16	—
Total Expenses	372,242	223,188	107,233	432,964
NET INVESTMENT INCOME (LOSS)	(368,848)	(221,532)	(106,452)	(428,750)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	74,694	261,193	—	14,690,348
Option contracts purchased	(1,092)	(41,345)	(97)	(4,221,119)
Option contracts written	(2,262)	3,925	584	622,630
Net realized gain (loss)	71,340	223,773	487	11,091,859
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	3,110,061	1,480,664	999,799	(5,547,323)
Options contracts written	2,346,352	1,429,578	810,953	(43,106)
Net change in unrealized appreciation (depreciation)	5,456,413	2,910,242	1,810,752	(5,590,429)
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,527,753	3,134,015	1,811,239	5,501,430
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,158,905	$2,912,483	$1,704,787	$5,072,680

The accompanying notes are an integral part of the financial statements.

76

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited)(continued)

	AllianzIM U.S. Equity Buffer20 Jan ETF	AllianzIM U.S. Equity Buffer20 Feb ETF	AllianzIM U.S. Equity Buffer20 Mar ETF	AllianzIM U.S. Equity Buffer20 Apr ETF
	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026
INVESTMENT INCOME:
Interest income	$19,269	$5,334	$4,667	$11,951
Total Investment Income	19,269	5,334	4,667	11,951
EXPENSES:
Management fees	1,156,697	400,351	264,062	634,656
Interest expense	—	2	—	5
Total Expenses	1,156,697	400,353	264,062	634,661
NET INVESTMENT INCOME (LOSS)	(1,137,428)	(395,019)	(259,395)	(622,710)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	47,843,124	14,191,299	11,346,124	30,250,325
Option contracts purchased	(11,829,695)	(2,263,546)	(3,451,874)	(10,022,843)
Option contracts written	(8,062,001)	(1,836,581)	(1,607,362)	(3,769,511)
Net realized gain (loss)	27,951,428	10,091,172	6,286,888	16,457,971
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(21,182,722)	(6,694,668)	(4,419,349)	(14,688,544)
Options contracts written	7,989,071	2,347,826	2,118,150	9,794,428
Net change in unrealized appreciation (depreciation)	(13,193,651)	(4,346,842)	(2,301,199)	(4,894,116)
NET REALIZED AND UNREALIZED GAIN (LOSS)	14,757,777	5,744,330	3,985,689	11,563,855
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,620,349	$5,349,311	$3,726,294	$10,941,145

The accompanying notes are an integral part of the financial statements.

77

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited)(continued)

	AllianzIM U.S. Equity Buffer20 May ETF	AllianzIM U.S. Equity Buffer20 Jun ETF	AllianzIM U.S. Equity Buffer20 Jul ETF	AllianzIM U.S. Equity Buffer20 Aug ETF
	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026
INVESTMENT INCOME:
Interest income	$5,011	$3,898	$16,810	$6,906
Total Investment Income	5,011	3,898	16,810	6,906
EXPENSES:
Management fees	248,689	227,799	1,114,568	529,466
Interest expense	35	—	—	—
Total Expenses	248,724	227,799	1,114,568	529,466
NET INVESTMENT INCOME (LOSS)	(243,713)	(223,901)	(1,097,758)	(522,560)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	17,503,975	583,023	736,057	1,014,752
Option contracts purchased	(1,426,963)	20,575	90,581	24,222
Option contracts written	(8,601,368)	(10,238)	(52,386)	(40,512)
Net realized gain (loss)	7,475,644	593,360	774,252	998,462
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(11,449,115)	1,742,418	10,387,723	3,291,319
Options contracts written	6,405,461	242,706	2,350,631	1,891,042
Net change in unrealized appreciation (depreciation)	(5,043,654)	1,985,124	12,738,354	5,182,361
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,431,990	2,578,484	13,512,606	6,180,823
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,188,277	$2,354,583	$12,414,848	$5,658,263

The accompanying notes are an integral part of the financial statements.

78

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited)(continued)

	AllianzIM U.S. Equity Buffer20 Sep ETF	AllianzIM U.S. Equity Buffer20 Oct ETF	AllianzIM U.S. Equity Buffer20 Nov ETF	AllianzIM U.S. Equity Buffer20 Dec ETF
	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026
INVESTMENT INCOME:
Interest income	$10,707	$14,967	$2,308	$11,302
Total Investment Income	10,707	14,967	2,308	11,302
EXPENSES:
Management fees	1,024,858	1,970,359	336,734	817,934
Total Expenses	1,024,858	1,970,359	336,734	817,934
NET INVESTMENT INCOME (LOSS)	(1,014,151)	(1,955,392)	(334,426)	(806,632)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	6,366,889	342,039	126,667	42,918,630
Option contracts purchased	(7,393)	(92,241)	(3,952)	(7,207,334)
Option contracts written	(32,328)	(5,959)	(450)	(759,673)
Net realized gain (loss)	6,327,168	243,839	122,265	34,951,623
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	1,056,441	18,317,631	2,751,042	(26,551,651)
Options contracts written	4,320,234	6,223,459	1,450,590	2,435,726
Net change in unrealized appreciation (depreciation)	5,376,675	24,541,090	4,201,632	(24,115,925)
NET REALIZED AND UNREALIZED GAIN (LOSS)	11,703,843	24,784,929	4,323,897	10,835,698
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,689,692	$22,829,537	$3,989,471	$10,029,066

The accompanying notes are an integral part of the financial statements.

79

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited)(continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026
INVESTMENT INCOME:
Interest income	$3,386	$2,619	$1,024	$2,651
Total Investment Income	3,386	2,619	1,024	2,651
EXPENSES:
Management fees	291,392	172,433	98,387	181,732
Interest expense	300	—	202	273
Total Expenses	291,692	172,433	98,589	182,005
NET INVESTMENT INCOME (LOSS)	(288,306)	(169,814)	(97,565)	(179,354)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	12,972,012	6,868,942	3,875,118	7,056,955
Option contracts purchased	(4,166,673)	(1,639,532)	(1,451,218)	(3,465,522)
Option contracts written	299	8,658	59	191
Net realized gain (loss)	8,805,638	5,238,068	2,423,959	3,591,624
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(4,886,035)	(2,675,490)	(1,363,703)	(3,557,114)
Options contracts written	(329,141)	(215,714)	(62,010)	31,223
Net change in unrealized appreciation (depreciation)	(5,215,176)	(2,891,204)	(1,425,713)	(3,525,891)
NET REALIZED AND UNREALIZED GAIN (LOSS)	3,590,462	2,346,864	998,246	65,733
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,302,156	$2,177,050	$900,681	$(113,621)

The accompanying notes are an integral part of the financial statements.

80

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited)(continued)

	AllianzIM U.S. Equity Buffer15 Uncapped May ETF	AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026
INVESTMENT INCOME:
Interest income	$1,729	$1,306	$5,811	$1,702
Total Investment Income	1,729	1,306	5,811	1,702
EXPENSES:
Management fees	99,823	99,625	527,240	127,755
Total Expenses	99,823	99,625	527,240	127,755
NET INVESTMENT INCOME (LOSS)	(98,094)	(98,319)	(521,429)	(126,053)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	6,011,360	110,093	9,055,032	—
Option contracts purchased	(729,096)	(6,749)	(39,643)	(1,979)
Option contracts written	177	(37)	3,243	(14)
Net realized gain (loss)	5,282,441	103,307	9,018,632	(1,993)
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(3,193,793)	1,003,119	(3,182,722)	1,383,460
Options contracts written	(469,715)	174,511	86,452	413,890
Net change in unrealized appreciation (depreciation)	(3,663,508)	1,177,630	(3,096,270)	1,797,350
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,618,933	1,280,937	5,922,362	1,795,357
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,520,839	$1,182,618	$5,400,933	$1,669,304

The accompanying notes are an integral part of the financial statements.

81

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited)(continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026
INVESTMENT INCOME:
Interest income	$4,587	$2,301	$1,152	$7,234
Total Investment Income	4,587	2,301	1,152	7,234
EXPENSES:
Management fees	486,248	243,150	138,290	1,055,944
Interest expense	—	—	8	37
Total Expenses	486,248	243,150	138,298	1,055,981
NET INVESTMENT INCOME (LOSS)	(481,661)	(240,849)	(137,146)	(1,048,747)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	1,582,317	592,480	368,464	31,108,368
Option contracts purchased	(2,264)	(40,181)	(9,086)	(6,110,093)
Option contracts written	(110)	(5,834)	(974)	47,331
Foreign currency transactions	27,980	—	—	—
Net realized gain (loss)	1,607,923	546,465	358,404	25,045,606
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	2,974,433	1,217,360	702,090	(15,183,476)
Options contracts written	1,446,105	817,119	526,851	(478,295)
Net change in unrealized appreciation (depreciation)	4,420,538	2,034,479	1,228,941	(15,661,771)
NET REALIZED AND UNREALIZED GAIN (LOSS)	6,028,461	2,580,944	1,587,345	9,383,835
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,546,800	$2,340,095	$1,450,199	$8,335,088

The accompanying notes are an integral part of the financial statements.

82

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited)(continued)

	AllianzIM International Equity Buffer15 Uncapped Jan ETF	AllianzIM International Equity Buffer15 Uncapped Apr ETF	AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
	For the Period Ended April 30, 2026*	For the Period Ended April 30, 2026**	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026
INVESTMENT INCOME:
Interest income	$86	$2	$13,654	$3,925
Total Investment Income	86	2	13,654	3,925
EXPENSES:
Management fees	22,081	3,549	540,463	164,083
Interest expense	—	17	—	—
Total Expenses	22,081	3,566	540,463	164,083
NET INVESTMENT INCOME (LOSS)	(21,995)	(3,564)	(526,809)	(160,158)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	—	—	15,610,673	4,220,222
Option contracts purchased	—	136	(5,781,672)	(482,896)
Option contracts written	—	258	(1,674,208)	(311,143)
Net realized gain (loss)	—	394	8,154,793	3,426,183
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	42,182	70,721	(4,150,887)	(2,127,869)
Options contracts written	(10,490)	37,927	4,641,355	1,685,980
Net change in unrealized appreciation (depreciation)	31,692	108,648	490,468	(441,889)
NET REALIZED AND UNREALIZED GAIN (LOSS)	31,692	109,042	8,645,261	2,984,294
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,697	$105,478	$8,118,452	$2,824,136

*
The Fund commenced operations on January 30, 2026.
**
The Fund commenced operations on March 31, 2026.
The accompanying notes are an integral part of the financial statements.

83

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited)(continued)

	AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026
INVESTMENT INCOME:
Interest income	$8,515	$28,573	$4,154	$3,177
Total Investment Income	8,515	28,573	4,154	3,177
EXPENSES:
Management fees	209,408	1,488,548	188,957	123,821
Interest expense	41	765	109	—
Total Expenses	209,449	1,489,313	189,066	123,821
NET INVESTMENT INCOME (LOSS)	(200,934)	(1,460,740)	(184,912)	(120,644)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	11,840,359	18,262,383	3,691,199	5,514,463
Option contracts purchased	(1,721,773)	(17,283,681)	(442,203)	(1,064,765)
Option contracts written	352,211	374,103	40,806	(1,880,614)
Net realized gain (loss)	10,470,797	1,352,805	3,289,802	2,569,084
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(13,345,161)	17,971,278	(4,127)	(3,014,144)
Options contracts written	5,483,341	(7,113,304)	(4,128)	2,262,816
Net change in unrealized appreciation (depreciation)	(7,861,820)	10,857,974	(8,255)	(751,328)
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,608,977	12,210,779	3,281,547	1,817,756
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,408,043	$10,750,039	$3,096,635	$1,697,112

The accompanying notes are an integral part of the financial statements.

84

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited)(continued)

	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	AllianzIM U.S. Equity Buffer5 ETF	AllianzIM U.S. Equity Buffer15 ETF
	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Period Ended April 30, 2026*	For the Six Months Ended April 30, 2026
INVESTMENT INCOME:
Interest income	$988	$807	$54	$2,602
Total Investment Income	988	807	54	2,602
EXPENSES:
Management fees	43,241	37,110	3,365	84,985
Interest expense	—	45	—	216
Total Expenses	43,241	37,155	3,365	85,201
NET INVESTMENT INCOME (LOSS)	(42,253)	(36,348)	(3,311)	(82,599)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	942,952	118,709	—	1,860,285
Option contracts purchased	(232,529)	(381,955)	(2,092)	(1,691,227)
Option contracts written	(175,210)	651	(1,838)	303,961
Net realized gain (loss)	535,213	(262,595)	(3,930)	473,019
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	394,496	433,067	439,187	1,981,546
Options contracts written	41,423	(316,449)	(158,415)	(1,515,097)
Net change in unrealized appreciation (depreciation)	435,919	116,618	280,772	466,449
NET REALIZED AND UNREALIZED GAIN (LOSS)	971,132	(145,977)	276,842	939,468
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$928,879	$(182,325)	$273,531	$856,869

*
The Fund commenced operations on March 31, 2026.
The accompanying notes are an integral part of the financial statements.

85

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited)(continued)

	AllianzIM U.S. Equity Buffer100 Protection ETF	AllianzIM Growth-100 Buffer5 ETF	AllianzIM Growth-100 Buffer15 ETF	AllianzIM U.S. Small Cap Buffer5 ETF
	For the Six Months Ended April 30, 2026	For the Period Ended April 30, 2026*	For the Period Ended April 30, 2026*	For the Period Ended April 30, 2026*
INVESTMENT INCOME:
Interest income	$3,507	$27	$27	$73
Total Investment Income	3,507	27	27	73
EXPENSES:
Management fees	89,580	3,384	3,364	3,440
Interest expense	110	—	—	—
Total Expenses	89,690	3,384	3,364	3,440
NET INVESTMENT INCOME (LOSS)	(86,183)	(3,357)	(3,337)	(3,367)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	1,859,857	—	—	—
Option contracts purchased	(1,828,550)	(2,272)	—	62
Option contracts written	189,599	(4,628)	—	11
Net realized gain (loss)	220,906	(6,900)	—	73
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	2,159,868	639,442	642,359	421,940
Options contracts written	(1,846,156)	(302,745)	(493,597)	(50,684)
Net change in unrealized appreciation (depreciation)	313,712	336,697	148,762	371,256
NET REALIZED AND UNREALIZED GAIN (LOSS)	534,618	329,797	148,762	371,329
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$448,435	$326,440	$145,425	$367,962

*
The Fund commenced operations on March 31, 2026.
The accompanying notes are an integral part of the financial statements.

86

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited)(continued)

	AllianzIM U.S. Small Cap Buffer15 ETF	AllianzIM International Equity Buffer5 ETF	AllianzIM International Equity Buffer15 ETF	AllianzIM Buffer20 Allocation ETF
	For the Period Ended April 30, 2026*	For the Period Ended April 30, 2026*	For the Period Ended April 30, 2026*	For the Six Months Ended April 30, 2026
INVESTMENT INCOME:
Interest income	$76	$63	$65	$131
Total Investment Income	76	63	65	131
EXPENSES:
Management fees	3,373	3,359	3,300	25,872
Interest expense	—	3	3	—
Total Expenses	3,373	3,362	3,303	25,872
Management fees waiver	—	—	—	(12,936)
Net Expenses	3,373	3,362	3,303	12,936
NET INVESTMENT INCOME (LOSS)	(3,297)	(3,299)	(3,238)	(12,805)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	—	—	—	181,681
Option contracts purchased	63	(147)	(236)	—
Option contracts written	(57)	465	(24)	—
Net realized gain (loss)	6	318	(260)	181,681
Net change in unrealized appreciation (depreciation) on:
Affiliated Exchange-Traded Funds	—	—	—	2,410,532
Options contracts purchased	420,155	75,056	72,947	—
Options contracts written	(258,341)	131,044	32,671	—
Net change in unrealized appreciation (depreciation)	161,814	206,100	105,618	2,410,532
NET REALIZED AND UNREALIZED GAIN (LOSS)	161,820	206,418	105,358	2,592,213
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$158,523	$203,119	$102,120	$2,579,408

*
The Fund commenced operations on March 31, 2026.
The accompanying notes are an integral part of the financial statements.

87

AIM ETF PRODUCTS TRUST
Statements of Operations (unaudited)(continued)

	AllianzIM Buffer15 Uncapped Allocation ETF	AllianzIM 6 Month Buffer10 Allocation ETF
	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026
INVESTMENT INCOME:
Interest income	$245	$56
Total Investment Income	245	56
EXPENSES:
Management fees	58,563	21,813
Total Expenses	58,563	21,813
Management fees waiver	(29,281)	(10,907)
Net Expenses	29,282	10,906
NET INVESTMENT INCOME (LOSS)	(29,037)	(10,850)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Redemptions In-Kind	840,147	245,795
Net realized gain (loss)	840,147	245,795
Net change in unrealized appreciation (depreciation) on:
Affiliated Exchange-Traded Funds	4,382,690	2,128,426
Net change in unrealized appreciation (depreciation)	4,382,690	2,128,426
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,222,837	2,374,221
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,193,800	$2,363,371

The accompanying notes are an integral part of the financial statements.

88

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets

	AllianzIM U.S. Equity Buffer10 Jan ETF		AllianzIM U.S. Equity Buffer10 Feb ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(218,601)	$(857,974)	$(364,697)	$(498,290)
Net realized gain (loss)	6,883,311	12,504,780	18,039,290	3,765,509
Net change in unrealized appreciation (depreciation)	(2,919,280)	3,263,428	(10,172,662)	11,343,416
Net increase (decrease) in net assets resulting from operations	3,745,430	14,910,234	7,501,931	14,610,635
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	65,439,250	161,383,002	159,945,224	96,800,617
Cost of Shares redeemed	(56,124,953)	(168,845,080)	(110,302,195)	(34,865,977)
Net increase (decrease) in net assets from capital transactions	9,314,297	(7,462,078)	49,643,029	61,934,640
Total increase (decrease) in net assets	13,059,727	7,448,156	57,144,960	76,545,275
NET ASSETS
Beginning of Year or Period	52,316,261	44,868,105	102,086,007	25,540,732
End of Year or Period	$65,375,988	$52,316,261	$159,230,967	$102,086,007
CHANGES IN SHARES OUTSTANDING
Shares issued	1,600,000	4,475,000	4,125,000	2,975,000
Shares redeemed	(1,375,000)	(4,450,000)	(2,875,000)	(1,025,000)
Net increase (decrease) in Shares outstanding	225,000	25,000	1,250,000	1,950,000
Shares outstanding, Beginning of Year or Period	1,300,000	1,275,000	2,725,000	775,000
Shares outstanding, End of Year or Period	1,525,000	1,300,000	3,975,000	2,725,000

The accompanying notes are an integral part of the financial statements.

89

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM U.S. Equity Buffer10 Mar ETF		AllianzIM U.S. Equity Buffer10 Apr ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(97,848)	$(195,689)	$(152,464)	$(316,518)
Net realized gain (loss)	3,493,723	4,254,548	5,536,361	3,567,160
Net change in unrealized appreciation (depreciation)	(1,377,334)	199,587	(1,600,267)	1,072,349
Net increase (decrease) in net assets resulting from operations	2,018,541	4,258,446	3,783,630	4,322,991
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	29,415,391	27,627,798	45,419,503	43,309,479
Cost of Shares redeemed	(28,429,347)	(38,061,725)	(43,030,400)	(54,576,667)
Net increase (decrease) in net assets from capital transactions	986,044	(10,433,927)	2,389,103	(11,267,188)
Total increase (decrease) in net assets	3,004,585	(6,175,481)	6,172,733	(6,944,197)
NET ASSETS
Beginning of Year or Period	26,641,114	32,816,595	40,983,708	47,927,905
End of Year or Period	$29,645,699	$26,641,114	$47,156,441	$40,983,708
CHANGES IN SHARES OUTSTANDING
Shares issued	750,000	800,000	1,075,000	1,175,000
Shares redeemed	(725,000)	(1,100,000)	(1,025,000)	(1,450,000)
Net increase (decrease) in Shares outstanding	25,000	(300,000)	50,000	(275,000)
Shares outstanding, Beginning of Year or Period	700,000	1,000,000	1,000,000	1,275,000
Shares outstanding, End of Year or Period	725,000	700,000	1,050,000	1,000,000

The accompanying notes are an integral part of the financial statements.

90

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM U.S. Equity Buffer10 May ETF		AllianzIM U.S. Equity Buffer10 Jun ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(64,665)	$(121,378)	$(72,336)	$(136,966)
Net realized gain (loss)	2,861,867	(201,430)	287,775	1,372,225
Net change in unrealized appreciation (depreciation)	(2,044,330)	2,388,861	804,885	1,191,607
Net increase (decrease) in net assets resulting from operations	752,872	2,066,053	1,020,324	2,426,866
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	120,513,960	3,309,824	—	25,543,563
Cost of Shares redeemed	(19,808,449)	(3,329,937)	(2,740,267)	(22,251,385)
Net increase (decrease) in net assets from capital transactions	100,705,511	(20,113)	(2,740,267)	3,292,178
Total increase (decrease) in net assets	101,458,383	2,045,940	(1,719,943)	5,719,044
NET ASSETS
Beginning of Year or Period	19,083,567	17,037,627	21,489,493	15,770,449
End of Year or Period	$120,541,950	$19,083,567	$19,769,550	$21,489,493
CHANGES IN SHARES OUTSTANDING
Shares issued	3,175,000	100,000	—	775,000
Shares redeemed	(525,000)	(100,000)	(75,000)	(675,000)
Net increase (decrease) in Shares outstanding	2,650,000	—	(75,000)	100,000
Shares outstanding, Beginning of Year or Period	525,000	525,000	600,000	500,000
Shares outstanding, End of Year or Period	3,175,000	525,000	525,000	600,000

The accompanying notes are an integral part of the financial statements.

91

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM U.S. Equity Buffer10 Jul ETF		AllianzIM U.S. Equity Buffer10 Aug ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(291,891)	$(511,652)	$(127,373)	$(350,029)
Net realized gain (loss)	718,776	10,944,271	229,585	9,493,886
Net change in unrealized appreciation (depreciation)	3,797,082	3,067,491	1,710,276	(2,028,725)
Net increase (decrease) in net assets resulting from operations	4,223,967	13,500,110	1,812,488	7,115,132
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	1,134,729	150,145,852	—	40,109,361
Cost of Shares redeemed	(10,138,248)	(141,090,695)	(3,564,795)	(133,943,777)
Net increase (decrease) in net assets from capital transactions	(9,003,519)	9,055,157	(3,564,795)	(93,834,416)
Total increase (decrease) in net assets	(4,779,552)	22,555,267	(1,752,307)	(86,719,284)
NET ASSETS
Beginning of Year or Period	84,142,078	61,586,811	36,983,979	123,703,263
End of Year or Period	$79,362,526	$84,142,078	$35,231,672	$36,983,979
CHANGES IN SHARES OUTSTANDING
Shares issued	25,000	3,875,000	—	1,200,000
Shares redeemed	(225,000)	(3,575,000)	(100,000)	(4,225,000)
Net increase (decrease) in Shares outstanding	(200,000)	300,000	(100,000)	(3,025,000)
Shares outstanding, Beginning of Year or Period	1,900,000	1,600,000	1,050,000	4,075,000
Shares outstanding, End of Year or Period	1,700,000	1,900,000	950,000	1,050,000

The accompanying notes are an integral part of the financial statements.

92

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM U.S. Equity Buffer10 Sep ETF		AllianzIM U.S. Equity Buffer10 Oct ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(368,848)	$(277,516)	$(221,532)	$(846,004)
Net realized gain (loss)	71,340	6,734,904	223,773	14,744,001
Net change in unrealized appreciation (depreciation)	5,456,413	2,087,875	2,910,242	817,866
Net increase (decrease) in net assets resulting from operations	5,158,905	8,545,263	2,912,483	14,715,863
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	—	106,786,305	4,342,914	94,796,294
Cost of Shares redeemed	(889,210)	(107,845,620)	(6,552,844)	(183,803,950)
Net increase (decrease) in net assets from capital transactions	(889,210)	(1,059,315)	(2,209,930)	(89,007,656)
Total increase (decrease) in net assets	4,269,695	7,485,948	702,553	(74,291,793)
NET ASSETS
Beginning of Year or Period	100,836,937	93,350,989	58,195,457	132,487,250
End of Year or Period	$105,106,632	$100,836,937	$58,898,010	$58,195,457
CHANGES IN SHARES OUTSTANDING
Shares issued	—	3,200,000	100,000	2,325,000
Shares redeemed	(25,000)	(3,425,000)	(150,000)	(4,525,000)
Net increase (decrease) in Shares outstanding	(25,000)	(225,000)	(50,000)	(2,200,000)
Shares outstanding, Beginning of Year or Period	2,900,000	3,125,000	1,350,000	3,550,000
Shares outstanding, End of Year or Period	2,875,000	2,900,000	1,300,000	1,350,000

The accompanying notes are an integral part of the financial statements.

93

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM U.S. Equity Buffer10 Nov ETF		AllianzIM U.S. Equity Buffer10 Dec ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(106,452)	$(253,170)	$(428,750)	$(722,924)
Net realized gain (loss)	487	4,885,080	11,091,859	(797,040)
Net change in unrealized appreciation (depreciation)	1,810,752	3,002	(5,590,429)	12,570,079
Net increase (decrease) in net assets resulting from operations	1,704,787	4,634,912	5,072,680	11,050,115
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	11,746,666	29,659,152	121,466,897	132,630,196
Cost of Shares redeemed	—	(42,216,695)	(121,753,997)	(44,166,437)
Net increase (decrease) in net assets from capital transactions	11,746,666	(12,557,543)	(287,100)	88,463,759
Total increase (decrease) in net assets	13,451,453	(7,922,631)	4,785,580	99,513,874
NET ASSETS
Beginning of Year or Period	19,199,415	27,122,046	116,329,925	16,816,051
End of Year or Period	$32,650,868	$19,199,415	$121,115,505	$116,329,925
CHANGES IN SHARES OUTSTANDING
Shares issued	325,000	850,000	3,350,000	4,075,000
Shares redeemed	—	(1,175,000)	(3,400,000)	(1,375,000)
Net increase (decrease) in Shares outstanding	325,000	(325,000)	(50,000)	2,700,000
Shares outstanding, Beginning of Year or Period	525,000	850,000	3,225,000	525,000
Shares outstanding, End of Year or Period	850,000	525,000	3,175,000	3,225,000

The accompanying notes are an integral part of the financial statements.

94

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM U.S. Equity Buffer20 Jan ETF		AllianzIM U.S. Equity Buffer20 Feb ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(1,137,428)	$(2,837,680)	$(395,019)	$(661,543)
Net realized gain (loss)	27,951,428	19,744,701	10,091,172	5,384,731
Net change in unrealized appreciation (depreciation)	(13,193,651)	21,354,807	(4,346,842)	4,097,991
Net increase (decrease) in net assets resulting from operations	13,620,349	38,261,828	5,349,311	8,821,179
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	331,541,105	531,509,521	200,317,745	105,811,095
Cost of Shares redeemed	(292,543,097)	(480,357,167)	(114,322,684)	(78,122,488)
Net increase (decrease) in net assets from capital transactions	38,998,008	51,152,354	85,995,061	27,688,607
Total increase (decrease) in net assets	52,618,357	89,414,182	91,344,372	36,509,786
NET ASSETS
Beginning of Year or Period	288,754,614	199,340,432	102,725,345	66,215,559
End of Year or Period	$341,372,971	$288,754,614	$194,069,717	$102,725,345
CHANGES IN SHARES OUTSTANDING
Shares issued	9,000,000	15,825,000	5,825,000	3,400,000
Shares redeemed	(7,950,000)	(13,925,000)	(3,350,000)	(2,500,000)
Net increase (decrease) in Shares outstanding	1,050,000	1,900,000	2,475,000	900,000
Shares outstanding, Beginning of Year or Period	7,925,000	6,025,000	3,075,000	2,175,000
Shares outstanding, End of Year or Period	8,975,000	7,925,000	5,550,000	3,075,000

The accompanying notes are an integral part of the financial statements.

95

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM U.S. Equity Buffer20 Mar ETF		AllianzIM U.S. Equity Buffer20 Apr ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(259,395)	$(513,485)	$(622,710)	$(1,237,461)
Net realized gain (loss)	6,286,888	8,386,633	16,457,971	12,204,654
Net change in unrealized appreciation (depreciation)	(2,301,199)	310,224	(4,894,116)	1,149,925
Net increase (decrease) in net assets resulting from operations	3,726,294	8,183,372	10,941,145	12,117,118
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	82,312,918	83,250,964	188,166,509	175,659,635
Cost of Shares redeemed	(70,187,632)	(93,710,945)	(174,529,347)	(194,498,380)
Net increase (decrease) in net assets from capital transactions	12,125,286	(10,459,981)	13,637,162	(18,838,745)
Total increase (decrease) in net assets	15,851,580	(2,276,609)	24,578,307	(6,721,627)
NET ASSETS
Beginning of Year or Period	68,515,932	70,792,541	169,568,803	176,290,430
End of Year or Period	$84,367,512	$68,515,932	$194,147,110	$169,568,803
CHANGES IN SHARES OUTSTANDING
Shares issued	2,375,000	2,650,000	5,325,000	5,475,000
Shares redeemed	(2,025,000)	(2,950,000)	(4,950,000)	(6,025,000)
Net increase (decrease) in Shares outstanding	350,000	(300,000)	375,000	(550,000)
Shares outstanding, Beginning of Year or Period	2,025,000	2,325,000	4,929,000	5,479,000
Shares outstanding, End of Year or Period	2,375,000	2,025,000	5,304,000	4,929,000

The accompanying notes are an integral part of the financial statements.

96

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM U.S. Equity Buffer20 May ETF		AllianzIM U.S. Equity Buffer20 Jun ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(243,713)	$(468,981)	$(223,901)	$(535,339)
Net realized gain (loss)	7,475,644	7,624,232	593,360	2,227,670
Net change in unrealized appreciation (depreciation)	(5,043,654)	1,389,689	1,985,124	1,866,781
Net increase (decrease) in net assets resulting from operations	2,188,277	8,544,940	2,354,583	3,559,112
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	205,206,109	81,996,377	851,886	111,055,624
Cost of Shares redeemed	(70,792,657)	(75,902,212)	(6,735,276)	(103,491,409)
Net increase (decrease) in net assets from capital transactions	134,413,452	6,094,165	(5,883,390)	7,564,215
Total increase (decrease) in net assets	136,601,729	14,639,105	(3,528,807)	11,123,327
NET ASSETS
Beginning of Year or Period	68,689,206	54,050,101	63,466,997	52,343,670
End of Year or Period	$205,290,935	$68,689,206	$59,938,190	$63,466,997
CHANGES IN SHARES OUTSTANDING
Shares issued	6,000,000	2,750,000	25,000	3,625,000
Shares redeemed	(2,075,000)	(2,475,000)	(200,000)	(3,475,000)
Net increase (decrease) in Shares outstanding	3,925,000	275,000	(175,000)	150,000
Shares outstanding, Beginning of Year or Period	2,075,000	1,800,000	1,925,000	1,775,000
Shares outstanding, End of Year or Period	6,000,000	2,075,000	1,750,000	1,925,000

The accompanying notes are an integral part of the financial statements.

97

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM U.S. Equity Buffer20 Jul ETF		AllianzIM U.S. Equity Buffer20 Aug ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(1,097,758)	$(1,663,068)	$(522,560)	$(1,168,539)
Net realized gain (loss)	774,252	24,799,066	998,462	25,837,767
Net change in unrealized appreciation (depreciation)	12,738,354	5,773,227	5,182,361	(3,350,650)
Net increase (decrease) in net assets resulting from operations	12,414,848	28,909,225	5,658,263	21,318,578
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	9,771,609	354,038,564	814,086	233,381,595
Cost of Shares redeemed	(13,624,657)	(275,301,807)	(19,567,540)	(452,946,412)
Net increase (decrease) in net assets from capital transactions	(3,853,048)	78,736,757	(18,753,454)	(219,564,817)
Total increase (decrease) in net assets	8,561,800	107,645,982	(13,095,191)	(198,246,239)
NET ASSETS
Beginning of Year or Period	307,278,288	199,632,306	151,116,662	349,362,901
End of Year or Period	$315,840,088	$307,278,288	$138,021,471	$151,116,662
CHANGES IN SHARES OUTSTANDING
Shares issued	250,000	9,725,000	25,000	7,725,000
Shares redeemed	(350,000)	(7,575,000)	(600,000)	(15,175,000)
Net increase (decrease) in Shares outstanding	(100,000)	2,150,000	(575,000)	(7,450,000)
Shares outstanding, Beginning of Year or Period	7,950,000	5,800,000	4,700,000	12,150,000
Shares outstanding, End of Year or Period	7,850,000	7,950,000	4,125,000	4,700,000

The accompanying notes are an integral part of the financial statements.

98

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM U.S. Equity Buffer20 Sep ETF		AllianzIM U.S. Equity Buffer20 Oct ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(1,014,151)	$(961,317)	$(1,955,392)	$(2,567,733)
Net realized gain (loss)	6,327,168	14,789,048	243,839	28,715,802
Net change in unrealized appreciation (depreciation)	5,376,675	2,455,473	24,541,090	2,837,108
Net increase (decrease) in net assets resulting from operations	10,689,692	16,283,204	22,829,537	28,985,177
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	10,440,905	308,607,237	222,998,745	521,053,358
Cost of Shares redeemed	(99,918,324)	(296,943,240)	(9,719,518)	(532,603,155)
Net increase (decrease) in net assets from capital transactions	(89,477,419)	11,663,997	213,279,227	(11,549,797)
Total increase (decrease) in net assets	(78,787,727)	27,947,201	236,108,764	17,435,380
NET ASSETS
Beginning of Year or Period	292,106,378	264,159,177	328,249,737	310,814,357
End of Year or Period	$213,318,651	$292,106,378	$564,358,501	$328,249,737
CHANGES IN SHARES OUTSTANDING
Shares issued	325,000	10,025,000	5,800,000	13,925,000
Shares redeemed	(3,075,000)	(10,075,000)	(250,000)	(14,325,000)
Net increase (decrease) in Shares outstanding	(2,750,000)	(50,000)	5,550,000	(400,000)
Shares outstanding, Beginning of Year or Period	9,250,000	9,300,000	8,500,000	8,900,000
Shares outstanding, End of Year or Period	6,500,000	9,250,000	14,050,000	8,500,000

The accompanying notes are an integral part of the financial statements.

99

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM U.S. Equity Buffer20 Nov ETF		AllianzIM U.S. Equity Buffer20 Dec ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(334,426)	$(493,957)	$(806,632)	$(2,592,771)
Net realized gain (loss)	122,265	7,215,250	34,951,623	3,893,493
Net change in unrealized appreciation (depreciation)	4,201,632	(4,682)	(24,115,925)	31,154,013
Net increase (decrease) in net assets resulting from operations	3,989,471	6,716,611	10,029,066	32,454,735
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	38,467,787	104,428,195	229,031,975	425,293,140
Cost of Shares redeemed	(1,705,385)	(84,485,925)	(392,232,822)	(143,674,642)
Net increase (decrease) in net assets from capital transactions	36,762,402	19,942,270	(163,200,847)	281,618,498
Total increase (decrease) in net assets	40,751,873	26,658,881	(153,171,781)	314,073,233
NET ASSETS
Beginning of Year or Period	57,815,147	31,156,266	384,873,538	70,800,305
End of Year or Period	$98,567,020	$57,815,147	$231,701,757	$384,873,538
CHANGES IN SHARES OUTSTANDING
Shares issued	1,150,000	3,250,000	6,825,000	13,875,000
Shares redeemed	(50,000)	(2,550,000)	(11,725,000)	(4,675,000)
Net increase (decrease) in Shares outstanding	1,100,000	700,000	(4,900,000)	9,200,000
Shares outstanding, Beginning of Year or Period	1,725,000	1,025,000	11,525,000	2,325,000
Shares outstanding, End of Year or Period	2,825,000	1,725,000	6,625,000	11,525,000

The accompanying notes are an integral part of the financial statements.

100

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF		AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025*	For the Six Months Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
OPERATIONS:
Net investment income (loss)	$(288,306)	$(409,389)	$(169,814)	$(244,681)
Net realized gain (loss)	8,805,638	612,953	5,238,068	1,353,090
Net change in unrealized appreciation (depreciation)	(5,215,176)	8,527,565	(2,891,204)	4,367,403
Net increase (decrease) in net assets resulting from operations	3,302,156	8,731,129	2,177,050	5,475,812
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	89,663,048	80,437,415	51,578,594	56,120,442
Cost of Shares redeemed	(84,362,765)	(11,617,333)	(50,640,553)	(14,295,420)
Net increase (decrease) in net assets from capital transactions	5,300,283	68,820,082	938,041	41,825,022
Total increase (decrease) in net assets	8,602,439	77,551,211	3,115,091	47,300,834
NET ASSETS
Beginning of Period	77,551,211	—	47,300,834	—
End of Period	$86,153,650	$77,551,211	$50,415,925	$47,300,834
CHANGES IN SHARES OUTSTANDING
Shares issued	3,175,000	3,200,000	1,875,000	2,250,000
Shares redeemed	(2,975,000)	(450,000)	(1,825,000)	(550,000)
Net increase (decrease) in Shares outstanding	200,000	2,750,000	50,000	1,700,000
Shares outstanding, Beginning of Period	2,750,000	—	1,700,000	—
Shares outstanding, End of Period	2,950,000	2,750,000	1,750,000	1,700,000

*
The Fund commenced operations on December 31, 2024.
**
The Fund commenced operations on January 31, 2025.
The accompanying notes are an integral part of the financial statements.

101

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF		AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025*	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(97,565)	$(90,690)	$(179,354)	$(263,907)
Net realized gain (loss)	2,423,959	(7,218)	3,591,624	(1,223,836)
Net change in unrealized appreciation (depreciation)	(1,425,713)	2,543,869	(3,525,891)	7,421,235
Net increase (decrease) in net assets resulting from operations	900,681	2,445,961	(113,621)	5,933,492
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	36,838,507	21,868,512	53,128,321	74,861,874
Cost of Shares redeemed	(29,827,087)	(593,333)	(49,156,500)	(56,809,107)
Net increase (decrease) in net assets from capital transactions	7,011,420	21,275,179	3,971,821	18,052,767
Total increase (decrease) in net assets	7,912,101	23,721,140	3,858,200	23,986,259
NET ASSETS
Beginning of Year or Period	23,721,140	—	48,681,825	24,695,566
End of Year or Period	$31,633,241	$23,721,140	$52,540,025	$48,681,825
CHANGES IN SHARES OUTSTANDING
Shares issued	1,325,000	875,000	1,825,000	2,850,000
Shares redeemed	(1,075,000)	(25,000)	(1,725,000)	(2,175,000)
Net increase (decrease) in Shares outstanding	250,000	850,000	100,000	675,000
Shares outstanding, Beginning of Year or Period	850,000	—	1,600,000	925,000
Shares outstanding, End of Year or Period	1,100,000	850,000	1,700,000	1,600,000

*
The Fund commenced operations on February 28, 2025.
The accompanying notes are an integral part of the financial statements.

102

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM U.S. Equity Buffer15 Uncapped May ETF		AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(98,094)	$(141,819)	$(98,319)	$(131,392)
Net realized gain (loss)	5,282,441	(1,038,058)	103,307	(422,582)
Net change in unrealized appreciation (depreciation)	(3,663,508)	4,340,778	1,177,630	3,193,006
Net increase (decrease) in net assets resulting from operations	1,520,839	3,160,901	1,182,618	2,639,032
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	33,455,750	7,553,630	3,784,972	28,083,584
Cost of Shares redeemed	(29,738,005)	(1,478,715)	(752,030)	(18,759,505)
Net increase (decrease) in net assets from capital transactions	3,717,745	6,074,915	3,032,942	9,324,079
Total increase (decrease) in net assets	5,238,584	9,235,816	4,215,560	11,963,111
NET ASSETS
Beginning of Year or Period	24,511,027	15,275,211	25,949,894	13,986,783
End of Year or Period	$29,749,611	$24,511,027	$30,165,454	$25,949,894
CHANGES IN SHARES OUTSTANDING
Shares issued	1,050,000	275,000	125,000	1,025,000
Shares redeemed	(925,000)	(50,000)	(25,000)	(700,000)
Net increase (decrease) in Shares outstanding	125,000	225,000	100,000	325,000
Shares outstanding, Beginning of Year or Period	775,000	550,000	850,000	525,000
Shares outstanding, End of Year or Period	900,000	775,000	950,000	850,000

The accompanying notes are an integral part of the financial statements.

103

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF		AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(521,429)	$(509,605)	$(126,053)	$(201,915)
Net realized gain (loss)	9,018,632	3,666,722	(1,993)	4,310,869
Net change in unrealized appreciation (depreciation)	(3,096,270)	9,795,302	1,797,350	792,140
Net increase (decrease) in net assets resulting from operations	5,400,933	12,952,419	1,669,304	4,901,094
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	8,912,830	195,438,646	10,896,774	51,361,701
Cost of Shares redeemed	(78,632,437)	(108,760,515)	—	(51,632,890)
Net increase (decrease) in net assets from capital transactions	(69,719,607)	86,678,131	10,896,774	(271,189)
Total increase (decrease) in net assets	(64,318,674)	99,630,550	12,566,078	4,629,905
NET ASSETS
Beginning of Year or Period	143,091,491	43,460,941	30,298,264	25,668,359
End of Year or Period	$78,772,817	$143,091,491	$42,864,342	$30,298,264
CHANGES IN SHARES OUTSTANDING
Shares issued	300,000	7,150,000	375,000	1,875,000
Shares redeemed	(2,550,000)	(4,025,000)	—	(1,850,000)
Net increase (decrease) in Shares outstanding	(2,250,000)	3,125,000	375,000	25,000
Shares outstanding, Beginning of Year or Period	4,800,000	1,675,000	1,025,000	1,000,000
Shares outstanding, End of Year or Period	2,550,000	4,800,000	1,400,000	1,025,000

The accompanying notes are an integral part of the financial statements.

104

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF		AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(481,661)	$(294,209)	$(240,849)	$(299,621)
Net realized gain (loss)	1,607,923	2,354,344	546,465	6,306,630
Net change in unrealized appreciation (depreciation)	4,420,538	5,374,647	2,034,479	1,321,993
Net increase (decrease) in net assets resulting from operations	5,546,800	7,434,782	2,340,095	7,329,002
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	18,522,102	130,737,616	9,919,558	100,992,868
Cost of Shares redeemed	(16,417,775)	(31,003,318)	(10,141,892)	(68,085,343)
Net increase (decrease) in net assets from capital transactions	2,104,327	99,734,298	(222,334)	32,907,525
Total increase (decrease) in net assets	7,651,127	107,169,080	2,117,761	40,236,527
NET ASSETS
Beginning of Year or Period	129,903,035	22,733,955	61,323,068	21,086,541
End of Year or Period	$137,554,162	$129,903,035	$63,440,829	$61,323,068
CHANGES IN SHARES OUTSTANDING
Shares issued	650,000	4,700,000	350,000	3,800,000
Shares redeemed	(550,000)	(1,125,000)	(350,000)	(2,500,000)
Net increase (decrease) in Shares outstanding	100,000	3,575,000	—	1,300,000
Shares outstanding, Beginning of Year or Period	4,475,000	900,000	2,150,000	850,000
Shares outstanding, End of Year or Period	4,575,000	4,475,000	2,150,000	2,150,000

The accompanying notes are an integral part of the financial statements.

105

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF		AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025*	For the Six Months Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
OPERATIONS:
Net investment income (loss)	$(137,146)	$(176,411)	$(1,048,747)	$(736,625)
Net realized gain (loss)	358,404	4,296,132	25,045,606	402,084
Net change in unrealized appreciation (depreciation)	1,228,941	(4,413)	(15,661,771)	19,716,481
Net increase (decrease) in net assets resulting from operations	1,450,199	4,115,308	8,335,088	19,381,940
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	9,353,854	70,535,789	310,312,196	272,191,599
Cost of Shares redeemed	(7,435,105)	(47,805,902)	(481,263,472)	(11,865,253)
Net increase (decrease) in net assets from capital transactions	1,918,749	22,729,887	(170,951,276)	260,326,346
Total increase (decrease) in net assets	3,368,948	26,845,195	(162,616,188)	279,708,286
NET ASSETS
Beginning of Period	31,844,179	4,998,984	279,708,286	—
End of Period	$35,213,127	$31,844,179	$117,092,098	$279,708,286
CHANGES IN SHARES OUTSTANDING
Shares issued	325,000	2,625,000	11,400,000	10,675,000
Shares redeemed	(250,000)	(1,725,000)	(17,475,000)	(475,000)
Net increase (decrease) in Shares outstanding	75,000	900,000	(6,075,000)	10,200,000
Shares outstanding, Beginning of Period	1,100,000	200,000	10,200,000	—
Shares outstanding, End of Period	1,175,000	1,100,000	4,125,000	10,200,000

*
The Fund commenced operations on October 31, 2024.
**
The Fund commenced operations on November 29, 2024.
The accompanying notes are an integral part of the financial statements.

106

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM International Equity Buffer15 Uncapped Jan ETF	AllianzIM International Equity Buffer15 Uncapped Apr ETF	AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
	For the Period Ended April 30, 2026* (unaudited)	For the Period Ended April 30, 2026** (unaudited)	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(21,995)	$(3,564)	$(526,809)	$(1,319,639)
Net realized gain (loss)	—	394	8,154,793	32,755,155
Net change in unrealized appreciation (depreciation)	31,692	108,648	490,468	(3,345,929)
Net increase (decrease) in net assets resulting from operations	9,697	105,478	8,118,452	28,089,587
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	13,200,380	5,645,910	154,811,213	591,181,491
Cost of Shares redeemed	—	—	(154,780,188)	(730,179,233)
Net increase (decrease) in net assets from capital transactions	13,200,380	5,645,910	31,025	(138,997,742)
Total increase (decrease) in net assets	13,210,077	5,751,388	8,149,477	(110,908,155)
NET ASSETS
Beginning of Year or Period	—	—	144,679,809	255,587,964
End of Year or Period	$13,210,077	$5,751,388	$152,829,286	$144,679,809
CHANGES IN SHARES OUTSTANDING
Shares issued	525,000	225,000	4,525,000	18,825,000
Shares redeemed	—	—	(4,525,000)	(23,225,000)
Net increase (decrease) in Shares outstanding	525,000	225,000	—	(4,400,000)
Shares outstanding, Beginning of Year or Period	—	—	4,300,000	8,700,000
Shares outstanding, End of Year or Period	525,000	225,000	4,300,000	4,300,000

*
The Fund commenced operations on January 30, 2026.
**
The Fund commenced operations on March 31, 2026.
The accompanying notes are an integral part of the financial statements.

107

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF		AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(160,158)	$(318,624)	$(200,934)	$(677,946)
Net realized gain (loss)	3,426,183	4,416,945	10,470,797	7,711,875
Net change in unrealized appreciation (depreciation)	(441,889)	1,526,612	(7,861,820)	8,860,689
Net increase (decrease) in net assets resulting from operations	2,824,136	5,624,933	2,408,043	15,894,618
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	50,278,246	144,292,517	52,626,640	439,858,298
Cost of Shares redeemed	(67,620,108)	(104,271,480)	(328,139,427)	(175,948,052)
Net increase (decrease) in net assets from capital transactions	(17,341,862)	40,021,037	(275,512,787)	263,910,246
Total increase (decrease) in net assets	(14,517,726)	45,645,970	(273,104,744)	279,804,864
NET ASSETS
Beginning of Year or Period	63,527,629	17,881,659	322,584,381	42,779,517
End of Year or Period	$49,009,903	$63,527,629	$49,479,637	$322,584,381
CHANGES IN SHARES OUTSTANDING
Shares issued	1,575,000	4,850,000	1,650,000	14,725,000
Shares redeemed	(2,125,000)	(3,475,000)	(10,525,000)	(5,925,000)
Net increase (decrease) in Shares outstanding	(550,000)	1,375,000	(8,875,000)	8,800,000
Shares outstanding, Beginning of Year or Period	2,025,000	650,000	10,375,000	1,575,000
Shares outstanding, End of Year or Period	1,475,000	2,025,000	1,500,000	10,375,000

The accompanying notes are an integral part of the financial statements.

108

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF		AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(1,460,740)	$(1,512,831)	$(184,912)	$(137,884)
Net realized gain (loss)	1,352,805	17,707,987	3,289,802	1,698,640
Net change in unrealized appreciation (depreciation)	10,857,974	1,242,085	(8,255)	(1,633)
Net increase (decrease) in net assets resulting from operations	10,750,039	17,437,241	3,096,635	1,559,123
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	731,058,714	433,887,193	91,813,676	51,210,540
Cost of Shares redeemed	(571,872,178)	(612,920,760)	(55,607,748)	(44,005,320)
Net increase (decrease) in net assets from capital transactions	159,186,536	(179,033,567)	36,205,928	7,205,220
Total increase (decrease) in net assets	169,936,575	(161,596,326)	39,302,563	8,764,343
NET ASSETS
Beginning of Year or Period	132,023,080	293,619,406	16,852,358	8,088,015
End of Year or Period	$301,959,655	$132,023,080	$56,154,921	$16,852,358
CHANGES IN SHARES OUTSTANDING
Shares issued	21,450,000	13,375,000	3,100,000	1,850,000
Shares redeemed	(16,725,000)	(18,800,000)	(1,850,000)	(1,575,000)
Net increase (decrease) in Shares outstanding	4,725,000	(5,425,000)	1,250,000	275,000
Shares outstanding, Beginning of Year or Period	3,850,000	9,275,000	575,000	300,000
Shares outstanding, End of Year or Period	8,575,000	3,850,000	1,825,000	575,000

The accompanying notes are an integral part of the financial statements.

109

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF		AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(120,644)	$(609,666)	$(42,253)	$(138,319)
Net realized gain (loss)	2,569,084	2,441,888	535,213	3,878,226
Net change in unrealized appreciation (depreciation)	(751,328)	2,558,913	435,919	(62,045)
Net increase (decrease) in net assets resulting from operations	1,697,112	4,391,135	928,879	3,677,862
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	39,431,700	270,641,661	23,871,749	92,074,255
Cost of Shares redeemed	(41,669,575)	(259,931,135)	(11,188,357)	(97,511,615)
Net increase (decrease) in net assets from capital transactions	(2,237,875)	10,710,526	12,683,392	(5,437,360)
Total increase (decrease) in net assets	(540,763)	15,101,661	13,612,271	(1,759,498)
NET ASSETS
Beginning of Year or Period	32,870,075	17,768,414	8,663,838	10,423,336
End of Year or Period	$32,329,312	$32,870,075	$22,276,109	$8,663,838
CHANGES IN SHARES OUTSTANDING
Shares issued	1,375,000	10,100,000	750,000	3,200,000
Shares redeemed	(1,450,000)	(9,625,000)	(350,000)	(3,300,000)
Net increase (decrease) in Shares outstanding	(75,000)	475,000	400,000	(100,000)
Shares outstanding, Beginning of Year or Period	1,150,000	675,000	275,000	375,000
Shares outstanding, End of Year or Period	1,075,000	1,150,000	675,000	275,000

The accompanying notes are an integral part of the financial statements.

110

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF		AllianzIM U.S. Equity Buffer5 ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Period Ended April 30, 2026* (unaudited)
OPERATIONS:
Net investment income (loss)	$(36,348)	$(108,603)	$(3,311)
Net realized gain (loss)	(262,595)	1,410,634	(3,930)
Net change in unrealized appreciation (depreciation)	116,618	127,557	280,772
Net increase (decrease) in net assets resulting from operations	(182,325)	1,429,588	273,531
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	8,266,890	53,909,270	6,926,137
Cost of Shares redeemed	(10,999,569)	(58,250,670)	—
Net increase (decrease) in net assets from capital transactions	(2,732,679)	(4,341,400)	6,926,137
Total increase (decrease) in net assets	(2,915,004)	(2,911,812)	7,199,668
NET ASSETS
Beginning of Year or Period	11,285,536	14,197,348	—
End of Year or Period	$8,370,532	$11,285,536	$7,199,668
CHANGES IN SHARES OUTSTANDING
Shares issued	300,000	2,050,000	275,000
Shares redeemed	(400,000)	(2,175,000)	—
Net increase (decrease) in Shares outstanding	(100,000)	(125,000)	275,000
Shares outstanding, Beginning of Year or Period	400,000	525,000	—
Shares outstanding, End of Year or Period	300,000	400,000	275,000

*
The Fund commenced operations on March 31, 2026.
The accompanying notes are an integral part of the financial statements.

111

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM U.S. Equity Buffer15 ETF		AllianzIM U.S. Equity Buffer100 Protection ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025*	For the Six Months Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025*
OPERATIONS:
Net investment income (loss)	$(82,599)	$(19,159)	$(86,183)	$(38,585)
Net realized gain (loss)	473,019	180,570	220,906	428,281
Net change in unrealized appreciation (depreciation)	466,449	173,110	313,712	165,945
Net increase (decrease) in net assets resulting from operations	856,869	334,521	448,435	555,641
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	64,062,561	28,655,331	70,020,127	42,218,457
Cost of Shares redeemed	(53,538,565)	(7,025,095)	(55,873,453)	(20,943,642)
Net increase (decrease) in net assets from capital transactions	10,523,996	21,630,236	14,146,674	21,274,815
Total increase (decrease) in net assets	11,380,865	21,964,757	14,595,109	21,830,456
NET ASSETS
Beginning of Period	21,964,757	—	21,830,456	—
End of Period	$33,345,622	$21,964,757	$36,425,565	$21,830,456
CHANGES IN SHARES OUTSTANDING
Shares issued	2,450,000	1,125,000	2,725,000	1,675,000
Shares redeemed	(2,050,000)	(275,000)	(2,175,000)	(825,000)
Net increase (decrease) in Shares outstanding	400,000	850,000	550,000	850,000
Shares outstanding, Beginning of Period	850,000	—	850,000	—
Shares outstanding, End of Period	1,250,000	850,000	1,400,000	850,000

*
The Fund commenced operations on June 30, 2025.
The accompanying notes are an integral part of the financial statements.

112

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets(continued)

	AllianzIM Growth-100 Buffer5 ETF	AllianzIM Growth-100 Buffer15 ETF	AllianzIM U.S. Small Cap Buffer5 ETF	AllianzIM U.S. Small Cap Buffer15 ETF
	For the Period Ended April 30, 2026* (unaudited)	For the Period Ended April 30, 2026* (unaudited)	For the Period Ended April 30, 2026* (unaudited)	For the Period Ended April 30, 2026* (unaudited)
OPERATIONS:
Net investment income (loss)	$(3,357)	$(3,337)	$(3,367)	$(3,297)
Net realized gain (loss)	(6,900)	—	73	6
Net change in unrealized appreciation (depreciation)	336,697	148,762	371,256	161,814
Net increase (decrease) in net assets resulting from operations	326,440	145,425	367,962	158,523
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	6,314,055	5,634,497	5,648,062	5,635,488
Net increase (decrease) in net assets from capital transactions	6,314,055	5,634,497	5,648,062	5,635,488
Total increase (decrease) in net assets	6,640,495	5,779,922	6,016,024	5,794,011
NET ASSETS
Beginning of Period	—	—	—	—
End of Period	$6,640,495	$5,779,922	$6,016,024	$5,794,011
CHANGES IN SHARES OUTSTANDING
Shares issued	250,000	225,000	225,000	225,000
Net increase (decrease) in Shares outstanding	250,000	225,000	225,000	225,000
Shares outstanding, Beginning of Period	—	—	—	—
Shares outstanding, End of Period	250,000	225,000	225,000	225,000

*
The Fund commenced operations on March 31, 2026
The accompanying notes are an integral part of the financial statements.

113

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Statements of Changes in Net Assets(continued)

	AllianzIM International Equity Buffer5 ETF	AllianzIM International Equity Buffer15 ETF	AllianzIM Buffer20 Allocation ETF
	For the Period Ended April 30, 2026* (unaudited)	For the Period Ended April 30, 2026* (unaudited)	For the Six Months Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
OPERATIONS:
Net investment income (loss)	$(3,299)	$(3,238)	$(12,805)	$(12,415)
Net realized gain (loss)	318	(260)	181,681	130,684
Net change in unrealized appreciation (depreciation)	206,100	105,618	2,410,532	2,844,557
Net increase (decrease) in net assets resulting from operations	203,119	102,120	2,579,408	2,962,826
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	5,654,196	5,637,126	28,160,083	39,621,470
Cost of Shares redeemed	—	—	(1,406,040)	(1,335,507)
Net increase (decrease) in net assets from capital transactions	5,654,196	5,637,126	26,754,043	38,285,963
Total increase (decrease) in net assets	5,857,315	5,739,246	29,333,451	41,248,789
NET ASSETS
Beginning of Period	—	—	41,248,789	—
End of Period	$5,857,315	$5,739,246	$70,582,240	$41,248,789
CHANGES IN SHARES OUTSTANDING
Shares issued	225,000	225,000	1,025,000	1,575,000
Shares redeemed	—	—	(50,000)	(50,000)
Net increase (decrease) in Shares outstanding	225,000	225,000	975,000	1,525,000
Shares outstanding, Beginning of Period	—	—	1,525,000	—
Shares outstanding, End of Period	225,000	225,000	2,500,000	1,525,000

*
The Fund commenced operations on March 31, 2026.
**
The Fund commenced operations on January 7, 2025.
The accompanying notes are an integral part of the financial statements.

114

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Statements of Changes in Net Assets(continued)

	AllianzIM Buffer15 Uncapped Allocation ETF		AllianzIM 6 Month Buffer10 Allocation ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025*	For the Six Months Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
OPERATIONS:
Net investment income (loss)	$(29,037)	$(12,888)	$(10,850)	$(10,792)
Net realized gain (loss)	840,147	414,437	245,795	75,417
Net change in unrealized appreciation (depreciation)	4,382,690	6,205,272	2,128,426	2,439,584
Net increase (decrease) in net assets resulting from operations	5,193,800	6,606,821	2,363,371	2,504,209
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	64,807,990	83,599,955	15,834,882	36,696,215
Cost of Shares redeemed	(6,316,570)	(3,333,000)	(2,733,897)	(1,298,202)
Net increase (decrease) in net assets from capital transactions	58,491,420	80,266,955	13,100,985	35,398,013
Total increase (decrease) in net assets	63,685,220	86,873,776	15,464,356	37,902,222
NET ASSETS
Beginning of Period	86,873,776	—	37,902,222	—
End of Period	$150,558,996	$86,873,776	$53,366,578	$37,902,222
CHANGES IN SHARES OUTSTANDING
Shares issued	2,300,000	3,200,000	575,000	1,450,000
Shares redeemed	(225,000)	(125,000)	(100,000)	(50,000)
Net increase (decrease) in Shares outstanding	2,075,000	3,075,000	475,000	1,400,000
Shares outstanding, Beginning of Period	3,075,000	—	1,400,000	—
Shares outstanding, End of Period	5,150,000	3,075,000	1,875,000	1,400,000

*
The Fund commenced operations on March 5, 2025.
**
The Fund commenced operations on January 7, 2025.
The accompanying notes are an integral part of the financial statements.

115

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Financial Highlights

	AllianzIM U.S. Equity Buffer10 Jan ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
NET ASSET VALUE, Beginning of Period	$40.24	$35.19	$27.49	$25.36	$23.85	$27.37
Income (loss) from operations:
Net investment income (loss)(a) .	(0.15)	(0.27)	(0.23)	(0.19)	(0.02)	(0.19)
Net realized and unrealized gain (loss)	2.78	5.32	7.93	2.32	1.53	(3.33)
Total income (loss) from operations	2.63	5.05	7.70	2.13	1.51	(3.52)
NET ASSET VALUE, End of Period	$42.87	$40.24	$35.19	$27.49	$25.36	$23.85
MARKET PRICE, End of Period	$42.90	$40.24	$35.19	$27.50	$25.37	$23.75
NET ASSET VALUE, Total Return(b)	6.53%	14.36%	28.03%	8.37%	6.35%	(12.87)%
MARKET PRICE, Total Return(c)	6.61%	14.33%	27.96%	8.43%	6.80%	(13.29)%
Net assets, End of Period ($ thousands)	$65,376	$52,316	$44,868	$21,989	$65,309	$60,816
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%	0.74%†	0.74%†
Net Investment Income	(0.72)%†	(0.73)%	(0.72)%	(0.72)%	(0.74)%†	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—

+
Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

116

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Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer10 Feb ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period	$37.46	$32.96	$25.79	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.14)	(0.25)	(0.22)ε	(0.14)
Net realized and unrealized gain (loss)	2.74	4.75	7.49	0.93
Total income (loss) from operations.	2.60	4.50	7.27	0.79
Distributions:
From net realized gains	—	—	(0.10)	—
NET ASSET VALUE, End of Period	$40.06	$37.46	$32.96	$25.79
MARKET PRICE, End of Period	$40.06	$37.47	$33.01	$25.82
NET ASSET VALUE, Total Return(b)	6.93%	13.68%	28.20%ε	3.17%
MARKET PRICE, Total Return(c)	6.92%	13.52%	28.25%	3.29%
Net assets, End of Period ($ thousands)	$159,231	$102,086	$25,541	$29,016
Ratios of Average Net Assets
Total Expenses	0.74%†	0.74%	0.74%ε	0.74%†
Net Expenses	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.73)%†	(0.73)%	(0.72)%ε	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*
The Fund commenced operations on January 31, 2023.
†
Annualized.
ε
The expense reimbursement on the Statement of Operations represents a voluntary reimbursement from the Administrator, Brown Brothers Harriman & Co. The impact of this voluntary reimbursement was immaterial to the net investment income per share. Without this voluntary reimbursement the net asset value per share would be $32.95, the net asset value total return would be 28.18% and the ratio of average net assets to net investment income would have been (0.73)%.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

117

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Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer10 Mar ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period	$38.06	$32.82	$26.37	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.14)	(0.25)	(0.23)	(0.13)
Net realized and unrealized gain (loss)	2.97	5.49	6.68	1.50
Total income (loss) from operations.	2.83	5.24	6.45	1.37
NET ASSET VALUE, End of Period	$40.89	$38.06	$32.82	$26.37
MARKET PRICE, End of Period	$40.91	$38.06	$32.86	$26.40
NET ASSET VALUE, Total Return(b)	7.44%	15.97%	24.43%	5.49%
MARKET PRICE, Total Return(c)	7.47%	15.83%	24.48%	5.59%
Net assets, End of Period ($ thousands)	$29,646	$26,641	$32,817	$7,912
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.73)%†	(0.72)%	(0.73)%	(0.73)%†
Portfolio turnover(d)	—	—	—	—

*
The Fund commenced operations on February 28, 2023.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

118

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Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer10 Apr ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
NET ASSET VALUE, Beginning of Period	$40.98	$37.59	$30.29	$27.23	$25.83	$28.06
Income (loss) from operations:
Net investment income (loss)(a)	(0.15)	(0.28)	(0.26)	(0.21)	(0.02)	(0.21)
Net realized and unrealized gain (loss)	4.08	3.67	7.56	3.27	1.42	(2.02)
Total income (loss) from operations	3.93	3.39	7.30	3.06	1.40	(2.23)
NET ASSET VALUE, End of Period	$44.91	$40.98	$37.59	$30.29	$27.23	$25.83
MARKET PRICE, End of Period	$44.89	$40.94	$37.59	$30.33	$27.19	$25.70
NET ASSET VALUE, Total Return(b)	9.58%	9.03%	24.09%	11.26%	5.41%	(7.94)%
MARKET PRICE, Total Return(c)	9.63%	8.92%	23.93%	11.56%	5.81%	(8.37)%
Net assets, End of Period ($ thousands)	$47,156	$40,984	$47,928	$28,020	$18,377	$17,434
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%	0.74%†	0.74%
Net Investment Income	(0.73)%†	(0.72)%	(0.73)%	(0.72)%	(0.74)%†	(0.74)%
Portfolio turnover(d)	—	—	—	—	—	—

+
Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

119

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Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer10 May ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period	$36.35	$32.45	$25.37	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.13)	(0.25)	(0.21)	(0.09)
Net realized and unrealized gain (loss)	1.75	4.15	7.29	0.46
Total income (loss) from operations.	1.62	3.90	7.08	0.37
NET ASSET VALUE, End of Period	$37.97	$36.35	$32.45	$25.37
MARKET PRICE, End of Period	$37.97	$36.36	$32.49	$25.38
NET ASSET VALUE, Total Return(b)	4.45%	12.01%	27.91%	1.49%
MARKET PRICE, Total Return(c)	4.43%	11.91%	28.00%	1.54%
Net assets, End of Period ($ thousands)	$120,542	$19,084	$17,038	$43,133
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.72)%†	(0.73)%	(0.71)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*
The Fund commenced operations on April 28, 2023.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

120

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Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer10 Jun ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period	$35.82	$31.54	$25.25	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.13)	(0.24)	(0.21)	(0.08)
Net realized and unrealized gain (loss)	1.97	4.52	6.50	0.33
Total income (loss) from operations.	1.84	4.28	6.29	0.25
NET ASSET VALUE, End of Period	$37.66	$35.82	$31.54	$25.25
MARKET PRICE, End of Period	$37.67	$35.83	$31.58	$25.30
NET ASSET VALUE, Total Return(b)	5.14%	13.55%	24.90%	1.01%
MARKET PRICE, Total Return(c)	5.13%	13.44%	24.84%	1.20%
Net assets, End of Period ($ thousands)	$19,770	$21,489	$15,770	$29,040
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.73)%†	(0.73)%	(0.71)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*
The Fund commenced operations on May 31, 2023.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

121

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Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer10 Jul ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
NET ASSET VALUE, Beginning of Period	$44.29	$38.49	$30.39	$27.65	$26.22	$27.87
Income (loss) from operations:
Net investment income (loss)(a)	(0.16)	(0.30)	(0.25)	(0.22)	(0.02)	(0.21)
Net realized and unrealized gain (loss)	2.55	6.10	8.35	2.96	1.45	(1.44)
Total income (loss) from operations	2.39	5.80	8.10	2.74	1.43	(1.65)
NET ASSET VALUE, End of Period	$46.68	$44.29	$38.49	$30.39	$27.65	$26.22
MARKET PRICE, End of Period	$46.65	$44.26	$38.50	$30.48	$27.70	$26.13
NET ASSET VALUE, Total Return(b)	5.42%	15.05%	26.65%	9.91%	5.47%	(5.92)%
MARKET PRICE, Total Return(c)	5.40%	14.96%	26.31%	10.02%	6.04%	(6.19)%
Net assets, End of Period ($ thousands)	$79,363	$84,142	$61,587	$88,900	$44,935	$38,015
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%	0.74%†	0.74%
Net Investment Income	(0.73)%†	(0.73)%	(0.71)%	(0.72)%	(0.74)%†	(0.74)%
Portfolio turnover(d)	—	—	—	—	—	—

+
Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

122

AIM ETF PRODUCTS TRUST
Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer10 Aug ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period	$35.22	$30.36	$23.54	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.13)	(0.22)	(0.21)	(0.04)
Net realized and unrealized gain (loss)	2.00	5.08	7.03	(1.42)
Total income (loss) from operations.	1.87	4.86	6.82	(1.46)
NET ASSET VALUE, End of Period	$37.09	$35.22	$30.36	$23.54
MARKET PRICE, End of Period	$37.09	$35.23	$30.40	$23.58
NET ASSET VALUE, Total Return(b)	5.29%	16.03%	28.98%	(5.86)%
MARKET PRICE, Total Return(c)	5.28%	15.87%	28.97%	(5.70)%
Net assets, End of Period ($ thousands)	$35,232	$36,984	$123,703	$55,896
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.73)%†	(0.71)%	(0.73)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*
The Fund commenced operations on July 31, 2023.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

123

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Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer10 Sep ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period	$34.77	$29.87	$23.78	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.13)	(0.23)	(0.21)	(0.03)
Net realized and unrealized gain (loss)	1.92	5.13	6.30	(1.19)
Total income (loss) from operations.	1.79	4.90	6.09	(1.22)
NET ASSET VALUE, End of Period	$36.56	$34.77	$29.87	$23.78
MARKET PRICE, End of Period	$36.54	$34.73	$29.93	$23.87
NET ASSET VALUE, Total Return(b)	5.14%	16.40%	25.64%	(4.89)%
MARKET PRICE, Total Return(c)	5.21%	16.03%	25.38%	(4.51)%
Net assets, End of Period ($ thousands)	$105,107	$100,837	$93,351	$13,077
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.73)%†	(0.72)%	(0.73)%	(0.70)%†
Portfolio turnover(d)	—	—	—	—

*
The Fund commenced operations on August 31, 2023.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

124

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Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer10 Oct ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
NET ASSET VALUE, Beginning of Period	$43.11	$37.32	$31.15	$27.95	$26.63	$28.80
Income (loss) from operations:
Net investment income (loss)(a)	(0.16)	(0.28)	(0.26)	(0.21)	(0.02)	(0.21)
Net realized and unrealized gain (loss)	2.36	6.07	6.43	3.41	1.34	(1.96)
Total income (loss) from operations	2.20	5.79	6.17	3.20	1.32	(2.17)
NET ASSET VALUE, End of Period	$45.31	$43.11	$37.32	$31.15	$27.95	$26.63
MARKET PRICE, End of Period	$45.31	$43.09	$37.35	$31.23	$28.05	$26.71
NET ASSET VALUE, Total Return(b)	5.10%	15.51%	19.80%	11.44%	4.97%	(7.54)%
MARKET PRICE, Total Return(c)	5.16%	15.36%	19.62%	11.32%	5.01%	(7.37)%
Net assets, End of Period ($ thousands)	$58,898	$58,195	$132,487	$36,603	$64,294	$43,941
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%	0.74%†	0.74%
Net Investment Income	(0.73)%†	(0.73)%	(0.72)%	(0.71)%	(0.72)%†	(0.74)%
Portfolio turnover(d)	—	—	—	—	—	—

+
Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

125

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Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer10 Nov ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022*
NET ASSET VALUE, Beginning of Period	$36.57	$31.91	$26.85	$24.99	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.13)	(0.24)	(0.22)	(0.19)	—
Net realized and unrealized gain (loss)	1.97	4.90	5.28	2.05	(0.01)
Total income (loss) from operations.	1.84	4.66	5.06	1.86	(0.01)
NET ASSET VALUE, End of Period	$38.41	$36.57	$31.91	$26.85	$24.99
MARKET PRICE, End of Period	$38.44	$36.61	$31.94	$26.91	—
NET ASSET VALUE, Total Return(b)	5.04%	14.61%	18.86%	7.43%	(0.04)%
MARKET PRICE, Total Return(c)	4.99%	14.63%	18.68%	7.64%	—
Net assets, End of Period ($ thousands)	$32,651	$19,199	$27,122	$9,396	$4,998
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%	—
Net Investment Income	(0.73)%†	(0.73)%	(0.72)%	(0.71)%	—
Portfolio turnover(d)	—	—	—	—	—

*
The Fund commenced operations on October 31, 2022.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

126

AIM ETF PRODUCTS TRUST
Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer10 Dec ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period.	$36.07	$32.03	$25.64	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.13)	(0.24)	(0.21)ε	(0.17)
Net realized and unrealized gain (loss)	2.21	4.28	6.74	0.81
Total income (loss) from operations.	2.08	4.04	6.53	0.64
Distributions:
From net realized gains	—	—	(0.14)	—
NET ASSET VALUE, End of Period	$38.15	$36.07	$32.03	$25.64
MARKET PRICE, End of Period	$38.17	$36.05	$32.04	$25.66
NET ASSET VALUE, Total Return(b)	5.75%	12.62%	25.52%ε	2.57%
MARKET PRICE, Total Return(c)	5.88%	12.52%	25.46%	2.65%
Net assets, End of Period ($ thousands)	$121,116	$116,330	$16,816	$19,232
Ratios of Average Net Assets
Total Expenses	0.74%†	0.74%	0.76%ε	0.74%†
Net Expenses	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.73)%†	(0.73)%	(0.71)%ε	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*
The Fund commenced operations on November 30, 2022.
†
Annualized.
ε
The expense reimbursement on the Statement of Operations represents a voluntary reimbursement from the Administrator, Brown Brothers Harriman & Co. Without this voluntary reimbursement the net investment income per share would be $(0.22), the net asset value per share would be $32.02, the net asset value total return would be 25.48% and the ratio of average net assets to net investment income would have been (0.74)%.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

127

AIM ETF PRODUCTS TRUST
Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer20 Jan ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
NET ASSET VALUE, Beginning of Period	$36.44	$33.09	$28.53	$25.56	$24.60	$26.22
Income (loss) from operations:
Net investment income (loss)(a)	(0.13)	(0.25)	(0.23)	(0.20)	(0.02)	(0.19)
Net realized and unrealized gain (loss)	1.73	3.60	4.79	3.17	0.98	(1.43)
Total income (loss) from operations	1.60	3.35	4.56	2.97	0.96	(1.62)
NET ASSET VALUE, End of Period	$38.04	$36.44	$33.09	$28.53	$25.56	$24.60
MARKET PRICE, End of Period	$38.04	$36.42	$33.08	$28.55	$25.54	$24.51
NET ASSET VALUE, Total Return(b)	4.39%	10.13%	15.98%	11.59%	3.90%	(6.18)%
MARKET PRICE, Total Return(c)	4.46%	10.08%	15.90%	11.79%	4.17%	(6.67)%
Net assets, End of Period ($ thousands)	$341,373	$288,755	$199,340	$97,703	$54,961	$54,745
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%	0.74%†	0.74%
Net Investment Income	(0.73)%†	(0.73)%	(0.72)%	(0.71)%	(0.74)%†	(0.74)%
Portfolio turnover(d)	—	—	—	—	—	—

+
Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

128

AIM ETF PRODUCTS TRUST
Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer20 Feb ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period.	$33.41	$30.44	$25.86	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.12)	(0.23)	(0.21)ε	(0.14)
Net realized and unrealized gain (loss)	1.68	3.20	4.83	1.00
Total income (loss) from operations.	1.56	2.97	4.62	0.86
Distributions:
From net realized gains	—	—	(0.04)	—
NET ASSET VALUE, End of Period	$34.97	$33.41	$30.44	$25.86
MARKET PRICE, End of Period	$34.93	$33.40	$30.46	$25.89
NET ASSET VALUE, Total Return(b)	4.67%	9.73%	17.91%ε	3.43%
MARKET PRICE, Total Return(c)	4.60%	9.62%	17.85%	3.56%
Net assets, End of Period ($ thousands)	$194,070	$102,725	$66,216	$49,778
Ratios of Average Net Assets
Total Expenses	0.74%†	0.74%	0.74%ε	0.74%†
Net Expenses	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.73)%†	(0.72)%	(0.72)%ε	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*
The Fund commenced operations on January 31, 2023.
†
Annualized.
ε
The expense reimbursement on the Statement of Operations represents a voluntary reimbursement from the Administrator, Brown Brothers Harriman & Co. The impact of this voluntary reimbursement was immaterial to the net investment income per share and the Fund’s total return, representing less than $0.005 per share. Without this voluntary reimbursement the ratio of average net assets to net investment income would have been (0.72)%.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

129

AIM ETF PRODUCTS TRUST
Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer20 Mar ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period.	$33.84	$30.45	$26.30	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.12)	(0.23)	(0.21)	(0.12)
Net realized and unrealized gain (loss)	1.80	3.62	4.36	1.42
Total income (loss) from operations.	1.68	3.39	4.15	1.30
NET ASSET VALUE, End of Period	$35.52	$33.84	$30.45	$26.30
MARKET PRICE, End of Period	$35.50	$33.81	$30.47	$26.31
NET ASSET VALUE, Total Return(b)	4.99%	11.12%	15.79%	5.18%
MARKET PRICE, Total Return(c)	5.00%	10.96%	15.79%	5.26%
Net assets, End of Period ($ thousands)	$84,368	$68,516	$70,793	$25,639
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.73)%†	(0.72)%	(0.73)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*
The Fund commenced operations on February 28, 2023.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

130

AIM ETF PRODUCTS TRUST
Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer20 Apr ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
NET ASSET VALUE, Beginning of Period	$34.40	$32.18	$27.75	$25.98	$25.16	$26.49
Income (loss) from operations:
Net investment income (loss)(a)	(0.13)	(0.24)	(0.22)	(0.20)	(0.02)	(0.19)
Net realized and unrealized gain (loss)	2.33	2.46	4.65	1.97	0.84	(1.14)
Total income (loss) from operations	2.20	2.22	4.43	1.77	0.82	(1.33)
NET ASSET VALUE, End of Period	$36.60	$34.40	$32.18	$27.75	$25.98	$25.16
MARKET PRICE, End of Period	$36.63	$34.38	$32.19	$27.76	$25.95	$25.05
NET ASSET VALUE, Total Return(b)	6.40%	6.92%	15.93%	6.81%	3.29%	(5.02)%
MARKET PRICE, Total Return(c)	6.53%	6.82%	15.98%	6.94%	3.62%	(5.57)%
Net assets, End of Period ($ thousands)	$194,147	$169,569	$176,290	$129,167	$58,566	$57,961
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%	0.74%†	0.74%
Net Investment Income	(0.73)%†	(0.72)%	(0.72)%	(0.71)%	(0.74)%†	(0.74)%
Portfolio turnover(d)	—	—	—	—	—	—

+
Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

131

AIM ETF PRODUCTS TRUST
Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer20 May ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period	$33.10	$30.03	$25.43	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.12)	(0.23)	(0.20)	(0.10)
Net realized and unrealized gain (loss)	1.24	3.30	4.80	0.53
Total income (loss) from operations.	1.12	3.07	4.60	0.43
NET ASSET VALUE, End of Period	$34.22	$33.10	$30.03	$25.43
MARKET PRICE, End of Period	$34.22	$33.11	$30.05	$25.50
NET ASSET VALUE, Total Return(b)	3.36%	10.24%	18.10%	1.71%
MARKET PRICE, Total Return(c)	3.36%	10.18%	17.84%	2.01%
Net assets, End of Period ($ thousands)	$205,291	$68,689	$54,050	$78,186
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.73)%†	(0.73)%	(0.72)%	(0.73)%†
Portfolio turnover(d)	—	—	—	—

*
The Fund commenced operations on April 28, 2023.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

132

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Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer20 Jun ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period.	$32.97	$29.49	$25.34	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.12)	(0.22)	(0.20)	(0.08)
Net realized and unrealized gain (loss)	1.40	3.70	4.35	0.42
Total income (loss) from operations.	1.28	3.48	4.15	0.34
NET ASSET VALUE, End of Period	$34.25	$32.97	$29.49	$25.34
MARKET PRICE, End of Period	$34.24	$32.98	$29.56	$25.34
NET ASSET VALUE, Total Return(b)	3.88%	11.80%	16.36%	1.37%
MARKET PRICE, Total Return(c)	3.82%	11.57%	16.65%	1.36%
Net assets, End of Period ($ thousands)	$59,938	$63,467	$52,344	$67,158
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.73)%†	(0.72)%	(0.72)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*
The Fund commenced operations on May 31, 2023.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

133

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Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer20 Jul ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
NET ASSET VALUE, Beginning of Period	$38.65	$34.42	$29.08	$26.70	$25.77	$26.47
Income (loss) from operations:
Net investment income (loss)(a)	(0.14)	(0.26)	(0.23)	(0.21)	(0.02)	(0.20)
Net realized and unrealized gain (loss)	1.72	4.49	5.57	2.59	0.95	(0.50)
Total income (loss) from operations	1.58	4.23	5.34	2.38	0.93	(0.70)
NET ASSET VALUE, End of Period	$40.23	$38.65	$34.42	$29.08	$26.70	$25.77
MARKET PRICE, End of Period	$40.22	$38.61	$34.38	$29.08	$26.75	$25.76
NET ASSET VALUE, Total Return(b)	4.10%	12.30%	18.37%	8.92%	3.59%	(2.66)%
MARKET PRICE, Total Return(c)	4.18%	12.30%	18.23%	8.73%	3.82%	(2.83)%
Net assets, End of Period ($ thousands)	$315,840	$307,278	$199,632	$212,269	$122,808	$112,104
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%	0.74%†	0.74%
Net Investment Income	(0.73)%†	(0.73)%	(0.72)%	(0.72)%	(0.74)%†	(0.74)%
Portfolio turnover(d)	—	—	—	—	—	—

+
Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

134

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Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer20 Aug ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period.	$32.15	$28.75	$24.04	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.12)	(0.21)	(0.20)	(0.04)
Net realized and unrealized gain (loss)	1.43	3.61	4.91	(0.92)
Total income (loss) from operations.	1.31	3.40	4.71	(0.96)
NET ASSET VALUE, End of Period	$33.46	$32.15	$28.75	$24.04
MARKET PRICE, End of Period	$33.43	$32.13	$28.72	$24.05
NET ASSET VALUE, Total Return(b)	4.07%	11.82%	19.59%	(3.82)%
MARKET PRICE, Total Return(c)	4.05%	11.87%	19.42%	(3.80)%
Net assets, End of Period ($ thousands)	$138,021	$151,117	$349,363	$155,684
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.73)%†	(0.72)%	(0.72)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*
The Fund commenced operations on July 31, 2023.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

135

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Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer20 Sep ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period	$31.58	$28.40	$24.21	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.12)	(0.22)	(0.20)	(0.03)
Net realized and unrealized gain (loss)	1.36	3.40	4.39	(0.76)
Total income (loss) from operations.	1.24	3.18	4.19	(0.79)
NET ASSET VALUE, End of Period	$32.82	$31.58	$28.40	$24.21
MARKET PRICE, End of Period	$32.81	$31.55	$28.36	$24.21
NET ASSET VALUE, Total Return(b)	3.92%	11.18%	17.31%	(3.15)%
MARKET PRICE, Total Return(c)	3.99%	11.25%	17.14%	(3.16)%
Net assets, End of Period ($ thousands)	$213,319	$292,106	$264,159	$31,477
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.73)%†	(0.72)%	(0.73)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*
The Fund commenced operations on August 31, 2023.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

136

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Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer20 Oct ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
NET ASSET VALUE, Beginning of Period	$38.62	$34.92	$30.77	$27.46	$26.69	$26.89
Income (loss) from operations:
Net investment income (loss)(a)	(0.14)	(0.26)	(0.24)	(0.21)	(0.02)	(0.20)
Net realized and unrealized gain (loss)	1.69	3.96	4.39	3.52	0.79	—
Total income (loss) from operations	1.55	3.70	4.15	3.31	0.77	(0.20)
NET ASSET VALUE, End of Period	$40.17	$38.62	$34.92	$30.77	$27.46	$26.69
MARKET PRICE, End of Period	$40.18	$38.63	$34.94	$30.85	$27.52	$26.75
NET ASSET VALUE, Total Return(b)	4.01%	10.58%	13.51%	12.04%	2.90%	(0.75)%
MARKET PRICE, Total Return(c)	4.01%	10.58%	13.24%	12.09%	2.91%	(0.65)%
Net assets, End of Period ($ thousands)	$564,359	$328,250	$310,814	$129,219	$155,835	$87,396
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%	0.74%†	0.74%
Net Investment Income	(0.73)%†	(0.73)%	(0.72)%	(0.71)%	(0.72)%†	(0.74)%
Portfolio turnover(d)	—	—	—	—	—	—

+
Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

137

AIM ETF PRODUCTS TRUST
Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer20 Nov ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022*
NET ASSET VALUE, Beginning of Period	$33.52	$30.40	$26.85	$24.99	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.12)	(0.23)	(0.21)	(0.19)	—
Net realized and unrealized gain (loss)	1.49	3.35	3.76	2.05	(0.01)
Total income (loss) from operations	1.37	3.12	3.55	1.86	(0.01)
NET ASSET VALUE, End of Period	$34.89	$33.52	$30.40	$26.85	$24.99
MARKET PRICE, End of Period	$34.90	$33.56	$30.44	$26.89	—
NET ASSET VALUE, Total Return(b)	4.10%	10.26%	13.19%	7.46%	(0.04)%
MARKET PRICE, Total Return(c)	3.99%	10.25%	13.19%	7.57%	—
Net assets, End of Period ($ thousands)	$98,567	$57,815	$31,156	$19,469	$4,998
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%	—
Net Investment Income	(0.73)%†	(0.73)%	(0.72)%	(0.71)%	—
Portfolio turnover(d)	—	—	—	—	—

*
The Fund commenced operations on October 31, 2022.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

138

AIM ETF PRODUCTS TRUST
Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer20 Dec ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023*
NET ASSET VALUE, Beginning of Period	$33.39	$30.45	$25.66	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.12)	(0.23)	(0.21)ε	(0.17)
Net realized and unrealized gain (loss)	1.70	3.17	5.36	0.83
Total income (loss) from operations.	1.58	2.94	5.15	0.66
Distributions:
From net realized gains	—	—	(0.36)	—
NET ASSET VALUE, End of Period	$34.97	$33.39	$30.45	$25.66
MARKET PRICE, End of Period	$35.01	$33.37	$30.42	$25.70
NET ASSET VALUE, Total Return(b)	4.73%	9.66%	20.18%ε	2.64%
MARKET PRICE, Total Return(c)	4.91%	9.70%	19.87%	2.80%
Net assets, End of Period ($ thousands)	$231,702	$384,874	$70,800	$74,413
Ratios of Average Net Assets
Total Expenses	0.74%†	0.74%	0.79%ε	0.74%†
Net Expenses	0.74%†	0.74%	0.74%	0.74%†
Gross Investment Income	(0.73)%†	(0.73)%	(0.72)%ε	(0.71)%†
Net Investment Income	(0.73)%†	(0.73)%	(0.72)%ε	(0.71)%†
Portfolio turnover(d)	—	—	—	—

*
The Fund commenced operations on November 30, 2022.
†
Annualized.
ε
The expense reimbursement on the Statement of Operations represents a voluntary reimbursement from the Administrator, Brown Brothers Harriman & Co. Without this voluntary reimbursement the net investment income per share would be $(0.22), the net asset value per share would be $30.43, the net asset value total return would be 20.10% and the ratio of average net assets to net investment income would have been (0.77)%.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

139

AIM ETF PRODUCTS TRUST
Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF		AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF		AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025*	For the Six Months Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**	For the Six Months Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025***
NET ASSET VALUE, Beginning of Period	$28.20	$25.00	$27.82	$25.00	$27.91	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.10)	(0.16)	(0.10)	(0.14)	(0.10)	(0.13)
Net realized and unrealized gain (loss)	1.10	3.36	1.09	2.96	0.95	3.04
Total income (loss) from operations.	1.00	3.20	0.99	2.82	0.85	2.91
NET ASSET VALUE, End of Period	$29.20	$28.20	$28.81	$27.82	$28.76	$27.91
MARKET PRICE, End of Period	$29.27	$28.21	$28.85	$27.83	$28.79	$27.92
NET ASSET VALUE, Total Return(b)	3.56%	12.80%	3.54%	11.30%	3.05%	11.63%
MARKET PRICE, Total Return(c)	3.75%	12.85%	3.66%	11.33%	3.12%	11.68%
Net assets, End of Period ($ thousands)	$86,154	$77,551	$50,416	$47,301	$31,633	$23,721
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%†	0.74%†	0.74%†	0.74%†
Net Investment Income	(0.73)%†	(0.73)%†	(0.73)%†	(0.73)%†	(0.73)%†	(0.73)%†
Portfolio turnover(d)	—	—	—	—	—	—

*
The Fund commenced operations on December 31, 2024.
**
The Fund commenced operations on January 31, 2025.
***
The Fund commenced operations on February 28, 2025.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

140

AIM ETF PRODUCTS TRUST
Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF			AllianzIM U.S. Equity Buffer15 Uncapped May ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024*	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024**
NET ASSET VALUE, Beginning of Period	$30.43	$26.70	$25.00	$31.63	$27.77	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.11)	(0.20)	(0.11)	(0.11)	(0.21)	(0.10)
Net realized and unrealized gain (loss)	0.59	3.93	1.81	1.54	4.07	2.87
Total income (loss) from operations.	0.48	3.73	1.70	1.43	3.86	2.77
NET ASSET VALUE, End of Period	$30.91	$30.43	$26.70	$33.06	$31.63	$27.77
MARKET PRICE, End of Period	$30.93	$30.43	$26.72	$33.11	$31.63	$27.80
NET ASSET VALUE, Total Return(b)	1.58%	13.96%	6.79%	4.52%	13.88%	11.09%
MARKET PRICE, Total Return(c)	1.62%	13.90%	6.89%	4.66%	13.77%	11.22%
Net assets, End of Period ($ thousands)	$52,540	$48,682	$24,696	$29,750	$24,511	$15,275
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%†	0.74%	0.74%†
Net Investment Income	(0.73)%†	(0.73)%	(0.73)%†	(0.73)%†	(0.73)%	(0.73)%†
Portfolio turnover(d)	—	—	—	—	—	—

*
The Fund commenced operations on March 28, 2024.
**
The Fund commenced operations on April 30, 2024.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

141

AIM ETF PRODUCTS TRUST
Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF			AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024*	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024**
NET ASSET VALUE, Beginning of Period	$30.53	$26.64	$25.00	$29.81	$25.95	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.11)	(0.20)	(0.08)	(0.11)	(0.20)	(0.06)
Net realized and unrealized gain (loss)	1.33	4.09	1.72	1.19	4.06	1.01
Total income (loss) from operations.	1.22	3.89	1.64	1.08	3.86	0.95
NET ASSET VALUE, End of Period	$31.75	$30.53	$26.64	$30.89	$29.81	$25.95
MARKET PRICE, End of Period	$31.79	$30.54	$26.68	$30.91	$29.83	$25.97
NET ASSET VALUE, Total Return(b)	4.01%	14.59%	6.57%	3.62%	14.89%	3.79%
MARKET PRICE, Total Return(c)	4.08%	14.45%	6.73%	3.61%	14.86%	3.88%
Net assets, End of Period ($ thousands)	$30,165	$25,950	$13,987	$78,773	$143,091	$43,461
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%†	0.74%	0.74%†
Net Investment Income	(0.73)%†	(0.73)%	(0.74)%†	(0.73)%†	(0.73)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—

*
The Fund commenced operations on May 31, 2024.
**
The Fund commenced operations on June 28, 2024.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

142

AIM ETF PRODUCTS TRUST
Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF			AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024*	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024**
NET ASSET VALUE, Beginning of Period	$29.56	$25.67	$25.00	$29.03	$25.26	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.11)	(0.20)	(0.05)	(0.11)	(0.20)	(0.03)
Net realized and unrealized gain (loss)	1.17	4.09	0.72	1.15	3.97	0.29
Total income (loss) from operations.	1.06	3.89	0.67	1.04	3.77	0.26
NET ASSET VALUE, End of Period	$30.62	$29.56	$25.67	$30.07	$29.03	$25.26
MARKET PRICE, End of Period	$30.61	$29.58	$25.69	$30.12	$29.06	$25.28
NET ASSET VALUE, Total Return(b)	3.58%	15.16%	2.67%	3.55%	14.94%	1.04%
MARKET PRICE, Total Return(c)	3.47%	15.15%	2.76%	3.65%	14.94%	1.12%
Net assets, End of Period ($ thousands)	$42,864	$30,298	$25,668	$137,554	$129,903	$22,734
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%†	0.74%	0.74%†
Net Investment Income	(0.73)%†	(0.73)%	(0.74)%†	(0.73)%†	(0.73)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—

*
The Fund commenced operations on July 31, 2024.
**
The Fund commenced operations on August 30, 2024.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

143

AIM ETF PRODUCTS TRUST
Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF			AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024*	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024**
NET ASSET VALUE, Beginning of Period	$28.52	$24.81	$25.00	$28.95	$24.99	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.10)	(0.19)	(0.02)	(0.11)	(0.19)	—
Net realized and unrealized gain (loss)	1.09	3.90	(0.17)	1.13	4.15	(0.01)
Total income (loss) from operations.	0.99	3.71	(0.19)	1.02	3.96	(0.01)
NET ASSET VALUE, End of Period	$29.51	$28.52	$24.81	$29.97	$28.95	$24.99
MARKET PRICE, End of Period	$29.55	$28.55	$24.85	$29.99	$28.98	—
NET ASSET VALUE, Total Return(b)	3.45%	14.97%	(0.77)%	3.52%	15.80%	(0.04)%
MARKET PRICE, Total Return(c)	3.51%	14.88%	(0.60)%	3.48%	15.92%	—
Net assets, End of Period ($ thousands)	$63,441	$61,323	$21,087	$35,213	$31,844	$4,999
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%†	0.74%	—
Net Investment Income	(0.73)%†	(0.73)%	(0.73)%†	(0.73)%†	(0.73)%	—
Portfolio turnover(d)	—	—	—	—	—	—

*
The Fund commenced operations on September 30, 2024.
**
The Fund commenced operations on October 31, 2024.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

144

AIM ETF PRODUCTS TRUST
Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF		AllianzIM International Equity Buffer15 Uncapped Jan ETF	AllianzIM International Equity Buffer15 Uncapped Apr ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025*	For the Period Ended April 30, 2026** (unaudited)	For the Period Ended April 30, 2026*** (unaudited)
NET ASSET VALUE, Beginning of Period	$27.42	$25.00	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.10)	(0.18)	(0.05)	(0.02)
Net realized and unrealized gain (loss)	1.07	2.60	0.21	0.58
Total income (loss) from operations.	0.97	2.42	0.16	0.56
NET ASSET VALUE, End of Period	$28.39	$27.42	$25.16	$25.56
MARKET PRICE, End of Period	$28.40	$27.46	$25.29	$25.75
NET ASSET VALUE, Total Return(b)	3.51%	9.69%	0.65%	2.25%
MARKET PRICE, Total Return(c)	3.44%	9.84%	1.15%	3.00%
Net assets, End of Period ($ thousands)	$117,092	$279,708	$13,210	$5,751
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.79%†	0.79%†
Net Investment Income	(0.73)%†	(0.73)%	(0.78)%†	(0.79)%†
Portfolio turnover(d)	—	—	—	—

*
The Fund commenced operations on November 29, 2024.
**
The Fund commenced operations on January 30, 2026.
***
The Fund commenced operations on March 31, 2026.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

145

AIM ETF PRODUCTS TRUST
Financial Highlights(continued)

	AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Period Ended September 30, 2022*
NET ASSET VALUE, Beginning of Period.	$33.65	$29.38	$24.37	$22.90	$21.89	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.12)	(0.22)	(0.20)	(0.17)	(0.01)	(0.13)
Net realized and unrealized gain (loss)	2.01	4.49	5.21	1.64	1.02	(2.98)
Total income (loss) from operations.	1.89	4.27	5.01	1.47	1.01	(3.11)
NET ASSET VALUE, End of Period	$35.54	$33.65	$29.38	$24.37	$22.90	$21.89
MARKET PRICE, End of Period	$35.55	$33.62	$29.39	$24.46	$22.90	$21.88
NET ASSET VALUE, Total Return(b)	5.63%	14.53%	20.53%	6.43%	4.61%	(12.43)%
MARKET PRICE, Total Return(c)	5.73%	14.40%	20.16%	6.79%	4.70%	(12.50)%
Net assets, End of Period ($ thousands)	$152,829	$144,680	$255,588	$116,384	$26,909	$25,177
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%	0.74%†	0.74%†
Net Investment Income	(0.72)%†	(0.72)%	(0.71)%	(0.71)%	(0.74)%†	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—

*
The Fund commenced operations on December 31, 2021.
+
Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

146

AIM ETF PRODUCTS TRUST
Financial Highlights(continued)

	AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF			AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024*	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024**
NET ASSET VALUE, Beginning of Period.	$31.37	$27.51	$25.00	$31.09	$27.16	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.11)	(0.21)	(0.14)	(0.11)	(0.22)	(0.12)
Net realized and unrealized gain (loss)	1.97	4.07	2.65	2.01	4.15	2.28
Total income (loss) from operations.	1.86	3.86	2.51	1.90	3.93	2.16
NET ASSET VALUE, End of Period	$33.23	$31.37	$27.51	$32.99	$31.09	$27.16
MARKET PRICE, End of Period	$33.24	$31.38	$27.56	$33.01	$31.11	$27.20
NET ASSET VALUE, Total Return(b)	5.91%	14.04%	10.04%	6.09%	14.47%	8.65%
MARKET PRICE, Total Return(c)	5.92%	13.86%	10.25%	6.09%	14.37%	8.81%
Net assets, End of Period ($ thousands)	$49,010	$63,528	$17,882	$49,480	$322,584	$42,780
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%†	0.74%	0.74%†
Net Investment Income	(0.72)%†	(0.72)%	(0.71)%†	(0.71)%†	(0.72)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—	—	—

*
The Fund commenced operations on January 31, 2024.
**
The Fund commenced operations on February 29, 2024.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

147

AIM ETF PRODUCTS TRUST
Financial Highlights(continued)

	AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
NET ASSET VALUE, Beginning of Period	$34.29	$31.66	$26.99	$24.23	$23.26	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.13)	(0.23)	(0.22)	(0.19)	(0.01)	(0.19)
Net realized and unrealized gain (loss)	1.05	2.86	4.89	2.95	0.98	(1.55)
Total income (loss) from operations	0.92	2.63	4.67	2.76	0.97	(1.74)
NET ASSET VALUE, End of Period	$35.21	$34.29	$31.66	$26.99	$24.23	$23.26
MARKET PRICE, End of Period	$35.23	$34.30	$31.69	$27.03	$24.24	$23.32
NET ASSET VALUE, Total Return(b)	2.69%	8.32%	17.28%	11.41%	4.16%	(6.96)%
MARKET PRICE, Total Return(c)	2.71%	8.22%	17.22%	11.51%	3.94%	(6.70)%
Net assets, End of Period ($ thousands)	$301,960	$132,023	$293,619	$42,513	$33,918	$26,748
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%	0.74%†	0.74%
Net Investment Income	(0.73)%†	(0.72)%	(0.72)%	(0.71)%	(0.72)%†	(0.74)%
Portfolio turnover(d)	—	—	—	—	—	—

+
Effective October 31, 2022, the Fund changed its fiscal year end from September 30 to October 31.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

148

AIM ETF PRODUCTS TRUST
Financial Highlights(continued)

	AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF			AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024*	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024**
NET ASSET VALUE, Beginning of Period	$29.31	$26.96	$25.00	$28.58	$26.32	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.11)	(0.20)	(0.10)	(0.10)	(0.19)	(0.08)
Net realized and unrealized gain (loss)	1.57	2.55	2.06	1.59	2.45	1.40
Total income (loss) from operations.	1.46	2.35	1.96	1.49	2.26	1.32
NET ASSET VALUE, End of Period	$30.77	$29.31	$26.96	$30.07	$28.58	$26.32
MARKET PRICE, End of Period	$30.81	$29.31	$27.00	$30.08	$28.57	$26.34
NET ASSET VALUE, Total Return(b)	4.99%	8.71%	7.84%	5.22%	8.58%	5.29%
MARKET PRICE, Total Return(c)	5.12%	8.58%	7.98%	5.29%	8.46%	5.38%
Net assets, End of Period ($ thousands)	$56,155	$16,852	$8,088	$32,329	$32,870	$17,768
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%†	0.74%	0.74%†
Net Investment Income	(0.72)%†	(0.72)%	(0.72)%†	(0.72)%†	(0.72)%	(0.72)%†
Portfolio turnover(d)	—	—	—	—	—	—

*
The Fund commenced operations on April 30, 2024.
**
The Fund commenced operations on May 31, 2024.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

149

AIM ETF PRODUCTS TRUST
Financial Highlights(continued)

	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF			AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024*	For the Six Months Ended April 30, 2026 (unaudited)	For the Year Ended October 31, 2025	For the Period Ended October 31, 2024**
NET ASSET VALUE, Beginning of Period	$31.50	$27.80	$25.00	$28.21	$27.04	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.12)	(0.21)	(0.14)	(0.10)	(0.19)	(0.11)
Net realized and unrealized gain (loss)	1.62	3.91	2.94	(0.21)	1.36	2.15
Total income (loss) from operations.	1.50	3.70	2.80	(0.31)	1.17	2.04
NET ASSET VALUE, End of Period	$33.00	$31.50	$27.80	$27.90	$28.21	$27.04
MARKET PRICE, End of Period	$33.02	$31.51	$27.83	$27.90	$28.21	$27.06
NET ASSET VALUE, Total Return(b)	4.75%	13.35%	11.18%	(1.11)%	4.33%	8.17%
MARKET PRICE, Total Return(c)	4.81%	13.20%	11.32%	(1.10)%	4.25%	8.25%
Net assets, End of Period ($ thousands)	$22,276	$8,664	$10,423	$8,371	$11,286	$14,197
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%†	0.74%	0.74%†
Net Investment Income	(0.72)%†	(0.72)%	(0.71)%†	(0.72)%†	(0.72)%	(0.71)%†
Portfolio turnover(d)	—	—	—	—	—	—

*
The Fund commenced operations on January 31, 2024.
**
The Fund commenced operations on March 28, 2024.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

150

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Financial Highlights(continued)

	AllianzIM U.S. Equity Buffer5 ETF	AllianzIM U.S. Equity Buffer15 ETF		AllianzIM U.S. Equity Buffer100 Protection ETF
	For the Period Ended April 30, 2026* (unaudited)	For the Six Months Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**	For the Six Months Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**
NET ASSET VALUE, Beginning of Period	$25.00	$25.84	$25.00	$25.68	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.01)	(0.08)	(0.05)	(0.08)	(0.05)
Net realized and unrealized gain (loss)	1.19	0.92	0.89	0.42	0.73
Total income (loss) from operations.	1.18	0.84	0.84	0.34	0.68
NET ASSET VALUE, End of Period	$26.18	$26.68	$25.84	$26.02	$25.68
MARKET PRICE, End of Period	$26.18	$26.70	$25.86	$26.05	$25.71
NET ASSET VALUE, Total Return(b)	4.72%	3.23%	3.36%	1.31%	2.73%
MARKET PRICE, Total Return(c)	4.74%	3.25%	3.44%	1.34%	2.82%
Net assets, End of Period ($ thousands)	$7,200	$33,346	$21,965	$36,426	$21,830
Ratios of Average Net Assets
Net Expenses	0.64%†	0.64%†	0.64%†	0.64%†	0.64%†
Net Investment Income	(0.63)%†	(0.62)%†	(0.61)%†	(0.62)%†	(0.61)%†
Portfolio turnover(d)	—	—	—	—	—

*
The Fund commenced operations on March 31, 2026.
**
The Fund commenced operations on June 30, 2025.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions
The accompanying notes are an integral part of the financial statements.

151

AIM ETF PRODUCTS TRUST
Financial Highlights(continued)

	AllianzIM Growth-100 Buffer5 ETF	AllianzIM Growth-100 Buffer15 ETF	AllianzIM U.S. Small Cap Buffer5 ETF	AllianzIM U.S. Small Cap Buffer15 ETF	AllianzIM International Equity Buffer5 ETF	AllianzIM International Equity Buffer15 ETF
	For the Period Ended April 30, 2026* (unaudited)	For the Period Ended April 30, 2026* (unaudited)	For the Period Ended April 30, 2026* (unaudited)	For the Period Ended April 30, 2026* (unaudited)	For the Period Ended April 30, 2026* (unaudited)	For the Period Ended April 30, 2026* (unaudited)
NET ASSET VALUE, Beginning of Period	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a).	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	1.58	0.71	1.76	0.77	1.05	0.53
Total income (loss) from operations.	1.56	0.69	1.74	0.75	1.03	0.51
NET ASSET VALUE, End of Period	$26.56	$25.69	$26.74	$25.75	$26.03	$25.51
MARKET PRICE, End of Period	$26.59	$25.72	$26.73	$25.74	$26.10	$25.56
NET ASSET VALUE, Total Return(b)	6.25%	2.75%	6.95%	3.00%	4.13%	2.03%
MARKET PRICE, Total Return(c)	6.38%	2.86%	6.92%	2.96%	4.42%	2.22%
Net assets, End of Period ($ thousands)	$6,640	$5,780	$6,016	$5,794	$5,857	$5,739
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%†	0.74%†	0.74%†	0.74%†
Net Investment Income	(0.73)%†	(0.73)%†	(0.72)%†	(0.72)%†	(0.73)%†	(0.73)%†
Portfolio turnover(d)	—	—	—	—	—	—

*
The Fund commenced operations on March 31, 2026.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

152

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Financial Highlights(continued)

	AllianzIM Buffer20 Allocation ETF		AllianzIM Buffer15 Uncapped Allocation ETF		AllianzIM 6 Month Buffer10 Allocation ETF
	For the Six Months Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025*	For the Six Months Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025**	For the Six Months Ended April 30, 2026 (unaudited)	For the Period Ended October 31, 2025*
NET ASSET VALUE, Beginning of Period	$27.05	$24.96	$28.25	$25.01	$27.07	$24.96
Income (loss) from operations:
Net investment income (loss)(a).	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	1.19	2.10	0.99	3.25	1.40	2.12
Total income (loss) from operations.	1.18	2.09	0.98	3.24	1.39	2.11
NET ASSET VALUE, End of Period	$28.23	$27.05	$29.23	$28.25	$28.46	$27.07
MARKET PRICE, End of Period	$28.24	$27.08	$29.18	$28.29	$28.48	$27.09
NET ASSET VALUE, Total Return(b)	4.38%	8.35%	3.48%	12.96%	5.13%	8.48%
MARKET PRICE, Total Return(c)	4.28%	8.48%	3.14%	13.13%	5.14%	8.54%
Net assets, End of Period ($ thousands)	$70,582	$41,249	$150,559	$86,874	$53,367	$37,902
Ratios of Average Net Assets
Total Expenses	0.10%†	0.10%†	0.10%†	0.10%†	0.10%†	0.10%†
Net Expenses	0.05%†	0.05%†	0.05%†	0.05%†	0.05%†	0.05%†
Gross Investment Income	(0.10)%†	(0.10)%†	(0.10)%†	(0.10)%†	(0.10)%†	(0.10)%†
Net Investment Income	(0.05)%†	(0.05)%†	(0.05)%†	(0.05)%†	(0.05)%†	(0.05)%†
Portfolio turnover(d)	—	—	—	—	—	—

*
The Fund commenced operations on January 7, 2025.
**
The Fund commenced operations on March 5, 2025.
†
Annualized.
(a)
Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

153

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
April 30, 2026 (unaudited)
NOTE 1 – ORGANIZATION
The AIM ETF Products Trust (the “Trust”) is a Delaware statutory trust organized on December 17, 2019. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The following are fifty-eight separate series of the Trust (each, a “Fund” and collectively, the “Funds”):
Fund Name	Commencement of Operations
AllianzIM U.S. Equity Buffer10 Jan ETF	December 31, 2020
AllianzIM U.S. Equity Buffer10 Feb ETF	January 31, 2023
AllianzIM U.S. Equity Buffer10 Mar ETF	February 28, 2023
AllianzIM U.S. Equity Buffer10 Apr ETF	May 28, 2020
AllianzIM U.S. Equity Buffer10 May ETF	April 28, 2023
AllianzIM U.S. Equity Buffer10 Jun ETF	May 31, 2023
AllianzIM U.S. Equity Buffer10 Jul ETF	June 30, 2020
AllianzIM U.S. Equity Buffer10 Aug ETF	July 31, 2023
AllianzIM U.S. Equity Buffer10 Sep ETF	August 31, 2023
AllianzIM U.S. Equity Buffer10 Oct ETF	September 30, 2020
AllianzIM U.S. Equity Buffer10 Nov ETF	October 31, 2022
AllianzIM U.S. Equity Buffer10 Dec ETF	November 30, 2022
AllianzIM U.S. Equity Buffer20 Jan ETF	December 31, 2020
AllianzIM U.S. Equity Buffer20 Feb ETF	January 31, 2023
AllianzIM U.S. Equity Buffer20 Mar ETF	February 28, 2023
AllianzIM U.S. Equity Buffer20 Apr ETF	May 28, 2020
AllianzIM U.S. Equity Buffer20 May ETF	April 28, 2023
AllianzIM U.S. Equity Buffer20 Jun ETF	May 31, 2023
AllianzIM U.S. Equity Buffer20 Jul ETF	June 30, 2020
AllianzIM U.S. Equity Buffer20 Aug ETF	July 31, 2023
AllianzIM U.S. Equity Buffer20 Sep ETF	August 31, 2023
AllianzIM U.S. Equity Buffer20 Oct ETF	September 30, 2020
AllianzIM U.S. Equity Buffer20 Nov ETF	October 31, 2022
AllianzIM U.S. Equity Buffer20 Dec ETF	November 30, 2022
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	December 31, 2024
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	January 31, 2025
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	February 28, 2025
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	March 28, 2024
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	April 30, 2024
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	May 31, 2024
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	June 28, 2024
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	July 31, 2024
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	August 30, 2024
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	September 30, 2024
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	October 31, 2024
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	November 29, 2024
AllianzIM International Equity Buffer15 Uncapped Jan ETF	January 30, 2026
AllianzIM International Equity Buffer15 Uncapped Apr ETF	March 31, 2026
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	December 31, 2021
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	January 31, 2024
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	February 29, 2024
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	September 30, 2021

154

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
Fund Name	Commencement of Operations
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	April 30, 2024
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	May 31, 2024
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	January 31, 2024
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	March 28, 2024
AllianzIM U.S. Equity Buffer5 ETF	March 31, 2026
AllianzIM U.S. Equity Buffer15 ETF	June 30, 2025
AllianzIM U.S. Equity Buffer100 Protection ETF	June 30, 2025
AllianzIM Growth-100 Buffer5 ETF	March 31, 2026
AllianzIM Growth-100 Buffer15 ETF	March 31, 2026
AllianzIM U.S. Small Cap Buffer5 ETF	March 31, 2026
AllianzIM U.S. Small Cap Buffer15 ETF	March 31, 2026
AllianzIM International Equity Buffer5 ETF	March 31, 2026
AllianzIM International Equity Buffer15 ETF	March 31, 2026
AllianzIM Buffer20 Allocation ETF	January 7, 2025
AllianzIM Buffer15 Uncapped Allocation ETF	March 5, 2025
AllianzIM 6 Month Buffer10 Allocation ETF	January 7, 2025

The Funds’ investment adviser is Allianz Investment Management LLC (the “Adviser”). The Funds’ distributor is Foreside Fund Services, LLC (the “Distributor”).
The following table details the respective Underlying Index (the “Underlying Index”) and respective Underlying ETF (the “Underlying ETF”) of each Fund.
Fund Name	Underlying Index	Underlying ETF(1)
AllianzIM U.S. Equity Buffer10 Jan ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer10 Feb ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer10 Mar ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer10 Apr ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer10 May ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer10 Jun ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer10 Jul ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer10 Aug ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer10 Sep ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer10 Oct ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer10 Nov ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer10 Dec ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer20 Jan ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer20 Feb ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer20 Mar ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer20 Apr ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer20 May ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer20 Jun ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer20 Jul ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer20 Aug ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer20 Sep ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer20 Oct ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer20 Nov ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer20 Dec ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust

155

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
Fund Name	Underlying Index	Underlying ETF(1)
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM International Equity Buffer15 Uncapped Jan ETF	MSCI EAFE(3)	iShares® MSCI EAFE ETF
AllianzIM International Equity Buffer15 Uncapped Apr ETF	MSCI EAFE(3)	iShares® MSCI EAFE ETF
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S Equity Buffer5 ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer15 ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM U.S. Equity Buffer100 Protection ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM Growth-100 Buffer5 ETF	Nasdaq-100(4)	Invesco QQQ TrustSM, Series 1
AllianzIM Growth-100 Buffer15 ETF	Nasdaq-100(4)	Invesco QQQ TrustSM, Series 1
AllianzIM U.S. Small Cap Buffer5 ETF	Russell 2000®(5)	iShares® Russell 2000 ETF
AllianzIM U.S. Small Cap Buffer15 ETF	Russell 2000®(5)	iShares® Russell 2000 ETF
AllianzIM International Equity Buffer5 ETF	MSCI EAFE(3)	iShares® MSCI EAFE ETF
AllianzIM International Equity Buffer15 ETF	MSCI EAFE(3)	iShares® MSCI EAFE ETF
AllianzIM Buffer20 Allocation ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM Buffer15 Uncapped Allocation ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust
AllianzIM 6 Month Buffer10 Allocation ETF	S&P 500®(2)	SPDR® S&P 500® ETF Trust

(1)
Each Underlying ETF seeks to achieve its investment objective by using an indexing approach to track the investment results of the Underlying Index.
(2)
S&P 500® Index is a large-cap, market-weighted, U.S. equities index.
(3)
MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure large and mid-capitalization equity market performance of developed markets outside of the U.S. and Canada.
(4)
Nasdaq-100 Index includes companies with growth characteristics.
(5)
Russell 2000® Index measures the performance of the small-capitalization sector of the U.S. equity market.
AllianzIM U.S. Equity Buffer10 Jan ETF, AllianzIM U.S. Equity Buffer10 Feb ETF, AllianzIM U.S. Equity Buffer10 Mar ETF, AllianzIM U.S. Equity Buffer10 Apr ETF, AllianzIM U.S. Equity Buffer10 May ETF, AllianzIM U.S. Equity Buffer10 Jun ETF, AllianzIM U.S. Equity Buffer10 Jul ETF, AllianzIM U.S. Equity Buffer10 Aug ETF, AllianzIM U.S. Equity Buffer10 Sep ETF, AllianzIM U.S. Equity Buffer10 Oct ETF, AllianzIM U.S. Equity Buffer10 Nov ETF and AllianzIM U.S. Equity Buffer10 Dec ETF (collectively, the “Buffer10 ETFs”), and AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF, AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF, AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF, AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF, AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF and AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF (collectively, the “6 Month Buffer10 ETFs”) seek to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the share price returns of their respective Underlying ETF, up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.

156

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
AllianzIM U.S. Equity Buffer20 Jan ETF, AllianzIM U.S. Equity Buffer20 Feb ETF, AllianzIM U.S. Equity Buffer20 Mar ETF, AllianzIM U.S. Equity Buffer20 Apr ETF, AllianzIM U.S. Equity Buffer20 May ETF, AllianzIM U.S. Equity Buffer20 Jun ETF, AllianzIM U.S. Equity Buffer20 Jul ETF, AllianzIM U.S. Equity Buffer20 Aug ETF, AllianzIM U.S. Equity Buffer20 Sep ETF, AllianzIM U.S. Equity Buffer20 Oct ETF, AllianzIM U.S. Equity Buffer20 Nov ETF and AllianzIM U.S. Equity Buffer20 Dec ETF (collectively, the “Buffer20 ETFs”) seek to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the share price returns of their respective Underlying ETF, up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF, AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF, AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF, AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF, AllianzIM U.S. Equity Buffer15 Uncapped May ETF, AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF, AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF, AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF, AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF, AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF, AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF, AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF, AllianzIM International Equity Buffer15 Uncapped Jan ETF and AllianzIM International Equity Buffer15 Uncapped Apr ETF (collectively, the “Uncapped ETFs”) seek to provide, at the end of the current Outcome Period (as defined in such Fund’s prospectus), returns that track the share price returns of their respective Underlying ETF that are in excess of a specified Spread in positive markets environments, while providing a Buffer against the first 15% of Underlying ETF losses. The stated Spread and Buffer are before Fund fees and expenses.
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF and AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF (together, the “6 Month Floor5 ETFs”) seek to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the share price returns of their respective Underlying ETF, up to a specified upside Cap, while providing a Floor with protection to a maximum loss of 5%. The stated Cap and Floor are before Fund fees and expenses.
AllianzIM U.S. Equity Buffer5 ETF, AllianzIM Growth-100 Buffer5 ETF, AllianzIM U.S. Small Cap Buffer5 ETF, and AllianzIM International Equity Buffer5 ETF (collectively, the “Buffer5 ETFs”) seek to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the share price returns of its respective Underlying ETF, up to a specified upside Cap, while providing a Buffer against the first 5% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.
AllianzIM U.S. Equity Buffer15 ETF, AllianzIM Growth-100 Buffer15 ETF, AllianzIM U.S. Small Cap Buffer15 ETF, and AllianzIM International Equity Buffer15 ETF (collectively, the “Buffer15 ETFs”) seek to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the share price returns of its respective Underlying ETF, up to a specified upside Cap, while providing a Buffer against the first 15% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.
AllianzIM U.S. Equity Buffer100 Protection ETF seeks to provide, at the end of the current Outcome Period (as defined in such Fund’s prospectus), returns that track the share price returns of its respective Underlying ETF, subject to a Participation Rate (as defined in such Fund’s prospectus), while providing a downside protection buffer against 100% of Underlying ETF losses, after taking into account the Fund’s annualized management fee.
AllianzIM Buffer20 Allocation ETF, AllianzIM Buffer15 Uncapped Allocation ETF and AllianzIM 6 Month Buffer10 Allocation ETF (together, the “Allocation ETFs”) seek to provide capital appreciation with downside risk mitigation. Each Allocation ETF is a “fund of funds”, which means that it seeks to achieve its investment objective by investing primarily in a portfolio of underlying AllianzIM ETFs (the “Underlying Buffer ETFs”).
Each Fund is a separate series of the Trust, and each share of a Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for a Fund’s shares and all assets of a Fund belong solely to that Fund and would be subject to liabilities related thereto.
The net asset value (“NAV”) is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE” or “Exchange”) is open for business. NAV is calculated for each Fund by taking the market price of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of shares outstanding. The result, rounded to the nearest cent, is the NAV per share.

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require the use of estimates and assumptions to be made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.
a. Basis of Presentation
The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). Each Fund is an investment company and follows the accounting and reporting guidance in FASB Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”
b. Investment Valuation
The Funds’ investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board has designated the Adviser as the valuation designee for the Funds under Rule 2a-5 under the 1940 Act. As the valuation designee, the Adviser fair values the Funds’ portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLexible EXchange® Options (“FLEX Options”) listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the NYSE. However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:
•
Level 1 — unadjusted quoted prices in active markets for identical assets
•
Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

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April 30, 2026 (unaudited)(continued)
•
Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.
The following tables summarize the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of April 30, 2026:
AllianzIM U.S. Equity Buffer10 Jan ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$65,666,455	$—	$65,666,455
Option Purchased - Puts	—	2,265,245	—	2,265,245
Short-Term Investments
Time Deposits	92,788	—	—	92,788
Total Assets	$92,788	$67,931,700	$—	$68,024,488
Liabilities
Call Options Written	$—	$(1,268,099)	$—	$(1,268,099)
Put Options Written	—	(1,222,741)	—	(1,222,741)
Total Liabilities	$—	$(2,490,840)	$—	$(2,490,840)

AllianzIM U.S. Equity Buffer10 Feb ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$159,367,464	$—	$—	$159,367,464
Option Purchased - Puts	6,418,040	—	—	6,418,040
Short-Term Investments
Time Deposits	115,784	—	—	115,784
Total Assets	$165,901,288	$—	$—	$165,901,288
Liabilities
Call Options Written	$(3,037,048)	$—	$—	$(3,037,048)
Put Options Written	(3,497,888)	—	—	(3,497,888)
Total Liabilities	$(6,534,936)	$—	$—	$(6,534,936)

AllianzIM U.S. Equity Buffer10 Mar ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$29,853,291	$—	$29,853,291
Option Purchased - Puts	—	1,206,742	—	1,206,742
Short-Term Investments
Time Deposits	45,171	—	—	45,171
Total Assets	$45,171	$31,060,033	$—	$31,105,204
Liabilities
Call Options Written	$—	$(737,238)	$—	$(737,238)
Put Options Written	—	(687,026)	—	(687,026)
Total Liabilities	$—	$(1,424,264)	$—	$(1,424,264)

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
AllianzIM U.S. Equity Buffer10 Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$48,910,935	$—	$48,910,935
Option Purchased - Puts	—	1,617,977	—	1,617,977
Total Assets	$—	$50,528,912	$—	$50,528,912
Liabilities
Call Options Written	$—	$(2,356,712)	$—	$(2,356,712)
Put Options Written	—	(960,393)	—	(960,393)
Total Liabilities	$—	$(3,317,105)	$—	$(3,317,105)

AllianzIM U.S. Equity Buffer10 May ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$119,734,039	$—	$—	$119,734,039
Option Purchased - Puts	7,020,871	—	—	7,020,871
Short-Term Investments
Time Deposits	122,831	—	—	122,831
Total Assets	$126,877,741	$—	$—	$126,877,741
Liabilities
Call Options Written	$(1,862,300)	$—	$—	$(1,862,300)
Put Options Written	(4,135,999)	—	—	(4,135,999)
Total Liabilities	$(5,998,299)	$—	$—	$(5,998,299)

AllianzIM U.S. Equity Buffer10 Jun ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$20,999,849	$—	$20,999,849
Option Purchased - Puts	—	10,543	—	10,543
Short-Term Investments
Time Deposits	143,497	—	—	143,497
Total Assets	$143,497	$21,010,392	$—	$21,153,889
Liabilities
Call Options Written	$—	$(1,235,670)	$—	$(1,235,670)
Put Options Written	—	(4,157)	—	(4,157)
Total Liabilities	$—	$(1,239,827)	$—	$(1,239,827)

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April 30, 2026 (unaudited)(continued)
AllianzIM U.S. Equity Buffer10 Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$81,986,686	$—	$81,986,686
Option Purchased - Puts	—	257,041	—	257,041
Short-Term Investments
Time Deposits	383,337	—	—	383,337
Total Assets	$383,337	$82,243,727	$—	$82,627,064
Liabilities
Call Options Written	$—	$(2,650,972)	$—	$(2,650,972)
Put Options Written	—	(111,543)	—	(111,543)
Total Liabilities	$—	$(2,762,515)	$—	$(2,762,515)

AllianzIM U.S. Equity Buffer10 Aug ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$36,115,841	$—	$36,115,841
Option Purchased - Puts	—	263,488	—	263,488
Short-Term Investments
Time Deposits	156,390	—	—	156,390
Total Assets	$156,390	$36,379,329	$—	$36,535,719
Liabilities
Call Options Written	$—	$(989,578)	$—	$(989,578)
Put Options Written	—	(119,115)	—	(119,115)
Total Liabilities	$—	$(1,108,693)	$—	$(1,108,693)

AllianzIM U.S. Equity Buffer10 Sep ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$107,338,697	$—	$107,338,697
Option Purchased - Puts	—	1,295,854	—	1,295,854
Short-Term Investments
Time Deposits	360,364	—	—	360,364
Total Assets	$360,364	$108,634,551	$—	$108,994,915
Liabilities
Call Options Written	$—	$(2,790,648)	$—	$(2,790,648)
Put Options Written	—	(605,919)	—	(605,919)
Total Liabilities	$—	$(3,396,567)	$—	$(3,396,567)

161

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
AllianzIM U.S. Equity Buffer10 Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$59,314,868	$—	$59,314,868
Option Purchased - Puts	—	1,178,352	—	1,178,352
Short-Term Investments
Time Deposits	180,983	—	—	180,983
Total Assets	$180,983	$60,493,220	$—	$60,674,203
Liabilities
Call Options Written	$—	$(958,012)	$—	$(958,012)
Put Options Written	—	(561,011)	—	(561,011)
Total Liabilities	$—	$(1,519,023)	$—	$(1,519,023)

AllianzIM U.S. Equity Buffer10 Nov ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$32,530,439	$—	$32,530,439
Option Purchased - Puts	—	896,553	—	896,553
Short-Term Investments
Time Deposits	75,713	—	—	75,713
Total Assets	$75,713	$33,426,992	$—	$33,502,705
Liabilities
Call Options Written	$—	$(300,819)	$—	$(300,819)
Put Options Written	—	(443,802)	—	(443,802)
Total Liabilities	$—	$(744,621)	$—	$(744,621)

AllianzIM U.S. Equity Buffer10 Dec ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$120,919,542	$—	$120,919,542
Option Purchased - Puts	—	3,774,764	—	3,774,764
Short-Term Investments
Time Deposits	285,002	—	—	285,002
Total Assets	$285,002	$124,694,306	$—	$124,979,308
Liabilities
Call Options Written	$—	$(1,536,600)	$—	$(1,536,600)
Put Options Written	—	(1,965,503)	—	(1,965,503)
Total Liabilities	$—	$(3,502,103)	$—	$(3,502,103)

162

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April 30, 2026 (unaudited)(continued)
AllianzIM U.S. Equity Buffer20 Jan ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$346,579,851	$—	$346,579,851
Option Purchased - Puts	—	11,971,605	—	11,971,605
Short-Term Investments
Time Deposits	755,276	—	—	755,276
Total Assets	$755,276	$358,551,456	$—	$359,306,732
Liabilities
Call Options Written	$—	$(13,658,761)	$—	$(13,658,761)
Put Options Written	—	(3,477,749)	—	(3,477,749)
Total Liabilities	$—	$(17,136,510)	$—	$(17,136,510)

AllianzIM U.S. Equity Buffer20 Feb ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$195,719,007	$—	$—	$195,719,007
Option Purchased - Puts	7,893,699	—	—	7,893,699
Short-Term Investments
Time Deposits	226,523	—	—	226,523
Total Assets	$203,839,229	$—	$—	$203,839,229
Liabilities
Call Options Written	$(7,269,713)	$—	$—	$(7,269,713)
Put Options Written	(2,299,913)	—	—	(2,299,913)
Total Liabilities	$(9,569,626)	$—	$—	$(9,569,626)

AllianzIM U.S. Equity Buffer20 Mar ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$85,936,424	$—	$85,936,424
Option Purchased - Puts	—	3,478,016	—	3,478,016
Short-Term Investments
Time Deposits	87,928	—	—	87,928
Total Assets	$87,928	$89,414,440	$—	$89,502,368
Liabilities
Call Options Written	$—	$(3,923,377)	$—	$(3,923,377)
Put Options Written	—	(1,113,792)	—	(1,113,792)
Total Liabilities	$—	$(5,037,169)	$—	$(5,037,169)

163

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
AllianzIM U.S. Equity Buffer20 Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$205,604,629	$—	$205,604,629
Option Purchased - Puts	—	6,809,552	—	6,809,552
Short-Term Investments
Time Deposits	13,784	—	—	13,784
Total Assets	$13,784	$212,414,181	$—	$212,427,965
Liabilities
Call Options Written	$—	$(15,777,491)	$—	$(15,777,491)
Put Options Written	—	(2,387,852)	—	(2,387,852)
Total Liabilities	$—	$(18,165,343)	$—	$(18,165,343)

AllianzIM U.S. Equity Buffer20 May ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$203,732,796	$—	$—	$203,732,796
Option Purchased - Puts	11,967,674	—	—	11,967,674
Short-Term Investments
Time Deposits	456,755	—	—	456,755
Total Assets	$216,157,225	$—	$—	$216,157,225
Liabilities
Call Options Written	$(6,211,436)	$—	$—	$(6,211,436)
Put Options Written	(3,995,947)	—	—	(3,995,947)
Total Liabilities	$(10,207,383)	$—	$—	$(10,207,383)

AllianzIM U.S. Equity Buffer20 Jun ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$66,279,709	$—	$66,279,709
Option Purchased - Puts	—	33,343	—	33,343
Short-Term Investments
Time Deposits	350,777	—	—	350,777
Total Assets	$350,777	$66,313,052	$—	$66,663,829
Liabilities
Call Options Written	$—	$(6,292,564)	$—	$(6,292,564)
Put Options Written	—	(6,496)	—	(6,496)
Total Liabilities	$—	$(6,299,060)	$—	$(6,299,060)

164

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April 30, 2026 (unaudited)(continued)
AllianzIM U.S. Equity Buffer20 Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$336,680,197	$—	$336,680,197
Option Purchased - Puts	—	1,057,666	—	1,057,666
Short-Term Investments
Time Deposits	1,715,558	—	—	1,715,558
Total Assets	$1,715,558	$337,737,863	$—	$339,453,421
Liabilities
Call Options Written	$—	$(21,504,541)	$—	$(21,504,541)
Put Options Written	—	(229,354)	—	(229,354)
Total Liabilities	$—	$(21,733,895)	$—	$(21,733,895)

AllianzIM U.S. Equity Buffer20 Aug ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$145,092,413	$—	$145,092,413
Option Purchased - Puts	—	1,060,381	—	1,060,381
Short-Term Investments
Time Deposits	767,831	—	—	767,831
Total Assets	$767,831	$146,152,794	$—	$146,920,625
Liabilities
Call Options Written	$—	$(7,824,076)	$—	$(7,824,076)
Put Options Written	—	(254,890)	—	(254,890)
Total Liabilities	$—	$(8,078,966)	$—	$(8,078,966)

AllianzIM U.S. Equity Buffer20 Sep ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$222,590,625	$—	$—	$222,590,625
Option Purchased - Puts	2,740,625	—	—	2,740,625
Short-Term Investments
Time Deposits	1,148,708	—	—	1,148,708
Total Assets	$226,479,958	$—	$—	$226,479,958
Liabilities
Call Options Written	$(11,284,375)	$—	$—	$(11,284,375)
Put Options Written	(671,875)	—	—	(671,875)
Total Liabilities	$(11,956,250)	$—	$—	$(11,956,250)

165

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April 30, 2026 (unaudited)(continued)
AllianzIM U.S. Equity Buffer20 Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$576,399,442	$—	$576,399,442
Option Purchased - Puts	—	11,470,228	—	11,470,228
Short-Term Investments
Time Deposits	1,840,724	—	—	1,840,724
Total Assets	$1,840,724	$587,869,670	$—	$589,710,394
Liabilities
Call Options Written	$—	$(20,422,209)	$—	$(20,422,209)
Put Options Written	—	(2,768,676)	—	(2,768,676)
Total Liabilities	$—	$(23,190,885)	$—	$(23,190,885)

AllianzIM U.S. Equity Buffer20 Nov ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$99,002,298	$—	$99,002,298
Option Purchased - Puts	—	2,732,784	—	2,732,784
Short-Term Investments
Time Deposits	319,824	—	—	319,824
Total Assets	$319,824	$101,735,082	$—	$102,054,906
Liabilities
Call Options Written	$—	$(2,462,724)	$—	$(2,462,724)
Put Options Written	—	(688,427)	—	(688,427)
Total Liabilities	$—	$(3,151,151)	$—	$(3,151,151)

AllianzIM U.S. Equity Buffer20 Dec ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$233,646,383	$—	$233,646,383
Option Purchased - Puts	—	7,304,310	—	7,304,310
Short-Term Investments
Time Deposits	444,207	—	—	444,207
Total Assets	$444,207	$240,950,693	$—	$241,394,900
Liabilities
Call Options Written	$—	$(7,023,660)	$—	$(7,023,660)
Put Options Written	—	(1,993,266)	—	(1,993,266)
Total Liabilities	$—	$(9,016,926)	$—	$(9,016,926)

166

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$83,601,039	$—	$83,601,039
Option Purchased - Puts	—	3,755,393	—	3,755,393
Short-Term Investments
Time Deposits	173,094	—	—	173,094
Total Assets	$173,094	$87,356,432	$—	$87,529,526
Liabilities
Put Options Written	$—	$(1,179,339)	$—	$(1,179,339)
Total Liabilities	$—	$(1,179,339)	$—	$(1,179,339)

AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$48,713,501	$—	$48,713,501
Option Purchased - Puts	—	2,549,581	—	2,549,581
Short-Term Investments
Time Deposits	70,909	—	—	70,909
Total Assets	$70,909	$51,263,082	$—	$51,333,991
Liabilities
Put Options Written	$—	$(830,267)	$—	$(830,267)
Total Liabilities	$—	$(830,267)	$—	$(830,267)

AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$30,566,793	$—	$30,566,793
Option Purchased - Puts	—	1,610,941	—	1,610,941
Short-Term Investments
Time Deposits	40,003	—	—	40,003
Total Assets	$40,003	$32,177,734	$—	$32,217,737
Liabilities
Put Options Written	$—	$(548,885)	$—	$(548,885)
Total Liabilities	$—	$(548,885)	$—	$(548,885)

AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$51,056,468	$—	$51,056,468
Option Purchased - Puts	—	2,305,467	—	2,305,467
Short-Term Investments
Time Deposits	15,089	—	—	15,089
Total Assets	$15,089	$53,361,935	$—	$53,377,024
Liabilities
Put Options Written	$—	$(806,486)	$—	$(806,486)
Total Liabilities	$—	$(806,486)	$—	$(806,486)

167

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$28,494,862	$—	$—	$28,494,862
Option Purchased - Puts	2,018,280	—	—	2,018,280
Short-Term Investments
Time Deposits	175,185	—	—	175,185
Total Assets	$30,688,327	$—	$—	$30,688,327
Liabilities
Put Options Written	$(769,781)	$—	$—	$(769,781)
Total Liabilities	$(769,781)	$—	$—	$(769,781)

AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$30,198,701	$—	$30,198,701
Option Purchased - Puts	—	23,572	—	23,572
Short-Term Investments
Time Deposits	112,728	—	—	112,728
Total Assets	$112,728	$30,222,273	$—	$30,335,001
Liabilities
Put Options Written	$—	$(4,143)	$—	$(4,143)
Total Liabilities	$—	$(4,143)	$—	$(4,143)

AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$78,539,070	$—	$—	$78,539,070
Option Purchased - Puts	376,678	—	—	376,678
Short-Term Investments
Time Deposits	571,370	—	—	571,370
Total Assets	$79,487,118	$—	$—	$79,487,118
Liabilities
Put Options Written	$(80,798)	$—	$—	$(80,798)
Total Liabilities	$(80,798)	$—	$—	$(80,798)

AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$42,538,295	$—	$42,538,295
Option Purchased - Puts	—	428,729	—	428,729
Short-Term Investments
Time Deposits	193,907	—	—	193,907
Total Assets	$193,907	$42,967,024	$—	$43,160,931
Liabilities
Put Options Written	$—	$(103,578)	$—	$(103,578)
Total Liabilities	$—	$(103,578)	$—	$(103,578)

168

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$135,927,946	$—	$—	$135,927,946
Option Purchased - Puts	2,270,257	—	—	2,270,257
Short-Term Investments
Time Deposits	525,703	—	—	525,703
Total Assets	$138,723,906	$—	$—	$138,723,906
Liabilities
Put Options Written	$(569,041)	$—	$—	$(569,041)
Total Liabilities	$(569,041)	$—	$—	$(569,041)

AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$62,172,129	$—	$—	$62,172,129
Option Purchased - Puts	1,735,998	—	—	1,735,998
Short-Term Investments
Time Deposits	228,587	—	—	228,587
Total Assets	$64,136,714	$—	$—	$64,136,714
Liabilities
Put Options Written	$(427,197)	$—	$—	$(427,197)
Total Liabilities	$(427,197)	$—	$—	$(427,197)

AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$34,261,887	$—	$—	$34,261,887
Option Purchased - Puts	1,318,131	—	—	1,318,131
Short-Term Investments
Time Deposits	132,378	—	—	132,378
Total Assets	$35,712,396	$—	$—	$35,712,396
Liabilities
Put Options Written	$(345,189)	$—	$—	$(345,189)
Total Liabilities	$(345,189)	$—	$—	$(345,189)

AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$113,637,588	$—	$—	$113,637,588
Option Purchased - Puts	4,814,814	—	—	4,814,814
Short-Term Investments
Time Deposits	810,460	—	—	810,460
Total Assets	$119,262,862	$—	$—	$119,262,862
Liabilities
Put Options Written	$(1,319,628)	$—	$—	$(1,319,628)
Total Liabilities	$(1,319,628)	$—	$—	$(1,319,628)

169

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
AllianzIM International Equity Buffer15 Uncapped Jan ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$12,656,434	$—	$12,656,434
Option Purchased - Puts	—	805,074	—	805,074
Short-Term Investments
Time Deposits	18,659	—	—	18,659
Total Assets	$18,659	$13,461,508	$—	$13,480,167
Liabilities
Put Options Written	$—	$(248,009)	$—	$(248,009)
Total Liabilities	$—	$(248,009)	$—	$(248,009)

AllianzIM International Equity Buffer15 Uncapped Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$5,522,701	$—	$5,522,701
Option Purchased - Puts	—	359,175	—	359,175
Short-Term Investments
Time Deposits	563	—	—	563
Total Assets	$563	$5,881,876	$—	$5,882,439
Liabilities
Put Options Written	$—	$(127,484)	$—	$(127,484)
Total Liabilities	$—	$(127,484)	$—	$(127,484)

AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$153,969,867	$—	$153,969,867
Option Purchased - Puts	—	1,540,445	—	1,540,445
Short-Term Investments
Time Deposits	862,776	—	—	862,776
Total Assets	$862,776	$155,510,312	$—	$156,373,088
Liabilities
Call Options Written	$—	$(2,728,365)	$—	$(2,728,365)
Put Options Written	—	(453,538)	—	(453,538)
Total Liabilities	$—	$(3,181,903)	$—	$(3,181,903)

170

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$49,121,811	$—	$49,121,811
Option Purchased - Puts	—	867,130	—	867,130
Short-Term Investments
Time Deposits	245,678	—	—	245,678
Total Assets	$245,678	$49,988,941	$—	$50,234,619
Liabilities
Call Options Written	$—	$(825,468)	$—	$(825,468)
Put Options Written	—	(316,248)	—	(316,248)
Total Liabilities	$—	$(1,141,716)	$—	$(1,141,716)

AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$50,050,900	$—	$50,050,900
Option Purchased - Puts	—	1,017,164	—	1,017,164
Short-Term Investments
Time Deposits	209,334	—	—	209,334
Total Assets	$209,334	$51,068,064	$—	$51,277,398
Liabilities
Call Options Written	$—	$(1,305,717)	$—	$(1,305,717)
Put Options Written	—	(432,282)	—	(432,282)
Total Liabilities	$—	$(1,737,999)	$—	$(1,737,999)

AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$317,433,528	$—	$—	$317,433,528
Option Purchased - Puts	5,316,920	—	—	5,316,920
Short-Term Investments
Time Deposits	1,686,046	—	—	1,686,046
Total Assets	$324,436,494	$—	$—	$324,436,494
Liabilities
Call Options Written	$(19,221,335)	$—	$—	$(19,221,335)
Put Options Written	(2,582,504)	—	—	(2,582,504)
Total Liabilities	$(21,803,839)	$—	$—	$(21,803,839)

171

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$55,683,600	$—	$—	$55,683,600
Option Purchased - Puts	2,287,712	—	—	2,287,712
Short-Term Investments
Time Deposits	352,854	—	—	352,854
Total Assets	$58,324,166	$—	$—	$58,324,166
Liabilities
Call Options Written	$(963,536)	$—	$—	$(963,536)
Put Options Written	(1,076,432)	—	—	(1,076,432)
Total Liabilities	$(2,039,968)	$—	$—	$(2,039,968)

AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$32,254,038	$—	$32,254,038
Option Purchased - Puts	—	144,269	—	144,269
Short-Term Investments
Time Deposits	232,103	—	—	232,103
Total Assets	$232,103	$32,398,307	$—	$32,630,410
Liabilities
Call Options Written	$—	$(172,475)	$—	$(172,475)
Put Options Written	—	(25,497)	—	(25,497)
Total Liabilities	$—	$(197,972)	$—	$(197,972)

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$22,632,267	$—	$22,632,267
Option Purchased - Puts	—	117,908	—	117,908
Short-Term Investments
Time Deposits	74,358	—	—	74,358
Total Assets	$74,358	$22,750,175	$—	$22,824,533
Liabilities
Call Options Written	$—	$(516,139)	$—	$(516,139)
Total Liabilities	$—	$(516,139)	$—	$(516,139)

172

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$8,950,384	$—	$8,950,384
Option Purchased - Puts	—	103,460	—	103,460
Short-Term Investments
Time Deposits	24,350	—	—	24,350
Total Assets	$24,350	$9,053,844	$—	$9,078,194
Liabilities
Call Options Written	$—	$(702,624)	$—	$(702,624)
Total Liabilities	$—	$(702,624)	$—	$(702,624)

AllianzIM U.S. Equity Buffer5 ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$7,547,855	$—	$7,547,855
Option Purchased - Puts	—	41,187	—	41,187
Short-Term Investments
Time Deposits	31,190	—	—	31,190
Total Assets	$31,190	$7,589,042	$—	$7,620,232
Liabilities
Call Options Written	$—	$(393,514)	$—	$(393,514)
Put Options Written	—	(23,684)	—	(23,684)
Total Liabilities	$—	$(417,198)	$—	$(417,198)

AllianzIM U.S. Equity Buffer15 ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$35,813,725	$—	$35,813,725
Option Purchased - Puts	—	194,948	—	194,948
Short-Term Investments
Time Deposits	203,864	—	—	203,864
Total Assets	$203,864	$36,008,673	$—	$36,212,537
Liabilities
Call Options Written	$—	$(2,803,269)	$—	$(2,803,269)
Put Options Written	—	(46,890)	—	(46,890)
Total Liabilities	$—	$(2,850,159)	$—	$(2,850,159)

173

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
AllianzIM U.S. Equity Buffer100 Protection ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$39,377,559	$—	$39,377,559
Option Purchased - Puts	—	214,603	—	214,603
Short-Term Investments
Time Deposits	295,473	—	—	295,473
Total Assets	$295,473	$39,592,162	$—	$39,887,635
Liabilities
Call Options Written	$—	$(3,444,034)	$—	$(3,444,034)
Total Liabilities	$—	$(3,444,034)	$—	$(3,444,034)

AllianzIM Growth-100 Buffer5 ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$7,155,971	$—	$—	$7,155,971
Option Purchased - Puts	36,396	—	—	36,396
Short-Term Investments
Time Deposits	8,705	—	—	8,705
Total Assets	$7,201,072	$—	$—	$7,201,072
Liabilities
Call Options Written	$(589,680)	$—	$—	$(589,680)
Put Options Written	(22,248)	—	—	(22,248)
Total Liabilities	$(611,928)	$—	$—	$(611,928)

AllianzIM Growth-100 Buffer15 ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$6,492,299	$—	$6,492,299
Option Purchased - Puts	—	33,107	—	33,107
Short-Term Investments
Time Deposits	9,417	—	—	9,417
Total Assets	$9,417	$6,525,406	$—	$6,534,823
Liabilities
Call Options Written	$—	$(742,943)	$—	$(742,943)
Put Options Written	—	(8,594)	—	(8,594)
Total Liabilities	$—	$(751,537)	$—	$(751,537)

174

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
AllianzIM U.S. Small Cap Buffer5 ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$6,246,556	$—	$6,246,556
Option Purchased - Puts	—	49,820	—	49,820
Short-Term Investments
Time Deposits	35,276	—	—	35,276
Total Assets	$35,276	$6,296,376	$—	$6,331,652
Liabilities
Call Options Written	$—	$(284,669)	$—	$(284,669)
Put Options Written	—	(27,519)	—	(27,519)
Total Liabilities	$—	$(312,188)	$—	$(312,188)

AllianzIM U.S. Small Cap Buffer15 ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$6,246,141	$—	$6,246,141
Option Purchased - Puts	—	49,720	—	49,720
Short-Term Investments
Time Deposits	35,543	—	—	35,543
Total Assets	$35,543	$6,295,861	$—	$6,331,404
Liabilities
Call Options Written	$—	$(523,989)	$—	$(523,989)
Put Options Written	—	(10,031)	—	(10,031)
Total Liabilities	$—	$(534,020)	$—	$(534,020)

AllianzIM International Equity Buffer5 ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$5,794,632	$—	$—	$5,794,632
Option Purchased - Puts	89,745	—	—	89,745
Short-Term Investments
Time Deposits	28,787	—	—	28,787
Total Assets	$5,913,164	$—	$—	$5,913,164
Liabilities
Call Options Written	$(15,054)	$—	$—	$(15,054)
Put Options Written	(47,478)	—	—	(47,478)
Total Liabilities	$(62,532)	$—	$—	$(62,532)

175

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
AllianzIM International Equity Buffer15 ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$5,790,168	$—	$5,790,168
Option Purchased - Puts	—	91,007	—	91,007
Short-Term Investments
Time Deposits	38,785	—	—	38,785
Total Assets	$38,785	$5,881,175	$—	$5,919,960
Liabilities
Call Options Written	$—	$(157,176)	$—	$(157,176)
Put Options Written	—	(20,236)	—	(20,236)
Total Liabilities	$—	$(177,412)	$—	$(177,412)

AllianzIM Buffer20 Allocation ETF
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange-Traded Funds	$70,576,298	$—	$—	$70,576,298
Short-Term Investments
Time Deposits	8,715	—	—	8,715
Total Assets	$70,585,013	$—	$—	$70,585,013

AllianzIM Buffer15 Uncapped Allocation ETF
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange-Traded Funds	$150,554,167	$—	$—	$150,554,167
Short-Term Investments
Time Deposits	10,330	—	—	10,330
Total Assets	$150,564,497	$—	$—	$150,564,497

AllianzIM 6 Month Buffer10 Allocation ETF
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange-Traded Funds	$53,368,465	$—	$—	$53,368,465
Short-Term Investments
Time Deposits	151	—	—	151
Total Assets	$53,368,616	$—	$—	$53,368,616

c. Derivatives
FLEX Options - Each Fund, with the exception of the Allocation ETFs, intends to invest substantially all of its assets in FLEX Options on the Underlying ETF (as described above). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse.
The Funds that invest in FLEX Options on the Underlying ETF will not receive or benefit from any dividend payments made by the Underlying ETF.
Options on ETF - The FLEX Options in which each Fund, other than the Allocation ETFs, invests are both purchased and written put and call options on the Underlying ETF. The Funds may also invest in other types of options. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price.

176

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
The Funds purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right, but not the obligation, to sell an asset (or, in the case of certain put options, to receive a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or, in the case of an certain put options, to deliver a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) at a certain defined price. Call options give the holder (i.e., the buyer) the right, but not the obligation, to buy an asset (or, in the case of certain call options, to receive a cash settlement equal to the amount by which the value of the asset exceeds the strike price of the option, times a specified multiple) and the seller (i.e., the writer) the obligation to sell the asset (or, in the case of certain call options, to deliver a cash settlement equal to the amount by which the value of the asset exceeds the strike price of the option, times a specified multiple) at a certain defined price.
d. Summary of Derivatives Information
The following tables present the value of derivatives held as of April 30, 2026, by the primary underlying risk exposure and respective location in the Statements of Assets and Liabilities:
	Statements of Assets and Liabilities Location
Equity contracts	Investments, at value	Options Contracts Written, at value
AllianzIM U.S. Equity Buffer10 Jan ETF	$67,931,700	$(2,490,840)
AllianzIM U.S. Equity Buffer10 Feb ETF	165,785,504	(6,534,936)
AllianzIM U.S. Equity Buffer10 Mar ETF	31,060,033	(1,424,264)
AllianzIM U.S. Equity Buffer10 Apr ETF	50,528,912	(3,317,105)
AllianzIM U.S. Equity Buffer10 May ETF	126,754,910	(5,998,299)
AllianzIM U.S. Equity Buffer10 Jun ETF	21,010,392	(1,239,827)
AllianzIM U.S. Equity Buffer10 Jul ETF	82,243,727	(2,762,515)
AllianzIM U.S. Equity Buffer10 Aug ETF	36,379,329	(1,108,693)
AllianzIM U.S. Equity Buffer10 Sep ETF	108,634,551	(3,396,567)
AllianzIM U.S. Equity Buffer10 Oct ETF	60,493,220	(1,519,023)
AllianzIM U.S. Equity Buffer10 Nov ETF	33,426,992	(744,621)
AllianzIM U.S. Equity Buffer10 Dec ETF	124,694,306	(3,502,103)
AllianzIM U.S. Equity Buffer20 Jan ETF	358,551,456	(17,136,510)
AllianzIM U.S. Equity Buffer20 Feb ETF	203,612,706	(9,569,626)
AllianzIM U.S. Equity Buffer20 Mar ETF	89,414,440	(5,037,169)
AllianzIM U.S. Equity Buffer20 Apr ETF	212,414,181	(18,165,343)
AllianzIM U.S. Equity Buffer20 May ETF	215,700,470	(10,207,383)
AllianzIM U.S. Equity Buffer20 Jun ETF	66,313,052	(6,299,060)
AllianzIM U.S. Equity Buffer20 Jul ETF	337,737,863	(21,733,895)
AllianzIM U.S. Equity Buffer20 Aug ETF	146,152,794	(8,078,966)
AllianzIM U.S. Equity Buffer20 Sep ETF	225,331,250	(11,956,250)
AllianzIM U.S. Equity Buffer20 Oct ETF	587,869,670	(23,190,885)
AllianzIM U.S. Equity Buffer20 Nov ETF	101,735,082	(3,151,151)
AllianzIM U.S. Equity Buffer20 Dec ETF	240,950,693	(9,016,926)
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	87,356,432	(1,179,339)
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	51,263,082	(830,267)
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	32,177,734	(548,885)
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	53,361,935	(806,486)
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	30,513,142	(769,781)
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	30,222,273	(4,143)
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	78,915,748	(80,798)
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	42,967,024	(103,578)
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	138,198,203	(569,041)

177

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
	Statements of Assets and Liabilities Location
Equity contracts	Investments, at value	Options Contracts Written, at value
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	$63,908,127	$(427,197)
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	35,580,018	(345,189)
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	118,452,402	(1,319,628)
AllianzIM International Equity Buffer15 Uncapped Jan ETF	13,461,508	(248,009)
AllianzIM International Equity Buffer15 Uncapped Apr ETF	5,881,876	(127,484)
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	155,510,312	(3,181,903)
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	49,988,941	(1,141,716)
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	51,068,064	(1,737,999)
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	322,750,448	(21,803,839)
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	57,971,312	(2,039,968)
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	32,398,307	(197,972)
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	22,750,175	(516,139)
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	9,053,844	(702,624)
AllianzIM U.S. Equity Buffer5 ETF	7,589,042	(417,198)
AllianzIM U.S. Equity Buffer15 ETF	36,008,673	(2,850,159)
AllianzIM U.S. Equity Buffer100 Protection ETF	39,592,162	(3,444,034)
AllianzIM Growth-100 Buffer5 ETF	7,192,367	(611,928)
AllianzIM Growth-100 Buffer15 ETF	6,525,406	(751,537)
AllianzIM U.S. Small Cap Buffer5 ETF	6,296,376	(312,188)
AllianzIM U.S. Small Cap Buffer15 ETF	6,295,861	(534,020)
AllianzIM International Equity Buffer5 ETF	5,884,377	(62,532)
AllianzIM International Equity Buffer15 ETF	5,881,175	(177,412)

The following tables present the effect of derivatives in the Statements of Operations for the period ended April 30, 2026, by primary underlying risk exposure:
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statements of Operations	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Equity contracts
AllianzIM U.S. Equity Buffer10 Jan ETF	$(2,116,221)	$15,014	$8,984,518
AllianzIM U.S. Equity Buffer10 Feb ETF	(6,362,485)	(667)	24,402,442
AllianzIM U.S. Equity Buffer10 Mar ETF	(1,186,224)	187,741	4,492,206
AllianzIM U.S. Equity Buffer10 Apr ETF	(2,523,210)	261,106	7,798,465
AllianzIM U.S. Equity Buffer10 May ETF	(354,255)	(1,505,661)	4,721,783
AllianzIM U.S. Equity Buffer10 Jun ETF	950	1,190	285,635
AllianzIM U.S. Equity Buffer10 Jul ETF	49,461	(20,869)	690,184
AllianzIM U.S. Equity Buffer10 Aug ETF	7,680	(229)	222,134
AllianzIM U.S. Equity Buffer10 Sep ETF	(1,092)	(2,262)	74,694
AllianzIM U.S. Equity Buffer10 Oct ETF	(41,345)	3,925	261,193
AllianzIM U.S. Equity Buffer10 Nov ETF	(97)	584	—
AllianzIM U.S. Equity Buffer10 Dec ETF	(4,221,119)	622,630	14,690,348
AllianzIM U.S. Equity Buffer20 Jan ETF	(11,829,695)	(8,062,001)	47,843,124
AllianzIM U.S. Equity Buffer20 Feb ETF	(2,263,546)	(1,836,581)	14,191,299
AllianzIM U.S. Equity Buffer20 Mar ETF	(3,451,874)	(1,607,362)	11,346,124
AllianzIM U.S. Equity Buffer20 Apr ETF	(10,022,843)	(3,769,511)	30,250,325
AllianzIM U.S. Equity Buffer20 May ETF	(1,426,963)	(8,601,368)	17,503,975
AllianzIM U.S. Equity Buffer20 Jun ETF	20,575	(10,238)	583,023
AllianzIM U.S. Equity Buffer20 Jul ETF	90,581	(52,386)	736,057

178

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statements of Operations	Options Contracts Purchased	Options Contracts Written	Redemptions In-Kind
Equity contracts (continued)
AllianzIM U.S. Equity Buffer20 Aug ETF	$24,222	$(40,512)	$1,014,752
AllianzIM U.S. Equity Buffer20 Sep ETF	(7,393)	(32,328)	6,366,889
AllianzIM U.S. Equity Buffer20 Oct ETF	(92,241)	(5,959)	342,039
AllianzIM U.S. Equity Buffer20 Nov ETF	(3,952)	(450)	126,667
AllianzIM U.S. Equity Buffer20 Dec ETF	(7,207,334)	(759,673)	42,918,630
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	(4,166,673)	299	12,972,012
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	(1,639,532)	8,658	6,868,942
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	(1,451,218)	59	3,875,118
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	(3,465,522)	191	7,056,955
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	(729,096)	177	6,011,360
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	(6,749)	(37)	110,093
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	(39,643)	3,243	9,055,032
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	(1,979)	(14)	—
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	(2,264)	(110)	1,582,317
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	(40,181)	(5,834)	592,480
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	(9,086)	(974)	368,464
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	(6,110,093)	47,331	31,108,368
AllianzIM International Equity Buffer15 Uncapped Jan ETF	—	—	—
AllianzIM International Equity Buffer15 Uncapped Apr ETF	136	258	—
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	(5,781,672)	(1,674,208)	15,610,673
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	(482,896)	(311,143)	4,220,222
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	(1,721,773)	352,211	11,840,359
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	(17,283,681)	374,103	18,262,383
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	(442,203)	40,806	3,691,199
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	(1,064,765)	(1,880,614)	5,514,463
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	(232,529)	(175,210)	942,952
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	(381,955)	651	118,709
AllianzIM U.S. Equity Buffer5 ETF	(2,092)	(1,838)	—
AllianzIM U.S. Equity Buffer15 ETF	(1,691,227)	303,961	1,860,285
AllianzIM U.S. Equity Buffer100 Protection ETF	(1,828,550)	189,599	1,859,857
AllianzIM Growth-100 Buffer5 ETF	(2,272)	(4,628)	—
AllianzIM Growth-100 Buffer15 ETF	—	—	—
AllianzIM U.S. Small Cap Buffer5 ETF	62	11	—
AllianzIM U.S. Small Cap Buffer15 ETF	63	(57)	—
AllianzIM International Equity Buffer5 ETF	(147)	465	—
AllianzIM International Equity Buffer15 ETF	(236)	(24)	—

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations	Options Contracts Purchased	Options Contracts Written
Equity contracts
AllianzIM U.S. Equity Buffer10 Jan ETF	$(3,505,705)	$586,425
AllianzIM U.S. Equity Buffer10 Feb ETF	(9,056,197)	(1,116,465)
AllianzIM U.S. Equity Buffer10 Mar ETF	(1,750,921)	373,587
AllianzIM U.S. Equity Buffer10 Apr ETF	(3,481,712)	1,881,445
AllianzIM U.S. Equity Buffer10 May ETF	(3,045,074)	1,000,744
AllianzIM U.S. Equity Buffer10 Jun ETF	497,602	307,283
AllianzIM U.S. Equity Buffer10 Jul ETF	2,010,140	1,786,942

179

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations	Options Contracts Purchased	Options Contracts Written
Equity contracts (continued)
AllianzIM U.S. Equity Buffer10 Aug ETF	$895,309	$814,967
AllianzIM U.S. Equity Buffer10 Sep ETF	3,110,061	2,346,352
AllianzIM U.S. Equity Buffer10 Oct ETF	1,480,664	1,429,578
AllianzIM U.S. Equity Buffer10 Nov ETF	999,799	810,953
AllianzIM U.S. Equity Buffer10 Dec ETF	(5,547,323)	(43,106)
AllianzIM U.S. Equity Buffer20 Jan ETF	(21,182,722)	7,989,071
AllianzIM U.S. Equity Buffer20 Feb ETF	(6,694,668)	2,347,826
AllianzIM U.S. Equity Buffer20 Mar ETF	(4,419,349)	2,118,150
AllianzIM U.S. Equity Buffer20 Apr ETF	(14,688,544)	9,794,428
AllianzIM U.S. Equity Buffer20 May ETF	(11,449,115)	6,405,461
AllianzIM U.S. Equity Buffer20 Jun ETF	1,742,418	242,706
AllianzIM U.S. Equity Buffer20 Jul ETF	10,387,723	2,350,631
AllianzIM U.S. Equity Buffer20 Aug ETF	3,291,319	1,891,042
AllianzIM U.S. Equity Buffer20 Sep ETF	1,056,441	4,320,234
AllianzIM U.S. Equity Buffer20 Oct ETF	18,317,631	6,223,459
AllianzIM U.S. Equity Buffer20 Nov ETF	2,751,042	1,450,590
AllianzIM U.S. Equity Buffer20 Dec ETF	(26,551,651)	2,435,726
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	(4,886,035)	(329,141)
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	(2,675,490)	(215,714)
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	(1,363,703)	(62,010)
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	(3,557,114)	31,223
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	(3,193,793)	(469,715)
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	1,003,119	174,511
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	(3,182,722)	86,452
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	1,383,460	413,890
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	2,974,433	1,446,105
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	1,217,360	817,119
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	702,090	526,851
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	(15,183,476)	(478,295)
AllianzIM International Equity Buffer15 Uncapped Jan ETF	42,182	(10,490)
AllianzIM International Equity Buffer15 Uncapped Apr ETF	70,721	37,927
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	(4,150,887)	4,641,355
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	(2,127,869)	1,685,980
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	(13,345,161)	5,483,341
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	17,971,278	(7,113,304)
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	(4,127)	(4,128)
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	(3,014,144)	2,262,816
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	394,496	41,423
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	433,067	(316,449)
AllianzIM U.S. Equity Buffer5 ETF	439,187	(158,415)
AllianzIM U.S. Equity Buffer15 ETF	1,981,546	(1,515,097)
AllianzIM U.S. Equity Buffer100 Protection ETF	2,159,868	(1,846,156)
AllianzIM Growth-100 Buffer5 ETF	639,442	(302,745)
AllianzIM Growth-100 Buffer15 ETF	642,359	(493,597)
AllianzIM U.S. Small Cap Buffer5 ETF	421,940	(50,684)
AllianzIM U.S. Small Cap Buffer15 ETF	420,155	(258,341)
AllianzIM International Equity Buffer5 ETF	75,056	131,044
AllianzIM International Equity Buffer15 ETF	72,947	32,671

180

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
Derivatives Volume
The table below discloses the monthly average contract volume of the Funds’ options contracts traded during the period ended April 30, 2026:
	Options Contracts Purchased	Options Contracts Written
AllianzIM U.S. Equity Buffer10 Jan ETF	1,786	1,786
AllianzIM U.S. Equity Buffer10 Feb ETF	3,197	3,197
AllianzIM U.S. Equity Buffer10 Mar ETF	805	805
AllianzIM U.S. Equity Buffer10 Apr ETF	1,320	1,320
AllianzIM U.S. Equity Buffer10 May ETF	979	979
AllianzIM U.S. Equity Buffer10 Jun ETF	618	618
AllianzIM U.S. Equity Buffer10 Jul ETF	2,446	2,446
AllianzIM U.S. Equity Buffer10 Aug ETF	1,054	1,054
AllianzIM U.S. Equity Buffer10 Sep ETF	3,029	3,029
AllianzIM U.S. Equity Buffer10 Oct ETF	1,787	1,787
AllianzIM U.S. Equity Buffer10 Nov ETF	832	832
AllianzIM U.S. Equity Buffer10 Dec ETF	3,443	3,443
AllianzIM U.S. Equity Buffer20 Jan ETF	9,439	9,439
AllianzIM U.S. Equity Buffer20 Feb ETF	3,534	3,534
AllianzIM U.S. Equity Buffer20 Mar ETF	2,200	2,200
AllianzIM U.S. Equity Buffer20 Apr ETF	5,605	5,605
AllianzIM U.S. Equity Buffer20 May ETF	2,747	2,747
AllianzIM U.S. Equity Buffer20 Jun ETF	1,972	1,972
AllianzIM U.S. Equity Buffer20 Jul ETF	9,382	9,382
AllianzIM U.S. Equity Buffer20 Aug ETF	4,390	4,390
AllianzIM U.S. Equity Buffer20 Sep ETF	8,156	8,156
AllianzIM U.S. Equity Buffer20 Oct ETF	15,246	15,246
AllianzIM U.S. Equity Buffer20 Nov ETF	2,591	2,591
AllianzIM U.S. Equity Buffer20 Dec ETF	7,143	7,143
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	2,349	1,175
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	1,389	695
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	807	404
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	1,505	752
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	822	411
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	826	413
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	4,024	2,012
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	1,053	527
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	3,923	1,962
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	1,925	962
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	1,076	538
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	7,745	3,873
AllianzIM International Equity Buffer15 Uncapped Jan ETF(1)	2,090	1,045
AllianzIM International Equity Buffer15 Uncapped Apr ETF(2)	1,166	583
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	4,341	4,341
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	1,394	1,394
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	2,635	2,635
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	10,540	10,540
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	1,384	1,384
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	975	975

181

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
	Options Contracts Purchased	Options Contracts Written
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	375	187
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	301	150
AllianzIM U.S. Equity Buffer5 ETF(2)	212	212
AllianzIM U.S. Equity Buffer15 ETF	781	781
AllianzIM U.S. Equity Buffer100 Protection ETF	825	310
AllianzIM Growth-100 Buffer5 ETF(2)	216	216
AllianzIM Growth-100 Buffer15 ETF(2)	196	196
AllianzIM U.S. Small Cap Buffer5 ETF(2)	454	454
AllianzIM U.S. Small Cap Buffer15 ETF(2)	454	454
AllianzIM International Equity Buffer5 ETF(2)	1,158	1,158
AllianzIM International Equity Buffer15 ETF(2)	1,158	1,158

(1)
Positions were opened for the period January 30, 2026 (commencement of operations) through April 30, 2026.
(2)
Positions were opened for the period March 31, 2026 (commencement of operations) through April 30, 2026.
e. Securities Transactions and Net Investment Income
Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when a Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expenses.
f. Cash Equivalents
Each Fund may invest in securities with maturities of less than one year or cash equivalents, including money market funds, or each may hold cash.
g. Dividend Distributions
Dividends from net investment income, if any, are declared and paid at least annually by the Funds. The Funds distribute net realized capital gains, if any, to shareholders annually.
h. Reclassification
GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.
i. Taxes
It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and to distribute all of their taxable net investment income and capital gains, if any, to their shareholders. Therefore, no federal income tax provision is required. However, due to the timing of when distributions are made by the Funds, the Funds may be subject to an excise tax of 4% of the amount by which 98% of the Funds' annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned. Management has reviewed the tax positions and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions for open tax periods. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2026, the Funds did not incur any interest or penalties.
NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Adviser
The Adviser, located at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, furnishes investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”), subject

182

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended.
Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee for managing the Funds’ assets at the annual rate listed below. This unitary management fee is designed to pay the Funds’ ordinary operating expenses and to compensate the Adviser for the services it provides to the Funds. Under the Advisory Agreement, the Adviser pays all of the ordinary operating expenses of the Funds, excluding (i) the Funds’ investment advisory fees, (ii) acquired fund fees and expenses, (iii) payments under the Funds’ Rule 12b-1 plan (if any), (iv) brokerage expenses (including any costs incidental to transactions in portfolio securities or other instruments), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses (including expenses arising from mergers, acquisitions or similar transactions involving any Fund).
The following table details the respective management fee of each Fund, which is the percentage of the average daily net assets of each Fund.
Fund Name	Management Fee
AllianzIM U.S. Equity Buffer10 Jan ETF	0.74%
AllianzIM U.S. Equity Buffer10 Feb ETF	0.74%
AllianzIM U.S. Equity Buffer10 Mar ETF	0.74%
AllianzIM U.S. Equity Buffer10 Apr ETF	0.74%
AllianzIM U.S. Equity Buffer10 May ETF	0.74%
AllianzIM U.S. Equity Buffer10 Jun ETF	0.74%
AllianzIM U.S. Equity Buffer10 Jul ETF	0.74%
AllianzIM U.S. Equity Buffer10 Aug ETF	0.74%
AllianzIM U.S. Equity Buffer10 Sep ETF	0.74%
AllianzIM U.S. Equity Buffer10 Oct ETF	0.74%
AllianzIM U.S. Equity Buffer10 Nov ETF	0.74%
AllianzIM U.S. Equity Buffer10 Dec ETF	0.74%
AllianzIM U.S. Equity Buffer20 Jan ETF	0.74%
AllianzIM U.S. Equity Buffer20 Feb ETF	0.74%
AllianzIM U.S. Equity Buffer20 Mar ETF	0.74%
AllianzIM U.S. Equity Buffer20 Apr ETF	0.74%
AllianzIM U.S. Equity Buffer20 May ETF	0.74%
AllianzIM U.S. Equity Buffer20 Jun ETF	0.74%
AllianzIM U.S. Equity Buffer20 Jul ETF	0.74%
AllianzIM U.S. Equity Buffer20 Aug ETF	0.74%
AllianzIM U.S. Equity Buffer20 Sep ETF	0.74%
AllianzIM U.S. Equity Buffer20 Oct ETF	0.74%
AllianzIM U.S. Equity Buffer20 Nov ETF	0.74%
AllianzIM U.S. Equity Buffer20 Dec ETF	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	0.74%

183

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
Fund Name	Management Fee
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	0.74%
AllianzIM International Equity Buffer15 Uncapped Jan ETF	0.79%
AllianzIM International Equity Buffer15 Uncapped Apr ETF	0.79%
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	0.74%
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	0.74%
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	0.74%
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	0.74%
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	0.74%
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	0.74%
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	0.74%
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	0.74%
AllianzIM U.S. Equity Buffer5 ETF	0.64%
AllianzIM U.S. Equity Buffer15 ETF	0.64%
AllianzIM U.S. Equity Buffer100 Protection ETF	0.64%
AllianzIM Growth-100 Buffer5 ETF	0.74%
AllianzIM Growth-100 Buffer15 ETF	0.74%
AllianzIM U.S. Small Cap Buffer5 ETF	0.74%
AllianzIM U.S. Small Cap Buffer15 ETF	0.74%
AllianzIM International Equity Buffer5 ETF	0.74%
AllianzIM International Equity Buffer15 ETF	0.74%
AllianzIM Buffer20 Allocation ETF	0.10%
AllianzIM Buffer15 Uncapped Allocation ETF	0.10%
AllianzIM 6 Month Buffer10 Allocation ETF	0.10%

The unitary management fees are paid at the end of each outcome period, or monthly, in the case of the Allocation ETFs. The Adviser has contractually agreed to reduce the management fee of each Allocation ETF to 0.05% through at least February 28, 2027, after which the fee waiver may be terminated by the Adviser or the Allocation ETF at any time for any reason.
Other Funds’ Service Providers
Brown Brothers Harriman & Co. (“BBH”) is the Funds’ administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds and ETFs.
Foreside Fund Services, LLC (the “Distributor”), serves as the distributor of Creation Units of the Funds. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Foreside Fund Officer Services, LLC provides the Funds with a Principal Financial Officer.
Stradley Ronon Stevens and Young, LLP serves as legal counsel to the Trust.
Cohen & Company, Ltd. serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds and performing tax compliance services.
NOTE 4 – PORTFOLIO SECURITIES
There were no aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the reporting period ended April 30, 2026.
NOTE 5 – PURCHASE AND SALE OF FUND SHARES
The Funds issue and redeem shares at NAV only with Authorized Participants and only in Creation Units (large blocks of 25,000 shares) or multiples thereof, generally in exchange for the deposit or delivery of a basket of instruments (including cash in lieu of any portion of such instruments) and/or an amount of cash that each Fund specifies each day. Except when aggregated in Creation Units, the shares are not redeemable by the Funds.

184

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
Individual shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on the CBOE BZX Exchange, Inc., (the “Exchange”), and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of April 30, 2026, Allianz Life Insurance Company North America, the parent company of the Adviser (“Allianz Life”), owned more than 25% of the outstanding shares of AllianzIM International Equity Buffer15 Uncapped Jan ETF, AllianzIM International Equity Buffer15 Uncapped Apr ETF, AllianzIM U.S. Equity Buffer5 ETF, AllianzIM Growth-100 Buffer5 ETF, AllianzIM Growth-100 Buffer15 ETF, AllianzIM International Equity Buffer5 ETF, AllianzIM International Equity Buffer15 ETF, AllianzIM U.S. Small Cap Buffer5 ETF, AllianzIM U.S. Small Cap Buffer15 ETF.
NOTE 6 – AFFILIATED TRANSACTIONS
Investments in issuers considered to be affiliates of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
AllianzIM Buffer20 Allocation ETF

Affiliated Investment Company	Value as of October 31, 2025	Purchases	Sales	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Value as of April 30, 2026	Dividend Income	Shares as of April 30, 2026
AllianzIM U.S. Equity Buffer20 Dec ETF	$3,471,514	$2,345,868	$(118,176)	$16,650	$228,526	$5,944,382	$ —	169,791
AllianzIM U.S. Equity Buffer20 Jul ETF	3,477,693	2,346,058	(117,777)	16,853	187,912	5,910,739	—	146,958
AllianzIM U.S. Equity Buffer20 Mar ETF	3,433,476	2,345,973	(117,685)	15,021	225,339	5,902,124	—	166,257
AllianzIM U.S. Equity Buffer20 Aug ETF	3,470,297	2,346,258	(117,686)	16,070	185,255	5,900,194	—	176,494
AllianzIM U.S. Equity Buffer20 Feb ETF	3,427,503	2,345,976	(117,156)	15,127	209,889	5,881,339	—	168,375
AllianzIM U.S. Equity Buffer20 Sep ETF	3,451,886	2,345,971	(117,208)	15,202	184,981	5,880,832	—	179,239
AllianzIM U.S. Equity Buffer20 Jan ETF	3,428,961	2,346,448	(117,041)	14,801	205,612	5,878,781	—	154,523
AllianzIM U.S. Equity Buffer20 Oct ETF	3,438,147	2,344,746	(116,866)	14,482	193,566	5,874,075	—	146,194
AllianzIM U.S. Equity Buffer20 Nov ETF	3,431,913	2,346,073	(116,801)	14,160	197,833	5,873,178	—	168,283
AllianzIM U.S. Equity Buffer20 Jun ETF	3,461,217	2,345,994	(117,263)	15,741	164,999	5,870,688	—	171,457
AllianzIM U.S. Equity Buffer20 Apr ETF	3,334,019	2,346,504	(116,971)	14,685	292,160	5,870,397	—	160,262
AllianzIM U.S. Equity Buffer20 May ETF	3,412,440	2,345,487	(115,707)	12,889	134,460	5,789,569	—	169,162
	$41,239,066	$28,151,356	$(1,406,337)	$181,681	$2,410,532	$70,576,298	$—	1,976,995

185

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
AllianzIM Buffer15 Uncapped Allocation ETF

Affiliated Investment Company	Value as of October 31, 2025	Purchases	Sales	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Value as of April 30, 2026	Dividend Income	Shares as of April 30, 2026
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	$7,255,919	$5,401,268	$(527,098)	$74,318	$504,304	$12,708,711	$ —	383,833
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	7,246,712	5,399,865	(526,371)	73,300	439,101	12,632,607	—	397,438
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	7,240,278	5,399,650	(526,041)	71,590	382,762	12,568,239	—	406,647
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	7,232,021	5,400,011	(526,673)	68,694	388,543	12,562,596	—	429,197
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	7,232,466	5,398,334	(526,243)	69,419	384,648	12,558,624	—	416,953
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	7,245,311	5,398,138	(526,709)	71,751	362,527	12,551,018	—	410,030
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	7,263,169	5,399,024	(529,469)	73,514	343,217	12,549,455	—	418,470
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	7,225,364	5,398,349	(526,557)	67,865	380,286	12,545,307	—	434,849
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	7,228,994	5,398,599	(526,502)	68,095	362,319	12,531,505	—	424,078
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	7,231,689	5,399,794	(525,661)	67,558	326,462	12,499,842	—	434,164
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	7,192,044	5,397,692	(523,851)	61,140	364,101	12,491,126	—	439,768
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	7,262,795	5,401,104	(526,085)	72,903	144,420	12,355,137	—	399,469
	$86,856,762	$64,791,828	$(6,317,260)	$840,147	$4,382,690	$150,554,167	$—	4,994,896

AllianzIM 6 Month Buffer10 Allocation ETF

Affiliated Investment Company	Value as of October 31, 2025	Purchases	Sales	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Value as of April 30, 2026	Dividend Income	Shares as of April 30, 2026
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	$6,455,916	$2,640,327	$(467,284)	$56,090	$413,736	$9,098,785	$ —	275,679
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	6,421,815	2,639,588	(463,767)	52,155	403,075	9,052,866	—	272,351
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	6,396,584	2,638,086	(461,807)	48,879	388,746	9,010,488	—	253,461
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	6,256,920	2,638,225	(450,101)	32,960	377,427	8,855,431	—	294,350
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	6,185,821	2,638,255	(445,212)	27,055	374,192	8,780,111	—	284,976
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	6,178,495	2,638,470	(446,087)	28,656	171,250	8,570,784	—	243,314
	$37,895,551	$15,832,951	$(2,734,258)	$245,795	$2,128,426	$53,368,465	$—	1,624,131

186

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
NOTE 7 – DISTRIBUTIONS AND TAXATION OF THE FUNDS
The Funds intend to elect and qualify each year for treatment as a regulated investment company (“RIC”) under the Code. If the Funds meet certain minimum distribution requirements, each Fund, as a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
The Funds may use earnings and profits distributed to shareholders on redemption of shares (in lieu of making some cash distributions) in determining the portion of their income and gains that have been distributed. If the Funds utilize earnings and profits distributed to shareholders on redemption of shares, they will allocate a portion of their undistributed investment company taxable income and net capital gains to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that they distribute in cash.
Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. As of October 31, 2025, the following Funds have reclassifications due to permanent book-to-tax differences as a result of net operating losses, redemptions in-kind and the utilization of earnings and profits distributed to shareholders on redemption of shares.
	Paid-in Capital	Total Distributable Earnings (Accumulated Loss)
AllianzIM U.S. Equity Buffer10 Jan ETF	$17,057,054	$(17,057,054)
AllianzIM U.S. Equity Buffer10 Feb ETF	5,899,145	(5,899,145)
AllianzIM U.S. Equity Buffer10 Mar ETF	4,866,636	(4,866,636)
AllianzIM U.S. Equity Buffer10 Apr ETF	4,802,365	(4,802,365)
AllianzIM U.S. Equity Buffer10 May ETF	57,120	(57,120)
AllianzIM U.S. Equity Buffer10 Jun ETF	1,891,712	(1,891,712)
AllianzIM U.S. Equity Buffer10 Jul ETF	13,221,390	(13,221,390)
AllianzIM U.S. Equity Buffer10 Aug ETF	10,513,442	(10,513,442)
AllianzIM U.S. Equity Buffer10 Sep ETF	7,051,686	(7,051,686)
AllianzIM U.S. Equity Buffer10 Oct ETF	15,632,078	(15,632,078)
AllianzIM U.S. Equity Buffer10 Nov ETF	5,747,903	(5,747,903)
AllianzIM U.S. Equity Buffer10 Dec ETF	1,264,783	(1,264,783)
AllianzIM U.S. Equity Buffer20 Jan ETF	44,620,920	(44,620,920)
AllianzIM U.S. Equity Buffer20 Feb ETF	12,596,536	(12,596,536)
AllianzIM U.S. Equity Buffer20 Mar ETF	11,461,496	(11,461,496)
AllianzIM U.S. Equity Buffer20 Apr ETF	16,497,670	(16,497,670)
AllianzIM U.S. Equity Buffer20 May ETF	7,538,896	(7,538,896)
AllianzIM U.S. Equity Buffer20 Jun ETF	3,155,709	(3,155,709)
AllianzIM U.S. Equity Buffer20 Jul ETF	26,231,777	(26,231,777)
AllianzIM U.S. Equity Buffer20 Aug ETF	33,886,070	(33,886,070)
AllianzIM U.S. Equity Buffer20 Sep ETF	18,346,660	(18,346,660)
AllianzIM U.S. Equity Buffer20 Oct ETF	36,783,491	(36,783,491)
AllianzIM U.S. Equity Buffer20 Nov ETF	11,331,187	(11,331,187)
AllianzIM U.S. Equity Buffer20 Dec ETF	16,019,416	(16,019,416)
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	817,608	(817,608)
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	1,377,375	(1,377,375)
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	6,609	(6,609)
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	594,515	(594,515)
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	128,834	(128,834)
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	318,143	(318,143)
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	4,218,123	(4,218,123)

187

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
	Paid-in Capital	Total Distributable Earnings (Accumulated Loss)
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	$6,451,413	$(6,451,413)
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	4,006,441	(4,006,441)
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	7,442,245	(7,442,245)
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	4,864,247	(4,864,247)
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	405,785	(405,785)
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	37,304,582	(37,304,582)
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	6,933,531	(6,933,531)
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	10,386,231	(10,386,231)
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	34,808,126	(34,808,126)
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	4,915,111	(4,915,111)
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	6,183,953	(6,183,953)
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	4,365,889	(4,365,889)
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	3,641,374	(3,641,374)
AllianzIM U.S. Equity Buffer15 ETF	386,063	(386,063)
AllianzIM U.S. Equity Buffer100 Protection ETF	924,497	(924,497)
AllianzIM Buffer20 Allocation ETF	130,684	(130,684)
AllianzIM Buffer15 Uncapped Allocation ETF	414,437	(414,437)
AllianzIM 6 Month Buffer10 Allocation ETF	75,417	(75,417)

There were no distributions paid by the Funds during the year or period ended October 31, 2025.
The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of April 30, 2026 were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AllianzIM U.S. Equity Buffer10 Jan ETF	$62,972,340	$4,126,886	$(1,565,578)	$2,561,308
AllianzIM U.S. Equity Buffer10 Feb ETF	156,254,527	5,250,479	(2,138,654)	3,111,825
AllianzIM U.S. Equity Buffer10 Mar ETF	28,715,281	1,859,956	(894,297)	965,659
AllianzIM U.S. Equity Buffer10 Apr ETF	44,664,039	5,579,668	(3,031,900)	2,547,768
AllianzIM U.S. Equity Buffer10 May ETF	120,905,514	—	(26,072)	(26,072)
AllianzIM U.S. Equity Buffer10 Jun ETF	17,470,062	4,378,167	(1,934,167)	2,444,000
AllianzIM U.S. Equity Buffer10 Jul ETF	71,008,274	14,120,454	(5,264,179)	8,856,275
AllianzIM U.S. Equity Buffer10 Aug ETF	32,004,103	5,306,571	(1,883,648)	3,422,923
AllianzIM U.S. Equity Buffer10 Sep ETF	96,634,225	14,313,930	(5,349,807)	8,964,123
AllianzIM U.S. Equity Buffer10 Oct ETF	55,528,020	5,524,763	(1,897,603)	3,627,160
AllianzIM U.S. Equity Buffer10 Nov ETF	30,951,706	2,801,552	(995,174)	1,806,378
AllianzIM U.S. Equity Buffer10 Dec ETF	115,834,323	8,598,241	(2,955,359)	5,642,882
AllianzIM U.S. Equity Buffer20 Jan ETF	332,165,416	20,597,490	(10,592,684)	10,004,806
AllianzIM U.S. Equity Buffer20 Feb ETF	191,651,032	5,597,735	(2,979,164)	2,618,571
AllianzIM U.S. Equity Buffer20 Mar ETF	82,528,949	5,071,134	(3,134,884)	1,936,250
AllianzIM U.S. Equity Buffer20 Apr ETF	187,672,982	21,713,510	(15,123,870)	6,589,640
AllianzIM U.S. Equity Buffer20 May ETF	205,994,210	—	(44,368)	(44,368)
AllianzIM U.S. Equity Buffer20 Jun ETF	54,895,284	13,065,929	(7,596,444)	5,469,485
AllianzIM U.S. Equity Buffer20 Jul ETF	293,182,483	51,934,069	(27,397,026)	24,537,043
AllianzIM U.S. Equity Buffer20 Aug ETF	129,053,496	19,804,136	(10,015,973)	9,788,163
AllianzIM U.S. Equity Buffer20 Sep ETF	202,675,120	26,137,171	(14,288,583)	11,848,588
AllianzIM U.S. Equity Buffer20 Oct ETF	539,595,503	48,461,768	(21,537,762)	26,924,006

188

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AllianzIM U.S. Equity Buffer20 Nov ETF	$94,715,275	$7,055,029	$(2,866,549)	$4,188,480
AllianzIM U.S. Equity Buffer20 Dec ETF	223,782,451	14,915,695	(6,320,172)	8,595,523
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	83,037,798	5,421,107	(2,108,718)	3,312,389
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	49,027,525	2,478,229	(1,002,030)	1,476,199
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	30,550,696	1,870,649	(752,493)	1,118,156
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	48,879,016	5,826,041	(2,134,519)	3,691,522
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	29,923,360	—	(4,814)	(4,814)
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	26,485,475	5,314,002	(1,468,619)	3,845,383
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	73,967,313	9,181,274	(3,742,267)	5,439,007
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	39,452,964	5,320,384	(1,715,995)	3,604,389
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	128,196,946	15,383,579	(5,425,660)	9,957,919
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	60,553,570	5,462,506	(2,306,559)	3,155,947
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	34,143,695	2,394,619	(1,171,107)	1,223,512
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	113,888,524	7,475,223	(3,420,513)	4,054,710
AllianzIM International Equity Buffer15 Uncapped Jan ETF	13,200,466	62,579	(30,887)	31,692
AllianzIM International Equity Buffer15 Uncapped Apr ETF	5,646,307	280,651	(172,003)	108,648
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	147,387,426	10,036,234	(4,232,475)	5,803,759
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	47,637,553	2,550,428	(1,095,078)	1,455,350
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	48,103,420	2,981,868	(1,545,889)	1,435,979
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	290,222,820	35,530,394	(23,120,559)	12,409,835
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	56,296,272	—	(12,074)	(12,074)
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	30,941,327	2,545,367	(1,054,256)	1,491,111
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	21,504,653	1,621,313	(817,572)	803,741
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	8,157,719	858,053	(640,202)	217,851
AllianzIM U.S. Equity Buffer5 ETF	6,922,262	742,013	(461,241)	280,772
AllianzIM U.S. Equity Buffer15 ETF	32,722,819	3,501,296	(2,861,737)	639,559
AllianzIM U.S. Equity Buffer100 Protection ETF	35,963,944	3,551,633	(3,071,976)	479,657
AllianzIM Growth-100 Buffer5 ETF	6,252,447	973,877	(637,180)	336,697
AllianzIM Growth-100 Buffer15 ETF	5,634,524	904,916	(756,154)	148,762
AllianzIM U.S. Small Cap Buffer5 ETF	5,648,208	790,977	(419,721)	371,256
AllianzIM U.S. Small Cap Buffer15 ETF	5,635,570	702,048	(540,234)	161,814
AllianzIM International Equity Buffer5 ETF	5,644,532	385,081	(178,981)	206,100
AllianzIM International Equity Buffer15 ETF	5,636,930	293,683	(188,065)	105,618
AllianzIM Buffer20 Allocation ETF	65,329,924	5,255,089	—	5,255,089
AllianzIM Buffer15 Uncapped Allocation ETF	139,976,535	10,587,962	—	10,587,962
AllianzIM 6 Month Buffer10 Allocation ETF	48,800,606	4,568,010	—	4,568,010

NOTE 8 – INDEMNIFICATION
The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
NOTE 9 – RISK OF INVESTING IN THE FUNDS
The Funds’ investment strategies are different from more typical investment products, and the Funds may be unsuitable for some investors. It is important that investors understand the Funds’ investment strategies before making an investment in the Funds. Investors should carefully review the Funds’ investment objectives, strategies and risks included in the Funds’ prospectus before investing. Risks shown below that are applicable to ETFs, such as the Funds, also apply to the Underlying ETF. The Allocation ETFs also bear the risks of the investments of the Underlying Buffer ETFs in which they invest, which are included below.
FLEX Options Risk
The Funds utilize FLEX Options issued and guaranteed for settlement by the OCC. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.
Underlying ETF Risk
The Funds invest in FLEX Options that derive their value from the Underlying ETF, and therefore the Funds’ investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Funds’ investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.
Market Risk
The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, inflation, recessions, changes in trade regulations, elevated levels of government debt, changes in interest or currency rates, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, including labor shortages or increased production costs and competitive conditions within an industry, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; military conflict; internal unrest and discord; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Proposed and adopted policy and legislative actions in the U.S. may impact many aspects of financial and other regulations and may have a significant effect, including potentially adversely, on U.S. markets generally and the value of certain securities. In addition, increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade, and could adversely affect financial markets generally. Any such circumstances could have a materially negative impact on the value of the Funds’ shares and could result in increased market volatility. During any such events, the Funds’ shares may trade at increased premiums or discounts to their NAV.

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
Buffered Loss Risk (for all Funds other than the 6 Month Floor5 ETFs)
There can be no guarantee that the Funds will be successful in implementing their stated Buffer strategy in an Outcome Period. Despite the intended Buffer, a shareholder may lose their entire investment. If an investor purchases or sells shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Funds do not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
Capped Upside Return Risk (for all Funds other than the Uncapped ETFs)
The Funds’ strategy seeks to provide returns that match the share price returns of the Underlying ETF at the end of the Outcome Period, subject to each Fund’s stated Cap. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in a Fund held for the entire Outcome Period. In the event that the Underlying ETF experiences gains in excess of a Fund’s stated Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases or sells shares during an Outcome Period after the Underlying ETF’s share price has increased relative to its price at the close of the market the business day prior to the first day of the Outcome Period, the investor may have less or no investment gain on their shares for that Outcome Period. The Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
Floor Risk
Each of AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF and AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF will be subject to the first 5% of losses experienced by the Underlying ETF’s share price, and there can be no guarantee that each Fund will be successful in its strategy to limit the losses in excess of the first 5% experienced by the Underlying ETF’s share price in an Outcome Period. These Funds do not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment. In addition, each Fund’s NAV may not change significantly when the Underlying ETF’s share price is materially below the Floor. If the Outcome Period has begun and the Underlying ETF’s share price has decreased in value by more than 5%, an investor purchasing or selling shares at that time may not benefit from subsequent gains in the Underlying ETF’s share price until the Floor is reached and exceeded again (i.e., the Underlying ETF’s share price has recovered to a loss of only 5% from the start of the Outcome Period).
Upside Participation Risk
There can be no guarantee that the Uncapped ETFs will be successful in their strategy to provide shareholders with a return that tracks the share price returns of the Underlying ETF at the end of an Outcome Period that are in excess of the Spread. Each Fund is intended to only experience positive returns at the end of the Outcome Period if the Underlying ETF’s share price exceeds the Spread. If the Underlying ETF’s share price has not exceeded the Spread at the end of the Outcome Period, each such Fund is not anticipated to participate in any increase. If an investor purchases shares during an Outcome Period after the Underlying ETF’s share price has decreased, the investor will not participate in positive returns unless the Underlying ETF has first increased in value to the Outcome NAV and has also exceeded the Spread at the end of the Outcome Period. If an investor purchases or sells shares during an Outcome Period, the returns realized by the investor will not match those that each Fund seeks to achieve.
Investment Objective and Outcome Period Risk
There can be no guarantee that the Funds will be successful in their strategy to provide shareholders with a return that matches share price return of the Underlying ETF at the end of an Outcome Period, subject to the Cap, Buffer, Floor, or Spread, as applicable. The Funds’ strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period. If an investor purchases or sells shares during an Outcome Period, the returns realized by the investor will not match those that the Funds seek to achieve for the Outcome Period.
Fund-of-Funds Risk
Shareholders of the Allocation ETFs will experience investment returns that are different than the investment returns sought by the Underlying Buffer ETFs. Unlike the Underlying Buffer ETFs, the Allocation ETFs themselves do not pursue a buffered strategy, nor do the Allocation ETFs themselves provide protection with a Buffer against losses. Because each Allocation ETF

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
employs a laddered approach, the Allocation ETF will not realize the stated outcomes of an individual Underlying Buffer ETF. An investor in an Allocation ETF should not expect to experience any individual outcome sought by a particular Underlying Buffer ETF through an investment in the Allocation ETF. The Allocation ETFs will be continuously exposed to the investment profiles of each of their respective Underlying Buffer ETFs. A purchaser of Allocation ETF Shares will, therefore, have exposure to Underlying Buffer ETFs with differing profiles in terms of their potential for upside return, subject to the Cap or Spread, as applicable, and potential for downside protection against losses, limited by the Buffer. An investment in the Allocation ETFs may provide returns that are lower than the returns that an investor could achieve by investing in one or more of the Underlying Buffer ETFs alone. Additionally, if an individual Underlying Buffer ETF has experienced certain levels of losses since the beginning of its Outcome Period, there may be little to no ability for the Allocation ETF to benefit from the Buffer for the remainder of the time that it holds that Underlying Buffer ETF’s shares pursuant to the laddered approach. With respect to the AllianzIM Buffer20 Allocation ETF and AllianzIM 6 Month Buffer10 Allocation ETF, if one or more of the Underlying Buffer ETFs has reached its Cap at the time you invest in such Allocation ETF, you may derive no benefit from the Allocation ETF’s investment in that Underlying Buffer ETF. With respect to the AllianzIM Buffer15 Uncapped Allocation ETF, if one or more of the Underlying Buffer ETFs has not exceeded its Spread at the time you invest in the Allocation ETF, you may derive no benefit from the Allocation ETF’s investment in that Underlying Buffer ETF unless and until such Underlying Buffer ETF exceeds its Spread. Likewise, if one or more of the Underlying Buffer ETFs has decreased in value below its Buffer at the time that you invest in an Allocation ETF, you may derive no protection against losses from the Allocation ETF’s investment in that Underlying Buffer ETF. Each Allocation ETF, as a shareholder of the Underlying Buffer ETFs, indirectly bears its proportionate share of each Underlying Buffer ETF’s expenses.
Tax Risk
To maintain its status as a RIC, the Funds must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Funds will enter into. The Funds intend to treat FLEX Options referencing an index as “issued” by the issuer of the securities underlying the index, which would allow the Funds to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. Based upon the language in the legislative history, the Funds that invest in FLEX Options on the Underlying ETF intend to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow such Funds to qualify for special rules in the RIC diversification requirements. In addition, the Funds intend to treat any income they may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. If the income is not qualifying income or if the FLEX Options are not treated as issued by the issuer of the securities underlying the index or issued by the reference asset, as applicable, the Funds may not qualify, or may be disqualified, as a RIC. If the Funds do not qualify as a RIC for any taxable year and certain relief provisions are not available, the Funds’ taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, if a shareholder purchases shares after the Outcome Period has begun and shortly thereafter the Funds issue a dividend (commonly known as “buying a dividend”), the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Valuation Risk
During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Funds, the ability to value the FLEX Options becomes more difficult and the judgment of the Adviser or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Funds’ holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.
Liquidity Risk
In the event that trading in the FLEX Options is limited or absent, the value of the Funds’ FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
Cash Transactions Risk
The Funds may issue and redeem creation units of their shares solely or partially for cash, rather than in-kind for securities and portfolio instruments. To the extent the Funds engage in full or partial cash creation and redemption transactions, an investment in the Funds may be less tax-efficient than an investment in an ETF that transacts principally in-kind. To the extent the Funds effect redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of shares than for other ETFs.
Non-Diversification Risk
Certain Funds are classified as non-diversified under the 1940 Act. As a result, such Funds are only limited as to the percentage of their assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. These Funds may invest a relatively high percentage of their assets in a limited number of issuers. As a result, these Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
The AllianzIM U.S. Equity Buffer10 Jan ETF, AllianzIM U.S. Equity Buffer20 Jan ETF, AllianzIM U.S. Equity Buffer10 Apr ETF, AllianzIM U.S. Equity Buffer20 Apr ETF, AllianzIM U.S. Equity Buffer10 Jul ETF, AllianzIM U.S. Equity Buffer20 Jul ETF, AllianzIM U.S. Equity Buffer10 Oct ETF, AllianzIM U.S. Equity Buffer20 Oct ETF, AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF, and AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF intend to be diversified in approximately the same proportion as the Underlying Index is diversified. To the extent one of the Funds becomes non-diversified, the Fund may invest a larger percentage of its assets in securities issued by or representing a small number of issuers than can a diversified fund. As a result, the Fund’s shares may experience greater price volatility and the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers, which may negatively impact the Fund’s performance.
Premium/Discount Risk
The Adviser cannot predict whether shares will trade on the Exchange below, at or above their NAV because the shares trade at market prices and not at NAV. Price differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for shares may decrease considerably and cause the market price of shares to deviate significantly from the Fund’s NAV. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market.
Active Markets Risk
There can be no assurance that an active trading market for the shares will develop or be maintained. The Funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Funds. Securities, including the shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, or perceived trends in securities prices. In stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ portfolio holdings, which may cause a significant variance in the market price of shares and their underlying value and wider bid-ask spreads.

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Notes to Financial Statements
April 30, 2026 (unaudited)(continued)
NOTE 10 – SEGMENT REPORTING
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Funds each have a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of the prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
NOTE 11 – NEW ACCOUNTING PRONOUNCEMENTS
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management does not believe there will be any impact on the Fund’s financial statements.
NOTE 12 – SUBSEQUENT EVENTS
The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the dates the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

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Other Information (unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period ended April 30, 2026.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period ended April 30, 2026.
Item 10. Remuneration Paid to Directors, Officers, and Others
Pursuant to the Advisory Agreement, the Adviser is paid a unitary management fee which is designed to pay the Funds’ ordinary operating expenses, subject to certain exclusions. As such, the Adviser pays remuneration to the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (Independent Trustees) and to an officer of the Trust on behalf of the Funds. Non-independent trustees do not receive compensation from the Funds.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (unaudited)
AllianzIM International Equity Buffer15 Uncapped Jan ETF
AllianzIM International Equity Buffer15 Uncapped Apr ETF
At an in-person meeting (the “Meeting”) of the Board of Trustees (the “Board”) of AIM ETF Products Trust (the “Trust”) held September 24, 2024, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the investment advisory agreement (the “Agreement”) between Allianz Investment Management LLC (the “Manager”) and the Trust with respect to each of the AllianzIM International Equity Buffer15 Uncapped Jan ETF and AllianzIM International Equity Buffer15 Uncapped Apr ETF (each, a “Fund”), for an initial two-year term.
In considering the approval of the Agreement, the Board reviewed and considered information provided by the Manager at the Meeting including information pertaining to the Funds, specifically, and information provided to the Board throughout the year at meetings of the Board and its committees. The Independent Trustees also met in executive session with independent counsel, who provided assistance and advice.
The Board, including the Independent Trustees, evaluated the terms of the Agreement, reviewed information provided by the Manager in connection with the Agreement, and took into account the duties and responsibilities of the Trustees in evaluating and approving the Agreement. Under the Agreement, the Manager is obligated to pay all of the ordinary operating expenses of each Fund, except for certain excluded items (the “Unified Fee”). The Board noted that the Unified Fee was consistent with the current management fee structure for the existing series of the Trust. The Board also considered data provided by the Manager, from an unaffiliated third-party database, comparing the advisory fee and projected expense ratio of each Fund with the fees and expenses of a peer group of similar U.S.-listed buffer ETFs (the “Peer Group”). The Board discussed the criteria used by the Manager for selecting the Peer Group and concluded that the data was useful and reliable for the purpose of reviewing the Agreement.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser has realized or may realize “economies of scale” as the fund grows larger; any indirect benefits that have accrued or may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and took them into account in its review of the Agreement for each Fund.
Form N-CSR filings are required to include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below with the Board’s conclusions regarding such factors:

(a)   The nature, extent and quality of services to be provided to each Fund by the Manager. The Board considered the scope of services to be provided under the Agreement. In considering the nature, extent and quality of the services to be provided by the Manager, the Board reviewed and considered the Manager’s compliance infrastructure and the financial strength and resources of the Manager and its parent organization. The Board also reviewed information regarding the qualifications, background and experience of the investment personnel who will be responsible for the day-to-day management of each Fund. The Board considered the Manager’s experience as the investment manager to the other series of the Trust as well as to mutual funds underlying variable products and other accounts. The Board also considered the services to be provided to each Fund by the Manager, such as implementation of the Fund’s investment strategy, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Manager based on its experience, personnel, operations and resources.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (unaudited)(continued)

(b)   The cost of services to be provided to each Fund by the Manager, profitability and economies of scale. The Board reviewed the proposed expense ratio and advisory fee to be paid by each Fund and considered the expense ratios and advisory fees of the Peer Group. The Board noted that each Fund’s contractual advisory fee was lower than or equal to the advisory fees of the funds in the Peer Group and that each Fund’s net expense ratio was lower than the net expense ratios of all of the funds included in the Peer Group, which placed the Funds in the 1st best percentile among the funds included in the Peer Group. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Manager bears all of the ordinary operating expenses of the Funds, except for certain excluded items. The Board concluded that the advisory fee was reasonable.
The Board also evaluated the compensation and benefits expected to be received by the Manager and its affiliates from their relationship with each Fund, taking into account the Manager’s anticipated profitability. The Board noted that the Manager will bear all of the organizational expenses of each Fund. The Board noted that, because the Funds had not yet commenced operations, it was too early to assess the potential for economies of scale, though the Board determined to address economies of scale when assets under management reached appropriate levels.

(c)   The investment performance of each Fund and the Manager. The Board noted that there was no prior performance of the Funds to consider, but the Board took into account the Manager’s experience managing the other series of the Trust as well as mutual funds underlying variable products and other accounts. The Board noted that such experience demonstrated the Manager’s ability to effectively manage 1940 Act registered investment companies. After considering all of the information, the Board concluded that each Fund and its shareholders were likely to benefit from the Manager’s management.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Agreement, the Board, including the Independent Trustees, concluded that the advisory fee was reasonable, and that the approval of the Agreement was in the best interest of each Fund. No single factor was determinative to the decision of the Board, and each individual Trustee may have assigned different weights to various factors.
AllianzIM U.S Equity Buffer5 ETF
AllianzIM Growth-100 Buffer5 ETF
AllianzIM Growth-100 Buffer15 ETF
AllianzIM International Equity Buffer5 ETF
AllianzIM International Equity Buffer15 ETF
At an in-person meeting (the “Meeting”) of the Board of Trustees (the “Board”) of AIM ETF Products Trust (the “Trust”) held June 10, 2025, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the investment advisory agreement (the “Agreement”) between Allianz Investment Management LLC (the “Manager”) and the Trust with respect to each of the AllianzIM U.S Equity Buffer5 ETF, AllianzIM Growth-100 Buffer5 ETF, AllianzIM Growth-100 Buffer15 ETF, AllianzIM International Equity Buffer5 ETF, and AllianzIM International Equity Buffer15 ETF (each, a “Fund”), for an initial two-year term.
In considering the approval of the Agreement, the Board reviewed and considered information provided by the Manager at the Meeting including information pertaining to the Funds, specifically, and information provided to the Board throughout the year at meetings of the Board and its committees. The Independent Trustees also met in executive session with independent counsel, who provided assistance and advice.
The Board, including the Independent Trustees, evaluated the terms of the Agreement, reviewed information provided by the Manager in connection with the Agreement, and took into account the duties and responsibilities of the Trustees in evaluating and approving the Agreement. Under the Agreement, the Manager is obligated to pay all of the ordinary operating expenses of each Fund, except for certain excluded items (the “Unified Fee”). The Board noted that the Unified Fee was consistent with the current management fee structure for the existing series of the Trust. The Board also considered data provided by the Manager, from an unaffiliated third-party database, comparing the advisory fee and projected expense ratio of each Fund with the fees and expenses of a peer group of similar U.S.-listed buffer ETFs as the Fund (each, a “Peer Group”). The Board discussed the criteria used by the Manager for selecting the Peer Group and concluded that the data was useful and reliable for the purpose of reviewing the Agreement.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (unaudited)(continued)
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser has realized or may realize “economies of scale” as the fund grows larger; any indirect benefits that have accrued or may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and took them into account in its review of the Agreement for each Fund.
Form N-CSR filings are required to include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below with the Board’s conclusions regarding such factors:

(a)   The nature, extent and quality of services to be provided to each Fund by the Manager. The Board considered the scope of services to be provided under the Agreement. In considering the nature, extent and quality of the services to be provided by the Manager, the Board reviewed and considered the Manager’s compliance infrastructure and the financial strength and resources of the Manager and its parent organization. The Board also reviewed information regarding the qualifications, background and experience of the investment personnel who will be responsible for the day-to-day management of each Fund. The Board considered the Manager’s experience as the investment manager to the other series of the Trust as well as to mutual funds underlying variable products and other accounts. The Board also considered the services to be provided to each Fund by the Manager, such as implementation of the Fund’s investment strategy, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Manager based on its experience, personnel, operations and resources.

(b)   The cost of services to be provided to each Fund by the Manager, profitability and economies of scale. The Board reviewed the proposed expense ratio and advisory fee to be paid by each Fund and considered the expense ratios and advisory fees of the Peer Group. The Board noted that each Fund’s contractual advisory fee was lower than or equal to the advisory fees of the majority of the funds in each Fund’s respective Peer Group and that each Fund’s net expense ratio was lower than the net expense ratios of the majority of the funds included in each Fund’s respective Peer Group, which placed AllianzIM U.S Equity Buffer5 ETF in the 18th percentile, AllianzIM Growth-100 Buffer5 ETF and AllianzIM Growth-100 Buffer15 ETF in the 24th percentile and AllianzIM International Equity Buffer5 ETF and AllianzIM International Equity Buffer15 ETF in the 1st percentile among the funds included in their respective Peer Group. The Board acknowledged differences in the types of fees comprising the total expense ratios of two funds included in the Peer Group for AllianzIM International Equity Buffer5 ETF and AllianzIM International Equity Buffer15 ETF. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Manager bears all of the ordinary operating expenses of the Funds, except for certain excluded items. The Board concluded that the advisory fee was reasonable.
The Board also evaluated the compensation and benefits expected to be received by the Manager and its affiliates from their relationship with each Fund, taking into account the Manager’s anticipated profitability. The Board noted that the Manager will bear all of the organizational expenses of each Fund. The Board noted that, because the Funds had not yet commenced operations, it was too early to assess the potential for economies of scale, though the Board determined to address economies of scale when assets under management reached appropriate levels.

(c)   The investment performance of each Fund and the Manager. The Board noted that there was no prior performance of the Funds to consider, but the Board took into account the Manager’s experience managing the other series of the Trust as well as mutual funds underlying variable products and other accounts. The Board noted that such experience demonstrated the Manager’s ability to effectively manage 1940 Act registered investment companies. After considering all of the information, the Board concluded that each Fund and its shareholders were likely to benefit from the Manager’s management.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Agreement, the Board, including the Independent Trustees, concluded that the advisory fee was

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (unaudited)(continued)
reasonable, and that the approval of the Agreement was in the best interest of each Fund. No single factor was determinative to the decision of the Board, and each individual Trustee may have assigned different weights to various factors.
AllianzIM U.S. Small Cap Buffer5 ETF
AllianzIM U.S. Small Cap Buffer15 ETF
At an in-person meeting (the “Meeting”) of the Board of Trustees (the “Board”) of AIM ETF Products Trust (the “Trust”) held September 23, 2025, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the investment advisory agreement (the “Agreement”) between Allianz Investment Management LLC (the “Manager”) and the Trust with respect to each of the AllianzIM U.S. Small Cap Buffer5 ETF and AllianzIM U.S. Small Cap Buffer15 ETF (each, a “Fund”), for an initial two-year term.
In considering the approval of the Agreement, the Board reviewed and considered information provided by the Manager at the Meeting including information pertaining to the Funds, specifically, and information provided to the Board throughout the year at meetings of the Board and its committees. The Independent Trustees also met in executive session with independent counsel, who provided assistance and advice.
The Board, including the Independent Trustees, evaluated the terms of the Agreement, reviewed information provided by the Manager in connection with the Agreement, and took into account the duties and responsibilities of the Trustees in evaluating and approving the Agreement. Under the Agreement, the Manager is obligated to pay all of the ordinary operating expenses of each Fund, except for certain excluded items (the “Unified Fee”). The Board noted that the Unified Fee was consistent with the current management fee structure for the existing series of the Trust. The Board also considered data provided by the Manager, from an unaffiliated third-party database, comparing the advisory fee and projected expense ratio of each Fund with the fees and expenses of a peer group of similar U.S.-listed buffer ETFs (the “Peer Group”). The Board discussed the criteria used by the Manager for selecting the Peer Group and concluded that the data was useful and reliable for the purpose of reviewing the Agreement.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser has realized or may realize “economies of scale” as the fund grows larger; any indirect benefits that have accrued or may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and took them into account in its review of the Agreement for each Fund.
Form N-CSR filings are required to include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below with the Board’s conclusions regarding such factors:

(a)   The nature, extent and quality of services to be provided to each Fund by the Manager. The Board considered the scope of services to be provided under the Agreement. In considering the nature, extent and quality of the services to be provided by the Manager, the Board reviewed and considered the Manager’s compliance infrastructure and the financial strength and resources of the Manager and its parent organization. The Board also reviewed information regarding the qualifications, background and experience of the investment personnel who will be responsible for the day-to-day management of each Fund. The Board considered the Manager’s experience as the investment manager to the other series of the Trust as well as to mutual funds underlying variable products and other accounts. The Board also considered the services to be provided to each Fund by the Manager, such as implementation of the Fund’s investment strategy, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Manager based on its experience, personnel, operations and resources.

(b)   The cost of services to be provided to each Fund by the Manager, profitability and economies of scale. The Board reviewed the proposed expense ratio and advisory fee to be paid by each Fund and considered the expense ratios and advisory fees of the Peer Group. The Board noted that each Fund’s contractual advisory fee was lower than or equal to the advisory fees of the majority of the funds in the Peer Group and that each Fund’s net expense ratio was lower than

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (unaudited)(continued)
the net expense ratios of the majority of the funds included in the Peer Group, which placed the Funds in the 26th percentile among the funds included in the Peer Group. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Manager bears all of the ordinary operating expenses of the Funds, except for certain excluded items. The Board concluded that the advisory fee was reasonable.
The Board also evaluated the compensation and benefits expected to be received by the Manager and its affiliates from their relationship with each Fund, taking into account the Manager’s anticipated profitability. The Board noted that the Manager will bear all of the organizational expenses of each Fund. The Board noted that, because the Funds had not yet commenced operations, it was too early to assess the potential for economies of scale, though the Board determined to address economies of scale when assets under management reached appropriate levels.

(c)   The investment performance of each Fund and the Manager. The Board noted that there was no prior performance of the Funds to consider, but the Board took into account the Manager’s experience managing the other series of the Trust as well as mutual funds underlying variable products and other accounts. The Board noted that such experience demonstrated the Manager’s ability to effectively manage 1940 Act registered investment companies. After considering all of the information, the Board concluded that each Fund and its shareholders were likely to benefit from the Manager’s management.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Agreement, the Board, including the Independent Trustees, concluded that the advisory fee was reasonable, and that the approval of the Agreement was in the best interest of each Fund. No single factor was determinative to the decision of the Board, and each individual Trustee may have assigned different weights to various factors.

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Investment Adviser
Allianz Investment Management LLC
5701 Golden Hills Drive
Minneapolis, Minnesota 55416
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Administrator, Custodian, Fund Accountant, and Transfer Agent
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, Massachusetts 02110
Legal Counsel
Stradley Ronon Stevens and Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Information included in Item 7, if applicable.

Item 9. Proxy Disclosures for Open-End Management Companies.

Information included in Item 7, if applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

Information included in Item 7, if applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Information included in Item 7, if applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules
13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s period covered by this report, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

(a)(4)	Not applicable.

(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 19(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM ETF Products Trust

By: (Signature and Title)

/s/ Brian Muench
Brian Muench
Title:	President - Principal Executive Officer
Date:	June 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Brian Muench
Brian Muench
Title:	President - Principal Executive Officer
Date:	June 26, 2026

By: (Signature and Title)

/s/ Monique Labbe
Monique Labbe
Title:	Treasurer - Principal Financial Officer
Date:	June 26, 2026